Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Discovery Fund	September 30, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.8%)

Banks (24.8%):
Atlantic Capital Bancshares, Inc.(a)	60,683	$1,052
Bridge Bancorp, Inc.	38,900	1,150
Carolina Financial Corp.	36,500	1,297
Civista Bancshares, Inc.	40,500	880
Financial Institutions, Inc.	16,700	504
First Bancorp, Inc., Class A	10,500	377
First Bank	69,100	748
First Foundation, Inc.	82,500	1,260
First Internet Bancorp	35,900	769
First Mid-Illinois Bancshares, Inc.	33,700	1,167
Franklin Financial Network, Inc.	40,800	1,233
German American Bancorp, Inc., Class A	43,790	1,404
HarborOne Bancorp, Inc.(a)	107,725	1,084
Heritage Commerce Corp.	97,500	1,146
Heritage Financial Corp.	35,500	957
Hometrust Bancshares, Inc.	47,500	1,238
Howard Bancorp, Inc.(a)	56,500	943
Independent Bank Corp.	62,500	1,332
Mercantile Bank Corp.	38,300	1,256
Old Line Bancshares, Inc.	21,000	609
Origin Bancorp, Inc.	29,500	995
Peoples Bancorp, Inc.	42,297	1,345
People’s Utah Bancorp	28,550	808
QCR Holdings, Inc.	31,000	1,177
SB One Bancorp	34,800	785
SmartFinancial, Inc.(a)	46,500	969
Southern National Bancorp of Virginia, Inc.	84,000	1,293
Trico Bancshares	18,000	653
Univest Financial Corp.	54,000	1,379
Washington Trust Bancorp, Inc.	24,000	1,159
		30,969
Capital Markets (1.7%):
Cowen, Inc., Class A(a)(b)	85,500	1,316
Diamond Hill Investment Group, Inc.	6,000	829
		2,145
Communication Services (2.1%):
Entravision Communications Corp., Class A	171,657	546
Glu Mobile, Inc.(a)	127,306	635
The Marcus Corp.	40,314	1,492
		2,673
Consumer Discretionary (8.8%):
Carrols Restaurant Group, Inc.(a)(b)	127,045	1,053
Century Communities, Inc.(a)	29,000	888
Hibbett Sports, Inc.(a)(b)	33,073	757
M/I Homes, Inc.(a)	34,800	1,310
Malibu Boats, Inc., Class A(a)	27,916	856
MarineMax, Inc.(a)(b)	44,845	694
Modine Manufacturing Co.(a)	96,000	1,092
Motorcar Parts of America, Inc.(a)(b)	71,000	1,199
Ruth’s Hospitality Group, Inc.	36,029	736
Shoe Carnival, Inc.	30,500	989
Zumiez, Inc.(a)(b)	43,700	1,384
		10,958
Consumer Finance (0.8%):
EZCORP, Inc., Class A(a)(b)	148,000	955

Energy (4.6%):
Earthstone Energy, Inc., Class A(a)(b)	152,000	494
Matrix Service Co.(a)	72,906	1,250
Natural Gas Services Group, Inc.(a)	56,432	723
Newpark Resources, Inc.(a)	198,000	1,509
Solaris Oilfield Infrastructure, Inc., Class A(b)	71,696	962

Security Description	Shares	Value
Tidewater, Inc.(a)	52,770	$797
		5,735
Health Care (5.1%):
Addus HomeCare Corp.(a)(b)	21,400	1,697
Capital Senior Living Corp.(a)	157,400	689
Invacare Corp.(b)	76,408	573
Orthofix Medical, Inc.(a)	27,900	1,479
RadNet, Inc.(a)	75,950	1,091
RTI Surgical, Inc.(a)	294,800	840
		6,369
Industrials (16.4%):
CIRCOR International, Inc.(a)	17,000	638
Columbus McKinnon Corp.	35,500	1,293
Covenant Transport Group, Inc., Class A(a)	50,000	822
CRA International, Inc.	27,075	1,136
Ducommon, Inc.(a)	32,800	1,391
DXP Enterprise, Inc.(a)	32,500	1,129
Eagle Bulk Shipping, Inc.(a)(b)	235,000	1,028
Echo Global Logistics, Inc.(a)	43,908	995
Foundation Building Materials, Inc.(a)	54,506	844
Great Lakes Dredge & Dock Corp.(a)	88,200	922
Heidrick & Struggles International, Inc.	29,700	811
Heritage-Crystal Clean, Inc.(a)	28,700	761
Kelly Services, Inc., Class A(b)	52,300	1,267
MYR Group, Inc.(a)	30,000	938
NN, Inc.(b)	126,500	902
Park-Ohio Holdings Corp.	22,200	663
SP Plus Corp.(a)	36,700	1,358
Spartan Motors, Inc.	71,400	980
Team, Inc.(a)(b)	71,700	1,294
Triumph Group, Inc.	40,900	936
USA Truck, Inc.(a)(b)	35,724	287
		20,395
Information Technology (11.3%):
Axcelis Technologies, Inc.(a)	66,840	1,142
Cohu, Inc.	59,177	799
Diebold, Inc.(a)	74,000	829
Digi International, Inc.(a)	92,950	1,266
FormFactor, Inc.(a)	46,000	858
Harmonic, Inc.(a)	228,500	1,503
I3 Verticals, Inc.(a)	56,241	1,131
Infinera Corp.(a)(b)	215,723	1,176
Mitek Systems, Inc.(a)	97,200	938
Mobileiron, Inc.(a)	93,870	614
Nanometrics, Inc.(a)(b)	29,037	947
Perficient, Inc.(a)	22,800	880
Photronics, Inc.(a)(b)	124,000	1,350
Rudolph Technologies, Inc.(a)	25,877	682
		14,115
Insurance (1.8%):
HCI Group, Inc.(b)	24,100	1,013
Heritage Insurance Holdings, Inc.	83,000	1,241
		2,254
Materials (4.4%):
Haynes International, Inc.	35,000	1,254
Koppers Holdings, Inc.(a)	42,300	1,236
Ryerson Holding Corp.(a)	46,000	392
Schnitzer Steel Industries, Inc.	54,000	1,116
SunCoke Energy, Inc.(a)	162,700	918
Verso Corp., Class A(a)	52,000	644
		5,560

Security Description	Shares	Value
Mortgage Real Estate Investment Trusts (0.9%):
Western Asset Mortgage Capital Corp.	113,000	$1,090

Real Estate (7.5%):
Bluerock Residential Growth REIT, Inc.	83,700	985
Catchmark Timber Trust, Inc.	110,000	1,175
Cedar Realty Trust, Inc.	290,000	870
City Office REIT, Inc.	75,100	1,081
Community Healthcare Trust, Inc.(b)	15,850	706
Global Medical REIT, Inc.	81,000	923
NexPoint Residential Trust, Inc.	18,200	851
Plymouth Industrial REIT, Inc.	48,758	893
UMH Properties, Inc.	64,500	908
Urstadt Biddle Properties, Inc., Class A	36,500	865
		9,257
Thrifts & Mortgage Finance (6.6%):
Bridgewater Bancshares, Inc.(a)	85,000	1,015
First Defiance Financial Corp.	42,000	1,217
Home Bancorp, Inc.	17,700	690
Homestreet, Inc.(a)	39,150	1,070
PCSB Financial Corp.	62,500	1,249
United Community Financial Corp.	141,500	1,525
United Financial Bancorp, Inc.	109,000	1,486
		8,252
Total Common Stocks (Cost $113,116)		120,727

Collateral for Securities Loaned^ (11.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(c)	3,290,187	3,290
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(c)	3,736,272	3,736
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(c)	111,060	111
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(c)	2,083,452	2,083
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(c)	1,809,456	1,809
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(c)	3,234,500	3,235
Total Collateral for Securities Loaned (Cost $14,264)		14,264
Total Investments (Cost $127,380) — 108.2%		134,991
Liabilities in excess of other assets — (8.2)%		(10,220)
NET ASSETS - 100.00%		$124,771

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate disclosed is the daily yield on September 30, 2019.

REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Mid-Cap Value Fund	September 30, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.8%)

Communication Services (1.7%):
CBS Corp., Class B	55,311	$2,233
Cinemark Holdings, Inc.	50,295	1,943
		4,176
Consumer Discretionary (9.0%):
Advance Auto Parts, Inc.	9,531	1,576
Aramark	63,325	2,760
Best Buy Co., Inc.	27,120	1,871
BorgWarner, Inc.	37,722	1,384
Brunswick Corp.	38,315	1,997
D.R. Horton, Inc.	58,492	3,083
Dollar Tree, Inc.(a)	24,909	2,843
Kohl’s Corp.	38,839	1,929
Ralph Lauren Corp.	15,720	1,501
Royal Caribbean Cruises Ltd.	16,518	1,789
Wyndham Worldwide Corp.(b)	39,978	1,840
		22,573
Consumer Staples (5.0%):
BJ’s Wholesale Club Holdings, Inc.(a)	84,266	2,180
Conagra Brands, Inc.	81,086	2,488
Post Holdings, Inc.(a)	19,823	2,098
Tyson Foods, Inc., Class A	37,060	3,192
US Foods Holding Corp.(a)	60,474	2,485
		12,443
Energy (5.4%):
Concho Resources, Inc.	28,271	1,920
Diamondback Energy, Inc.	21,363	1,921
Hess Corp.	29,605	1,791
HollyFrontier Corp.	41,632	2,233
Noble Energy, Inc.	84,676	1,902
Pioneer Natural Resources Co.	14,260	1,793
WPX Energy, Inc.(a)	190,224	2,014
		13,574
Financials (18.6%):
Ally Financial, Inc.	46,659	1,547
American Financial Group, Inc.	26,185	2,824
Arthur J. Gallagher & Co.	35,009	3,136
Assurant, Inc.	16,541	2,081
E*TRADE Financial Corp.	43,832	1,915
Everest Re Group Ltd.	9,610	2,557
Fidelity National Financial, Inc., Class A	61,946	2,751
Fifth Third Bancorp.	129,956	3,558
Lincoln National Corp.	39,260	2,368
LPL Financial Holdings, Inc.	26,367	2,159
Northern Trust Corp.	29,490	2,753
Raymond James Financial, Inc.	26,139	2,155
SunTrust Banks, Inc.	57,864	3,981
Synovus Financial Corp.	81,906	2,929
Voya Financial, Inc.	56,291	3,064
W.R. Berkley Corp.	31,623	2,284
Western Alliance Bancorp	33,845	1,560
Zions Bancorp NA	72,683	3,236
		46,858
Health Care (7.8%):
Encompass Health Corp.	39,876	2,523
Hill-Rom Holdings, Inc.	20,246	2,130
Hologic, Inc.(a)	61,068	3,083
Laboratory Corp. of America Holdings(a)	19,675	3,306
McKesson Corp.	18,193	2,486
Perrigo Co. PLC	40,457	2,261

Security Description	Shares	Value
Zimmer Biomet Holdings, Inc.	27,746	$3,810
		19,599
Industrials (13.6%):
AGCO Corp.	22,197	1,680
Beacon Roofing Supply, Inc.(a)	53,168	1,783
Crane Co.	18,593	1,499
Curtiss-Wright Corp.	17,681	2,287
Dycom Industries, Inc.(a)	46,784	2,388
Kansas City Southern	21,671	2,883
Knight-Swift Transportation Holdings, Inc.(b)	46,089	1,673
L3Harris Technologies, Inc.	8,402	1,753
Old Dominion Freight Line, Inc.	13,234	2,249
Oshkosh Corp.	26,367	1,999
Parker-Hannifin Corp.	12,265	2,215
Quanta Services, Inc.	81,997	3,100
Regal Beloit Corp.	22,628	1,648
Republic Services, Inc., Class A	32,021	2,771
Textron, Inc.	40,913	2,003
United Airlines Holdings, Inc.(a)	26,253	2,321
		34,252
Information Technology (9.8%):
Flextronics International Ltd.(a)	176,979	1,852
Leidos Holdings, Inc.	31,896	2,739
Microchip Technology, Inc.(b)	25,158	2,338
Motorola Solutions, Inc.	9,336	1,591
NCR Corp.(a)	72,227	2,279
Nuance Communications, Inc.(a)	127,755	2,084
ON Semiconductor Corp.(a)	105,674	2,030
Qorvo, Inc.(a)	20,815	1,543
Symantec Corp.	105,605	2,495
SYNNEX Corp.	21,556	2,434
Teradata Corp.(a)	43,934	1,362
Western Digital Corp.	33,845	2,019
		24,766
Materials (6.1%):
Allegheny Technologies, Inc.(a)	100,545	2,036
Carpenter Technology Corp.	47,138	2,435
Celanese Corp., Series A	15,857	1,939
Corteva, Inc.	58,469	1,637
FMC Corp.	25,821	2,264
Martin Marietta Materials, Inc.	12,151	3,331
Newmont Goldcorp Corp.	47,205	1,790
		15,432
Real Estate (11.0%):
Alexandria Real Estate Equities, Inc.	12,415	1,912
Americold Realty Trust	55,482	2,057
Apartment Investment & Management Co.	62,653	3,267
Camden Property Trust	30,152	3,347
Duke Realty Investments, Inc.	106,837	3,629
HCP, Inc.	103,201	3,678
Host Hotels & Resorts, Inc.	160,199	2,770
Kimco Realty Corp.	84,745	1,769
STORE Capital Corp.	61,500	2,301
Weyerhaeuser Co.	112,297	3,111
		27,841
Utilities (9.8%):
Alliant Energy Corp.	46,100	2,486
Atmos Energy Corp.	20,782	2,367
DTE Energy Co.	24,168	3,213
Edison International	38,132	2,876
Evergy, Inc.	38,930	2,591
FirstEnergy Corp.	62,071	2,995
Pinnacle West Capital Corp.	19,926	1,934

Security Description	Shares	Value
PPL Corp.	115,762	$3,646
UGI Corp.	47,422	2,384
		24,492
Total Common Stocks (Cost $233,595)		246,006

Exchange-Traded Funds (0.4%)
iShares Russell Midcap Value Index ETF	10,000	897
Total Exchange-Traded Funds (Cost $895)		897

Collateral for Securities Loaned^ (2.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(c)	1,151,955	1,152
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(c)	1,308,138	1,308
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(c)	38,499	38
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(c)	729,455	729
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(c)	633,524	634
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(c)	1,132,609	1,133
Total Collateral for Securities Loaned (Cost $4,994)		4,994
Total Investments (Cost $239,484) — 100.2%		251,897
Liabilities in excess of other assets — (0.2)%		(598)
NET ASSETS - 100.00%		$251,299

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate disclosed is the daily yield on September 30, 2019.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Small-Cap Value Fund	September 30, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)

Communication Services (2.1%):
AMC Entertainment Holdings, Inc.(a)	1,105,501	$11,828
Gray Television, Inc.(b)	939,380	15,331
Lions Gate Entertainment(b)	970,200	8,480
The Marcus Corp.	312,100	11,551
		47,190
Consumer Discretionary (9.5%):
Adtalem Global Education, Inc.(b)	300,825	11,458
American Eagle Outfitters, Inc.	1,084,481	17,590
Asbury Automotive Group, Inc.(b)	190,302	19,474
Brunswick Corp.(a)	322,886	16,829
Caleres, Inc.(a)	811,347	18,994
Century Communities, Inc.(b)	666,600	20,418
Dana, Inc.	830,100	11,987
G-III Apparel Group Ltd.(b)	622,910	16,053
Helen of Troy Ltd.(b)	101,600	16,018
Jack in the Box, Inc.	211,541	19,276
Meritage Homes Corp.(a)(b)	172,700	12,149
Penn National Gaming, Inc.(b)	1,172,777	21,843
Wolverine World Wide, Inc.	545,200	15,407
		217,496
Consumer Staples (3.1%):
BJ’s Wholesale Club Holdings, Inc.(b)	691,600	17,892
Performance Food Group Co.(b)	481,686	22,162
Sanderson Farms, Inc.	108,300	16,389
The Simply Good Foods Co.(b)	487,200	14,124
		70,567
Energy (5.9%):
Callon Petroleum Co.(a)(b)	4,061,336	17,626
Delek US Holdings, Inc.	444,453	16,134
Helix Energy Solutions Group, Inc.(b)	2,591,802	20,890
Magnolia Oil & Gas Corp.(a)(b)	1,852,094	20,557
Matador Resources Co.(a)(b)	830,900	13,735
Oasis Petroleum, Inc.(b)	3,511,212	12,149
PDC Energy, Inc.(b)	538,600	14,946
World Fuel Services Corp.	423,200	16,903
		132,940
Financials (24.6%):
BancorpSouth Bank(a)	954,053	28,249
BankUnited, Inc.	649,905	21,850
Berkshire Hills Bancorp, Inc.	755,500	22,129
Carolina Financial Corp.	206,900	7,353
Cathay General Bancorp(a)	493,300	17,135
Centerstate Banks, Inc.(a)	1,062,420	25,482
eHealth, Inc.(b)	138,500	9,250
First Bancorp, Inc., Class A	196,700	7,062
First Commonwealth Financial Corp.	1,354,980	17,994
First Financial Bancorp	507,668	12,425
First Merchants Corp.	449,200	16,906
Fulton Financial Corp.(a)	1,283,248	20,763
Great Western Bancorp, Inc.	829,800	27,383
Hancock Whitney Corp., Class B	467,086	17,887
Heritage Financial Corp.	248,900	6,710
IBERIABANK Corp.	280,193	21,166
Kemper Corp.	231,059	18,011
LegacyTexas Financial Group, Inc.(a)	448,496	19,523
MGIC Investment Corp.	1,168,500	14,700
PacWest Bancorp	460,700	16,742
People’s United Financial, Inc.	672,318	10,512
Piper Jaffray Co.	178,213	13,452
Primerica, Inc.	157,580	20,049
RLI Corp.(a)	227,413	21,129
Selective Insurance Group, Inc.	202,700	15,241

Security Description	Shares	Value
Sterling Bancorp	686,479	$13,771
Stifel Financial Corp.	439,539	25,220
Synovus Financial Corp.	507,398	18,145
The Hanover Insurance Group, Inc.	134,867	18,280
United Community Banks, Inc.	655,316	18,578
WesBanco, Inc.	324,800	12,138
Western Alliance Bancorp	472,923	21,792
		557,027
Health Care (4.9%):
Brookdale Senior Living, Inc.(b)	1,524,126	11,553
CONMED Corp.(a)	202,324	19,453
Magellan Health, Inc.(b)	381,606	23,697
Orthofix Medical, Inc.(b)	226,800	12,025
Select Medical Holdings Corp.(b)	1,231,067	20,399
Syneos Health, Inc.(a)(b)	404,200	21,507
		108,634
Industrials (14.0%):
AAR Corp.	411,000	16,938
Aerojet Rocketdyne Holdings, Inc.(a)(b)	254,567	12,858
AZZ, Inc.	307,000	13,373
Beacon Roofing Supply, Inc.(b)	518,772	17,394
Clean Harbors, Inc.(b)	219,800	16,969
Continental Building Products, Inc.(b)	747,700	20,405
Curtiss-Wright Corp.	120,000	15,524
Dycom Industries, Inc.(b)	492,922	25,163
EMCOR Group, Inc.	193,856	16,695
Hub Group, Inc., Class A(b)	319,452	14,855
KBR, Inc.	879,989	21,595
Meritor, Inc.(a)(b)	877,978	16,243
Regal Beloit Corp.	215,700	15,714
Saia, Inc.(a)(b)	266,081	24,932
SkyWest, Inc.	403,601	23,167
Team, Inc.(a)(b)	713,082	12,871
Triumph Group, Inc.	674,100	15,423
Werner Enterprises, Inc.(a)	432,900	15,281
		315,400
Information Technology (11.5%):
Anixter International, Inc.(b)	340,907	23,563
Conduent, Inc.(b)	1,710,900	10,642
CTS Corp.	321,500	10,404
Diebold, Inc.(b)	656,400	7,352
Diodes, Inc.(b)	332,256	13,340
Flextronics International Ltd.(b)	1,373,796	14,377
FormFactor, Inc.(b)	1,020,576	19,029
Knowles Corp.(b)	531,300	10,807
Lumentum Holdings, Inc.(a)(b)	252,900	13,545
MACOM Technology Solutions Holdings, Inc.(a)(b)	802,600	17,252
NCR Corp.(b)	550,239	17,365
Nuance Communications, Inc.(b)	1,056,145	17,226
Perspecta, Inc.	496,928	12,979
Sanmina Corp.(b)	468,685	15,049
Teradata Corp.(b)	395,800	12,270
TTM Technologies, Inc.(a)(b)	1,386,130	16,904
Verint Systems, Inc.(b)	275,246	11,775
Viavi Solutions, Inc.(b)	1,145,400	16,042
		259,921
Materials (4.9%):
Allegheny Technologies, Inc.(a)(b)	925,230	18,735
Carpenter Technology Corp.	346,379	17,894
Cleveland-Cliffs, Inc.(a)	1,595,100	11,517
Ingevity Corp.(b)	181,321	15,383
Louisiana Pacific Corp.	722,700	17,764
Summit Materials, Inc., Class A(b)	558,400	12,396

Security Description	Shares	Value
US Concrete, Inc.(a)(b)	306,000	$16,916
		110,605
Real Estate (10.2%):
Alexander & Baldwin, Inc.	534,700	13,105
CareTrust REIT, Inc.	499,500	11,741
Cousins Properties, Inc.	382,977	14,396
DiamondRock Hospitality Co.	1,469,741	15,065
Essential Properties Realty Trust, Inc.	737,800	16,903
First Industrial Realty Trust, Inc.	731,697	28,946
Kite Realty Group Trust	903,198	14,587
Mack Cali Realty Corp.	943,435	20,435
Pennsylvania Real Estate Investment Trust(a)	1,160,305	6,637
Physicians Realty Trust	1,174,982	20,856
SITE Centers Corp.	1,351,921	20,428
STAG Industrial, Inc.	727,237	21,439
Summit Hotel Properties, Inc.	1,285,905	14,916
Sunstone Hotel Investors, Inc.	886,342	12,178
		231,632
Utilities (7.0%):
ALLETE, Inc.	252,969	22,112
Black Hills Corp.	233,623	17,926
New Jersey Resources Corp.	387,485	17,522
NorthWestern Corp.	246,491	18,499
ONE Gas, Inc.	184,901	17,771
PNM Resources, Inc.	434,625	22,635
Southwest Gas Holdings, Inc.	282,370	25,707
Spire, Inc.	184,800	16,122
		158,294
Total Common Stocks (Cost $1,996,459)		2,209,706

Exchange-Traded Funds (0.8%)
iShares Russell 2000 Value Index Fund(a)	144,834	17,295
Total Exchange-Traded Funds (Cost $17,132)		17,295

Collateral for Securities Loaned^ (5.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(c)	27,756,175	27,756
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(c)	31,519,372	31,519
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(c)	928,501	929
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(c)	17,576,100	17,576
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(c)	15,264,658	15,265
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(c)	27,290,040	27,290
Total Collateral for Securities Loaned (Cost $120,335)		120,335
Total Investments (Cost $2,133,926) — 103.8%		2,347,336
Liabilities in excess of other assets — (3.8)%		(86,688)
NET ASSETS - 100.00%		$2,260,648

^                            Purchased with cash collateral from securities on loan.

(a)                   All or a portion of this security is on loan.

(b)                   Non-income producing security.

(c)                    Rate disclosed is the daily yield on September 30, 2019.

REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Small/Mid-Cap Value Fund	September 30, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.6%)

Communication Services (1.3%):
Cinemark Holdings, Inc.	31,742	$1,227
Lions Gate Entertainment(a)	66,028	577
		1,804
Consumer Discretionary (9.1%):
Adtalem Global Education, Inc.(a)	16,633	634
American Eagle Outfitters, Inc.	64,001	1,038
Aramark	35,925	1,566
Brunswick Corp.(b)	21,831	1,138
Caleres, Inc.	30,922	724
Dana, Inc.	38,427	555
G-III Apparel Group Ltd.(a)	35,009	902
Kohl’s Corp.	25,790	1,281
PulteGroup, Inc.	42,436	1,551
Ralph Lauren Corp.	11,558	1,104
Wolverine World Wide, Inc.	32,143	908
Wyndham Worldwide Corp.	27,299	1,256
		12,657
Consumer Staples (4.7%):
BJ’s Wholesale Club Holdings, Inc.(a)	38,340	992
Grocery Outlet Holding Corp.(a)	20,778	721
Lamb Weston Holdings, Inc.	16,216	1,179
Performance Food Group Co.(a)	30,318	1,394
Pilgrim’s Pride Corp.(a)	30,145	966
Post Holdings, Inc.(a)	10,695	1,132
		6,384
Energy (5.0%):
Delek US Holdings, Inc.	26,653	968
Diamondback Energy, Inc.	12,594	1,132
Helix Energy Solutions Group, Inc.(a)	148,616	1,198
HollyFrontier Corp.	23,548	1,263
Parsley Energy, Inc., Class A	56,582	951
WPX Energy, Inc.(a)	121,919	1,291
		6,803
Financials (22.6%):
AGNC Investment Corp.	119,980	1,930
American Financial Group, Inc.	18,588	2,006
Arthur J. Gallagher & Co.	16,044	1,437
Assurant, Inc.	10,350	1,302
BankUnited, Inc.	47,009	1,581
E*TRADE Financial Corp.	23,160	1,012
East West Bancorp, Inc.	23,160	1,026
Everest Re Group Ltd.	3,537	941
First American Financial Corp.	18,673	1,102
Great Western Bancorp, Inc.	33,639	1,110
Hancock Whitney Corp., Class B	18,588	712
IBERIABANK Corp.	9,444	713
Kemper Corp.	12,076	941
LPL Financial Holdings, Inc.	15,009	1,229
MGIC Investment Corp.	75,903	955
People’s United Financial, Inc.	60,118	940
Primerica, Inc.	8,970	1,141
Sterling Bancorp	55,374	1,111
Stifel Financial Corp.	18,630	1,069
Synovus Financial Corp.	43,213	1,545
The Hanover Insurance Group, Inc.	9,186	1,245
Umpqua Holdings Corp.	61,800	1,017
Voya Financial, Inc.	31,741	1,728
WesBanco, Inc.	16,082	601
Western Alliance Bancorp	30,059	1,385
Zions Bancorp NA	30,318	1,350
		31,129

Security Description	Shares	Value
Health Care (5.4%):
Brookdale Senior Living, Inc.(a)	81,253	$616
Encompass Health Corp.	22,168	1,403
Hill-Rom Holdings, Inc.	11,601	1,221
Hologic, Inc.(a)	23,807	1,202
Magellan Health, Inc.(a)	17,164	1,066
Perrigo Co. PLC(b)	14,188	793
STERIS PLC	7,590	1,097
		7,398
Industrials (14.0%):
Acuity Brands, Inc.	10,781	1,453
Alaska Air Group, Inc.	12,894	837
Beacon Roofing Supply, Inc.(a)	29,887	1,002
Clean Harbors, Inc.(a)	14,017	1,082
Continental Building Products, Inc.(a)	42,524	1,160
Curtiss-Wright Corp.	10,695	1,383
Dycom Industries, Inc.(a)	27,904	1,424
EMCOR Group, Inc.	12,420	1,070
Kirby Corp.(a)	13,068	1,074
Knight-Swift Transportation Holdings, Inc.(b)	29,241	1,062
Meritor, Inc.(a)	42,825	792
Old Dominion Freight Line, Inc.	6,167	1,048
Oshkosh Corp.	13,628	1,033
Quanta Services, Inc.	50,630	1,914
Regal Beloit Corp.	12,808	933
SkyWest, Inc.	18,156	1,042
Textron, Inc.	22,253	1,090
		19,399
Information Technology (11.0%):
Anixter International, Inc.(a)	16,044	1,109
Ciena Corp.(a)	23,030	903
Conduent, Inc.(a)	99,192	617
Diodes, Inc.(a)(b)	18,325	736
Flextronics International Ltd.(a)	99,926	1,046
Leidos Holdings, Inc.	21,909	1,882
MACOM Technology Solutions Holdings, Inc.(a)(b)	48,532	1,043
NCR Corp.(a)	37,779	1,192
Nuance Communications, Inc.(a)	79,612	1,298
ON Semiconductor Corp.(a)	74,135	1,424
SYNNEX Corp.	12,118	1,368
Teradata Corp.(a)	23,935	742
Verint Systems, Inc.(a)	22,555	965
Viavi Solutions, Inc.(a)	64,259	900
		15,225
Materials (6.4%):
Allegheny Technologies, Inc.(a)	55,505	1,124
Carpenter Technology Corp.	22,125	1,143
Cleveland-Cliffs, Inc.(b)	128,519	928
Graphic Packaging Holding Co.	71,850	1,060
Ingevity Corp.(a)	13,068	1,109
Louisiana Pacific Corp.	44,076	1,083
Summit Materials, Inc., Class A(a)	50,329	1,117
US Concrete, Inc.(a)(b)	22,037	1,219
		8,783
Real Estate (12.3%):
Americold Realty Trust	42,135	1,562
Apartment Investment & Management Co.	35,451	1,848
Camden Property Trust	18,157	2,015
DiamondRock Hospitality Co.	96,519	989
Duke Realty Investments, Inc.	69,694	2,367
Highwoods Properties, Inc.	39,979	1,797
Kimco Realty Corp.	63,915	1,335
Mack Cali Realty Corp.	44,551	965
Medical Properties Trust, Inc.	36,399	712

Security Description	Shares	Value
SITE Centers Corp.	100,916	$1,525
STORE Capital Corp.	54,469	2,037
		17,152
Utilities (5.8%):
ALLETE, Inc.	11,342	991
Alliant Energy Corp.	31,958	1,724
Black Hills Corp.	16,603	1,274
Pinnacle West Capital Corp.(b)	11,558	1,122
PNM Resources, Inc.	29,541	1,538
UGI Corp.	26,997	1,357
		8,006
Total Common Stocks (Cost $126,446)		134,740

Exchange-Traded Funds (0.2%)
iShares Russell 2000 Value Index Fund	2,825	337
Total Exchange-Traded Funds (Cost $347)		337

Collateral for Securities Loaned^ (2.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(c)	910,608	911
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(c)	1,034,069	1,034
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(c)	30,461	30
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(c)	576,626	577
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(c)	500,794	501
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(c)	895,315	895
Total Collateral for Securities Loaned (Cost $3,948)		3,948
Total Investments (Cost $130,741) — 100.7%		139,025
Liabilities in excess of other assets — (0.7)%		(974)
NET ASSETS - 100.00%		$138,051

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2019.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Multi-Cap Fund	September 30, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)

Communication Services (11.8%):
Alphabet, Inc., Class A(a)	11,593	$14,157
Comcast Corp., Class A	196,850	8,874
Facebook, Inc., Class A(a)	52,100	9,278
Momo, Inc., ADR	95,800	2,968
The Walt Disney Co.	29,300	3,818
T-Mobile US, Inc.(a)	72,500	5,711
		44,806
Communications Equipment (1.5%):
Cisco Systems, Inc.	116,200	5,741

Consumer Discretionary (13.6%):
Aaron’s, Inc.	94,500	6,072
Amazon.com, Inc.(a)	5,210	9,044
Asbury Automotive Group, Inc.(a)	30,100	3,080
AutoZone, Inc.(a)	2,800	3,037
D.R. Horton, Inc.	106,600	5,619
Dollar General Corp.	15,220	2,419
eBay, Inc.	137,700	5,368
Group 1 Automotive, Inc.	28,900	2,668
McDonald’s Corp.	17,500	3,757
Target Corp.	49,300	5,271
The Home Depot, Inc.	21,915	5,085
		51,420
Consumer Staples (6.9%):
Medifast, Inc.	41,000	4,249
PepsiCo, Inc.	43,200	5,923
The Coca-Cola Co.	109,500	5,961
The Procter & Gamble Co.	44,600	5,547
Walmart, Inc.	37,565	4,458
		26,138
Electronic Equipment, Instruments & Components (3.9%):
CDW Corp.	54,600	6,729
II-VI, Inc.(a)(b)	92,900	3,271
Jabil, Inc.	69,400	2,482
Zebra Technologies Corp.(a)	10,850	2,239
		14,721
Energy (4.2%):
Chevron Corp.	35,910	4,259
Exxon Mobil Corp.	69,000	4,872
Phillips 66	33,275	3,407
Valero Energy Corp.	39,500	3,367
		15,905
Financials (12.7%):
Ally Financial, Inc.	196,965	6,531
Ameriprise Financial, Inc.	37,500	5,516
Credit Acceptance Corp.(a)(b)	10,500	4,844
Discover Financial Services	72,300	5,863
Essent Group Ltd.	116,855	5,570
LPL Financial Holdings, Inc.	72,800	5,963
NMI Holdings, Inc., Class A(a)	195,000	5,121
Primerica, Inc.	29,400	3,741
Western Alliance Bancorp	115,800	5,336
		48,485
Health Care (11.2%):
AbbVie, Inc.	92,350	6,993
Anthem, Inc.	21,000	5,042
Biogen, Inc.(a)	19,100	4,447
Bristol-Myers Squibb Co.(b)	114,000	5,781
CVS Health Corp.	107,900	6,805
HCA Healthcare, Inc.	37,300	4,492

Security Description	Shares	Value
Jazz Pharmaceuticals PLC(a)	26,500	3,396
Medtronic PLC	18,100	$1,966
UnitedHealth Group, Inc.	16,925	3,678
		42,600
Industrials (10.3%):
Air Lease Corp.	137,300	5,742
EMCOR Group, Inc.	26,700	2,299
Federal Signal Corp.	120,300	3,939
Herman Miller, Inc.	95,100	4,383
L3Harris Technologies, Inc.	24,900	5,195
Lockheed Martin Corp.	18,400	7,177
SkyWest, Inc.	77,960	4,475
Universal Forest Products, Inc.	146,600	5,846
		39,056
IT Services (6.6%):
Booz Allen Hamilton Holdings Corp.(b)	26,600	1,889
EPAM Systems, Inc.(a)	20,100	3,665
Euronet Worldwide, Inc.(a)	24,800	3,628
Fiserv, Inc.(a)	20,900	2,165
Mastercard, Inc., Class A	12,600	3,422
Visa, Inc., Class A	37,700	6,485
WNS Holdings Ltd., ADR(a)	62,500	3,672
		24,926
Materials (1.2%):
LyondellBasell Industries NV, Class A	25,100	2,246
Vulcan Materials Co.	15,200	2,299
		4,545
Real Estate (2.2%):
CBRE Group, Inc., Class A(a)	104,700	5,550
Rexford Industrial Realty, Inc.	62,400	2,747
		8,297
Semiconductors & Semiconductor Equipment (1.5%):
Broadcom, Inc.	13,600	3,755
Cabot Microelectronics Corp.	13,200	1,864
		5,619
Software (7.2%):
Adobe, Inc.(a)	10,100	2,790
Microsoft Corp.	141,760	19,708
Oracle Corp.	87,800	4,832
		27,330
Technology Hardware, Storage & Peripherals (4.8%):
Apple, Inc.	81,320	18,213
Total Common Stocks (Cost $323,392)		377,802

Exchange-Traded Funds (0.2%)
iShares Russell 3000 ETF	4,800	834
Total Exchange-Traded Funds (Cost $813)		834

Collateral for Securities Loaned^ (1.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(c)	1,533,041	1,533
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(c)	1,740,891	1,741
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(c)	51,282	51
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(c)	970,771	971
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(c)	843,104	843

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(c)	1,507,295	$1,507
Total Collateral for Securities Loaned (Cost $6,646)		6,646
Total Investments (Cost $330,851) — 101.6%		385,282
Liabilities in excess of other assets — (1.6)%		(6,144)
NET ASSETS - 100.00%		$379,138

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory S&P 500 Index Fund	September 30, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)

Communication Services (10.3%):
Activision Blizzard, Inc.	6,664	$353
Alphabet, Inc., Class A(a)	2,602	3,177
Alphabet, Inc., Class C(a)	2,626	3,201
AT&T, Inc.	63,487	2,403
CBS Corp., Class B	2,843	115
CenturyLink, Inc.	8,529	106
Charter Communications, Inc., Class A(a)	1,405	579
Comcast Corp., Class A	39,407	1,775
Discovery Communications, Inc., Class A(a)	1,373	37
Discovery Communications, Inc., Class C(a)	3,015	74
DISH Network Corp., Class A(a)	2,090	71
Electronic Arts, Inc.(a)	2,561	251
Facebook, Inc., Class A(a)	20,902	3,723
Fox Corp., Class A	3,080	97
Fox Corp., Class B	1,411	45
Netflix, Inc.(a)	3,804	1,018
News Corp., Class A	3,351	47
News Corp., Class B	1,058	15
Omnicom Group, Inc.	1,890	148
Take-Two Interactive Software, Inc.(a)	983	123
The Interpublic Group of Co., Inc.	3,364	73
The Walt Disney Co.	15,651	2,039
T-Mobile US, Inc.(a)	2,747	216
TripAdvisor, Inc.(a)(b)	912	35
Twitter, Inc.(a)	6,716	277
Verizon Communications, Inc.	35,936	2,169
Viacom, Inc., Class B	3,075	74
		22,241
Consumer Discretionary (10.0%):
Advance Auto Parts, Inc.	620	103
Amazon.com, Inc.(a)	3,610	6,267
Aptiv PLC	2,226	195
AutoZone, Inc.(a)	213	231
Best Buy Co., Inc.	2,015	139
Booking Holdings, Inc.(a)	369	724
BorgWarner, Inc.	1,794	66
Capri Holdings Ltd.(a)	1,317	44
CarMax, Inc.(a)(b)	1,439	127
Carnival Corp.	3,479	152
Chipotle Mexican Grill, Inc.(a)	222	187
D.R. Horton, Inc.	2,924	153
Darden Restaurants, Inc.	1,067	126
Dollar General Corp.	2,234	355
Dollar Tree, Inc.(a)	2,056	235
eBay, Inc.	6,850	267
Expedia, Inc.	1,215	163
Ford Motor Co.	34,050	312
Garmin Ltd.	1,255	106
General Motors Co., Class C	10,916	409
Genuine Parts Co.	1,269	127
H&R Block, Inc.	1,744	41
Hanesbrands, Inc.	3,141	48
Harley-Davidson, Inc.	1,362	49
Hasbro, Inc.	1,020	121
Hilton Worldwide Holdings, Inc.	2,492	232
Kohl’s Corp.	1,383	69
L Brands, Inc.	2,017	40
Leggett & Platt, Inc.	1,142	47
Lennar Corp., Class A	2,471	138
LKQ Corp.(a)	2,678	84
Lowe’s Cos., Inc.	6,706	737
Macy’s, Inc.(b)	2,684	42
Marriott International, Inc., Class A	2,375	295
McDonald’s Corp.	6,598	1,416
MGM Resorts International	4,530	126

Security Description	Shares	Value
Mohawk Industries, Inc.(a)	520	$65
Newell Brands, Inc.	3,311	62
Nike, Inc., Class B	10,877	1,021
Nordstrom, Inc.	929	31
Norwegian Cruise Line Holdings Ltd.(a)	1,873	97
NVR, Inc.(a)	29	108
O’Reilly Automotive, Inc.(a)	665	265
PulteGroup, Inc.	2,240	82
PVH Corp.	644	57
Ralph Lauren Corp.	450	43
Ross Stores, Inc.	3,169	348
Royal Caribbean Cruises Ltd.	1,493	162
Starbucks Corp.	10,400	919
Tapestry, Inc.	2,492	65
Target Corp.	4,439	474
The Gap, Inc.	1,861	32
The Home Depot, Inc.	9,515	2,207
The TJX Cos., Inc.	10,504	585
Tiffany & Co.	945	88
Tractor Supply Co.	1,036	94
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	511	128
Under Armour, Inc., Class A(a)(b)	1,635	33
Under Armour, Inc., Class C(a)	1,689	31
VF Corp.	2,837	252
Whirlpool Corp.	552	87
Wynn Resorts Ltd.	842	92
Yum! Brands, Inc.	2,644	300
		21,701
Consumer Staples (7.6%):
Altria Group, Inc.	16,231	664
Archer-Daniels-Midland Co.	4,839	199
Brown-Forman Corp., Class B	1,581	99
Campbell Soup Co.	1,465	69
Church & Dwight Co., Inc.	2,147	162
Colgate-Palmolive Co.	7,455	548
Conagra Brands, Inc.	4,228	130
Constellation Brands, Inc., Class A	1,453	301
Costco Wholesale Corp.	3,821	1,101
Coty, Inc., Class A(c)	2,556	27
General Mills, Inc.	5,243	289
Hormel Foods Corp.	2,412	105
Kellogg Co.	2,160	139
Kimberly-Clark Corp.	2,991	425
Lamb Weston Holdings, Inc.	1,266	92
McCormick & Co., Inc.(b)	1,069	167
Molson Coors Brewing Co., Class B	1,632	94
Mondelez International, Inc., Class A	12,530	692
Monster Beverage Corp.(a)	3,361	195
PepsiCo, Inc.	12,148	1,665
Philip Morris International, Inc.	13,518	1,026
Sysco Corp.	4,459	354
The Clorox Co.	1,093	166
The Coca-Cola Co.	33,437	1,821
The Estee Lauder Cos., Inc., Class A	1,922	382
The Hershey Co.	1,294	201
The J.M. Smucker Co.	991	109
The Kraft Heinz Co.	5,406	151
The Kroger Co.	6,940	179
The Procter & Gamble Co.	21,744	2,704
Tyson Foods, Inc., Class A	2,560	221
Walgreens Boots Alliance, Inc.	6,591	365
Walmart, Inc.	12,356	1,466
		16,308
Energy (4.5%):
Apache Corp.	3,267	84
Baker Hughes, Inc.	5,639	131

Security Description	Shares	Value
Cabot Oil & Gas Corp.	3,635	$64
Chevron Corp.	16,494	1,956
Cimarex Energy Co.	882	42
Concho Resources, Inc.	1,747	119
ConocoPhillips	9,645	550
Devon Energy Corp.	3,512	84
Diamondback Energy, Inc.	1,417	127
EOG Resources, Inc.	5,042	374
Exxon Mobil Corp.	36,762	2,596
Halliburton Co.	7,611	143
Helmerich & Payne, Inc.	951	38
Hess Corp.	2,249	136
HollyFrontier Corp.	1,316	71
Kinder Morgan, Inc.	16,915	349
Marathon Oil Corp.	6,986	86
Marathon Petroleum Corp.	5,720	347
National Oilwell Varco, Inc.	3,353	71
Noble Energy, Inc.	4,155	93
Occidental Petroleum Corp.	7,772	346
ONEOK, Inc.	3,588	264
Phillips 66	3,897	399
Pioneer Natural Resources Co.	1,452	183
Schlumberger Ltd.	12,016	411
TechnipFMC PLC	3,647	88
The Williams Cos., Inc.	10,531	253
Valero Energy Corp.	3,601	307
		9,712
Financials (12.9%):
Affiliated Managers Group, Inc.	440	37
Aflac, Inc.	6,433	337
American Express Co.	5,911	699
American International Group, Inc.	7,558	421
Ameriprise Financial, Inc.	1,137	167
Aon PLC	2,049	396
Arthur J. Gallagher & Co.	1,617	145
Assurant, Inc.	531	67
Bank of America Corp.	72,788	2,124
BB&T Corp.	6,657	355
Berkshire Hathaway, Inc., Class B(a)	17,037	3,544
BlackRock, Inc., Class A	1,021	455
Capital One Financial Corp.	4,086	372
CBOE Holdings, Inc.	970	111
Chubb Ltd.	3,960	640
Cincinnati Financial Corp.	1,320	154
Citigroup, Inc.	19,628	1,356
Citizens Financial Group, Inc.	3,885	137
CME Group, Inc.	3,111	656
Comerica, Inc.	1,298	86
Discover Financial Services	2,765	224
E*TRADE Financial Corp.	2,084	91
Everest Re Group Ltd.	354	94
Fifth Third Bancorp.	6,347	174
First Republic Bank	1,462	141
Franklin Resources, Inc.	2,451	71
Globe Life, Inc.	872	84
Hartford Financial Services Group, Inc.	3,142	190
Huntington Bancshares, Inc.	9,017	129
Intercontinental Exchange, Inc.	4,869	449
Invesco Ltd.	3,347	57
JPMorgan Chase & Co.	27,781	3,271
KeyCorp	8,717	156
Lincoln National Corp.	1,739	105
Loews Corp.	2,259	116
M&T Bank Corp.	1,161	183
MarketAxess Holdings, Inc.(b)	328	107
Marsh & McLennan Co., Inc.	4,399	440
MetLife, Inc.	6,916	326
Moody’s Corp.	1,414	290

Security Description	Shares	Value
Morgan Stanley	10,914	$466
MSCI, Inc.	736	160
Nasdaq, Inc.	1,002	100
Northern Trust Corp.	1,867	174
People’s United Financial, Inc.	3,465	54
Principal Financial Group, Inc.	2,253	129
Prudential Financial, Inc.	3,493	314
Raymond James Financial, Inc.	1,074	89
Regions Financial Corp.	8,669	137
S&P Global, Inc.	2,140	524
State Street Corp.	3,237	192
SunTrust Banks, Inc.	3,857	265
SVB Financial Group(a)	448	94
Synchrony Financial	5,303	181
T. Rowe Price Group, Inc.	2,047	234
The Allstate Corp.	2,860	311
The Bank of New York Mellon Corp.	7,453	337
The Charles Schwab Corp.	10,108	423
The Goldman Sachs Group, Inc.	2,812	583
The PNC Financial Services Group, Inc.	3,869	542
The Progressive Corp.	5,080	392
The Travelers Co., Inc.	2,262	336
U.S. Bancorp	12,459	689
Unum Group	1,813	54
Wells Fargo & Co.	34,837	1,757
Willis Towers Watson PLC	1,121	216
Zions Bancorp NA	1,538	68
		27,778
Health Care (13.6%):
Abbott Laboratories	15,356	1,286
AbbVie, Inc.	12,846	973
ABIOMED, Inc.(a)	394	70
Agilent Technologies, Inc.	2,689	206
Alexion Pharmaceuticals, Inc.(a)	1,948	191
Align Technology, Inc.(a)	632	114
Allergan PLC	2,850	480
AmerisourceBergen Corp.	1,321	109
Amgen, Inc.	5,211	1,009
Anthem, Inc.	2,223	534
Baxter International, Inc.	4,436	388
Becton, Dickinson & Co.	2,345	593
Biogen, Inc.(a)	1,603	373
Boston Scientific Corp.(a)	12,103	492
Bristol-Myers Squibb Co.	14,212	721
Cardinal Health, Inc.	2,590	122
Celgene Corp.(a)	6,158	611
Centene Corp.(a)	3,594	155
Cerner Corp.	2,766	189
Cigna Corp.	3,281	498
CVS Health Corp.	11,299	713
Danaher Corp.	5,547	801
DaVita, Inc.(a)	841	48
Dentsply Sirona, Inc.	1,948	104
Edwards Lifesciences Corp.(a)	1,807	397
Eli Lilly & Co.	7,382	826
Gilead Sciences, Inc.	11,004	697
HCA Healthcare, Inc.	2,311	278
Henry Schein, Inc.(a)	1,288	82
Hologic, Inc.(a)	2,322	117
Humana, Inc.	1,174	300
IDEXX Laboratories, Inc.(a)	748	203
Illumina, Inc.(a)	1,277	388
Incyte Pharmaceuticals, Inc.(a)	1,551	115
Intuitive Surgical, Inc.(a)	1,001	540
IQVIA Holdings, Inc.(a)	1,583	236
Johnson & Johnson	22,930	2,966
Laboratory Corp. of America Holdings(a)	849	143
McKesson Corp.	1,607	220

Security Description	Shares	Value
Medtronic PLC	11,657	$1,267
Merck & Co., Inc.	22,246	1,872
Mettler-Toledo International, Inc.(a)	214	151
Mylan NV(a)	4,482	89
Nektar Therapeutics(a)(b)	1,523	28
PerkinElmer, Inc.	965	82
Perrigo Co. PLC	1,182	66
Pfizer, Inc.	48,057	1,726
Quest Diagnostics, Inc.	1,170	125
Regeneron Pharmaceuticals, Inc.(a)	694	193
ResMed, Inc.	1,248	169
Stryker Corp.	2,788	603
Teleflex, Inc.	402	137
The Cooper Co., Inc.	431	128
Thermo Fisher Scientific, Inc.	3,480	1,015
UnitedHealth Group, Inc.	8,234	1,789
Universal Health Services, Inc., Class B	706	105
Varian Medical Systems, Inc.(a)	791	94
Vertex Pharmaceuticals, Inc.(a)	2,233	378
Waters Corp.(a)	580	129
WellCare Health Plans, Inc.(a)	437	113
Zimmer Biomet Holdings, Inc.	1,784	245
Zoetis, Inc.	4,149	517
		29,309
Industrials (9.2%):
3M Co.	4,998	822
A.O. Smith Corp.	1,202	57
Alaska Air Group, Inc.	1,071	70
Allegion PLC	811	84
American Airlines Group, Inc.	3,443	93
AMETEK, Inc.	1,984	182
Arconic, Inc.	3,366	88
C.H. Robinson Worldwide, Inc.	1,176	100
Caterpillar, Inc.	4,888	616
Cintas Corp.	721	193
Copart, Inc.(a)	1,752	141
CSX Corp.	6,935	480
Cummins, Inc.	1,371	223
Deere & Co.	2,736	462
Delta Air Lines, Inc.	5,028	289
Dover Corp.	1,264	126
Eaton Corp. PLC, ADR	3,649	303
Emerson Electric Co.	5,344	357
Equifax, Inc.	1,050	148
Expeditors International of Washington, Inc.	1,483	110
Fastenal Co.	4,982	162
FedEx Corp.	2,085	304
Flowserve Corp.	1,140	53
Fortive Corp.	2,565	176
Fortune Brands Home & Security, Inc.	1,215	66
General Dynamics Corp.	2,033	371
General Electric Co.	75,825	678
Honeywell International, Inc.	6,251	1,058
Huntington Ingalls Industries, Inc.	359	76
IDEX Corp.	659	108
IHS Markit Ltd.(a)	3,485	233
Illinois Tool Works, Inc.	2,558	400
Ingersoll-Rand PLC	2,099	259
J.B. Hunt Transport Services, Inc.	742	82
Jacobs Engineering Group, Inc.	1,177	107
Johnson Controls International PLC	6,914	304
Kansas City Southern	874	116
L3Harris Technologies, Inc.	1,940	405
Lockheed Martin Corp.	2,159	842
Masco Corp.	2,515	105
Nielsen Holdings PLC	3,090	66
Norfolk Southern Corp.	2,289	411
Northrop Grumman Corp.	1,367	512

Security Description	Shares	Value
PACCAR, Inc.	3,009	$211
Parker-Hannifin Corp.	1,116	202
Pentair PLC	1,460	55
Quanta Services, Inc.	1,235	47
Raytheon Co.	2,420	475
Republic Services, Inc., Class A	1,839	159
Robert Half International, Inc.	1,021	57
Rockwell Automation, Inc.	1,017	168
Rollins, Inc.	1,224	42
Roper Technologies, Inc.	904	322
Snap-on, Inc.	480	75
Southwest Airlines Co.	4,203	227
Stanley Black & Decker, Inc.	1,318	190
Textron, Inc.	1,999	98
The Boeing Co.	4,645	1,768
TransDigm Group, Inc.	431	224
Union Pacific Corp.	6,121	992
United Airlines Holdings, Inc.(a)	1,920	170
United Parcel Service, Inc., Class B	6,067	726
United Rentals, Inc.(a)	670	84
United Technologies Corp.	7,048	962
Verisk Analytics, Inc., Class A	1,421	224
W.W. Grainger, Inc.	384	114
Wabtec Corp.	1,582	114
Waste Management, Inc.	3,391	390
Xylem, Inc.	1,564	125
		20,059
Information Technology (22.0%):
Accenture PLC, Class A	5,536	1,065
Adobe, Inc.(a)	4,218	1,165
Advanced Micro Devices, Inc.(a)	9,432	273
Akamai Technologies, Inc.(a)	1,433	131
Alliance Data Systems Corp.	356	46
Amphenol Corp., Class A	2,584	248
Analog Devices, Inc.	3,210	359
ANSYS, Inc.(a)	731	162
Apple, Inc.	36,909	8,267
Applied Materials, Inc.	8,026	400
Arista Networks, Inc.(a)	473	113
Autodesk, Inc.(a)	1,908	282
Automatic Data Processing, Inc.	3,770	609
Broadcom, Inc.	3,459	955
Broadridge Financial Solutions, Inc.	993	124
Cadence Design Systems, Inc.(a)	2,434	161
CDW Corp.	1,257	155
Cisco Systems, Inc.	36,885	1,823
Citrix Systems, Inc.	1,069	103
Cognizant Technology Solutions Corp., Class A	4,799	289
Corning, Inc.	6,785	194
DXC Technology Co.	2,276	67
F5 Networks, Inc.(a)	522	73
Fidelity National Information Services, Inc.	5,330	708
Fiserv, Inc.(a)	4,960	514
FleetCor Technologies, Inc.(a)	752	216
FLIR Systems, Inc.	1,178	62
Fortinet, Inc.(a)	1,233	95
Gartner, Inc.(a)	783	112
Global Payments, Inc.	2,607	415
Hewlett Packard Enterprises Co.	11,344	172
HP, Inc.	12,876	244
Intel Corp.	38,490	1,984
International Business Machines Corp.	7,697	1,118
Intuit, Inc.	2,260	601
IPG Photonics Corp.(a)(b)	310	42
Jack Henry & Associates, Inc.	669	98
Juniper Networks, Inc.	3,005	74
Keysight Technologies, Inc.(a)	1,630	159
KLA Corp.	1,384	221

Security Description	Shares	Value
Lam Research Corp.	1,256	$290
Leidos Holdings, Inc.	1,175	101
Mastercard, Inc., Class A	7,757	2,106
Maxim Integrated Products, Inc.	2,357	136
Microchip Technology, Inc.(b)	2,068	192
Micron Technology, Inc.(a)	9,590	411
Microsoft Corp.(c)	66,340	9,224
Motorola Solutions, Inc.	1,438	245
NetApp, Inc.	2,067	109
Nvidia Corp.	5,291	921
Oracle Corp.	19,129	1,053
Paychex, Inc.	2,779	230
PayPal Holdings, Inc.(a)	10,224	1,059
Qorvo, Inc.(a)	1,023	76
QUALCOMM, Inc.	10,562	806
Salesforce.com, Inc.(a)	7,620	1,131
Seagate Technology PLC	2,057	111
Skyworks Solutions, Inc.	1,492	118
Symantec Corp.	4,940	117
Synopsys, Inc.(a)	1,306	179
TE Connectivity Ltd.	2,919	272
Texas Instruments, Inc.	8,112	1,048
The Western Union Co.	3,683	85
VeriSign, Inc.(a)	905	171
Visa, Inc., Class A	15,005	2,580
Western Digital Corp.	2,572	153
Xerox Holdings Corp.	1,653	49
Xilinx, Inc.	2,195	211
		47,083
Materials (2.5%):
Air Products & Chemicals, Inc.	1,915	425
Albemarle Corp.(b)	921	64
Amcor PLC	14,115	138
Avery Dennison Corp.	732	83
Ball Corp.	2,885	209
Celanese Corp., Series A	1,075	131
CF Industries Holdings, Inc.	1,897	93
Corteva, Inc.	6,507	182
Dow, Inc.	6,457	308
DuPont de Nemours, Inc.	6,477	463
Eastman Chemical Co.	1,190	88
Ecolab, Inc.	2,175	431
FMC Corp.	1,133	99
Freeport-McMoRan, Inc.	12,606	121
International Flavors & Fragrances, Inc.(b)	928	114
International Paper Co.	3,413	143
Linde PLC	4,697	909
LyondellBasell Industries NV, Class A	2,243	201
Martin Marietta Materials, Inc.	543	149
Newmont Goldcorp Corp.	7,124	270
Nucor Corp.	2,634	134
Packaging Corp. of America	822	87
PPG Industries, Inc.	2,053	243
Sealed Air Corp.	1,343	56
The Mosaic Co.	3,084	63
The Sherwin-Williams Co.	713	392
Vulcan Materials Co.	1,149	174
WestRock Co.	2,236	82
		5,852
Real Estate (3.2%):
Alexandria Real Estate Equities, Inc.	985	152
American Tower Corp.	3,846	850
Apartment Investment & Management Co.	1,294	67
AvalonBay Communities, Inc.	1,213	261
Boston Properties, Inc.	1,249	162
CBRE Group, Inc., Class A(a)	2,922	155

Security Description	Shares	Value
Crown Castle International Corp.	3,612	$502
Digital Realty Trust, Inc.	1,810	235
Duke Realty Investments, Inc.	3,140	107
Equinix, Inc.	737	425
Equity Residential	3,029	261
Essex Property Trust, Inc.	571	187
Extra Space Storage, Inc.	1,117	130
Federal Realty Investment Trust	606	83
HCP, Inc.	4,267	152
Host Hotels & Resorts, Inc.	6,342	110
Iron Mountain, Inc.(b)	2,495	81
Kimco Realty Corp.	3,667	77
Mid-America Apartment Communities, Inc.	991	129
Prologis, Inc.	5,484	467
Public Storage	1,305	320
Realty Income Corp.	2,765	212
Regency Centers Corp.	1,456	101
SBA Communications Corp.	983	237
Simon Property Group, Inc.	2,676	417
SL Green Realty Corp.	716	59
The Macerich Co.(b)	957	30
UDR, Inc.	2,544	123
Ventas, Inc.	3,237	236
Vornado Realty Trust	1,376	88
Welltower, Inc.	3,521	319
Weyerhaeuser Co.	6,472	179
		6,914
Utilities (3.7%):
AES Corp.	5,768	94
Alliant Energy Corp.	2,064	111
Ameren Corp.	2,136	171
American Electric Power Co., Inc.	4,290	402
American Water Works Co., Inc.	1,570	195
Atmos Energy Corp.	1,027	117
CenterPoint Energy, Inc.	4,364	132
CMS Energy Corp.	2,466	158
Consolidated Edison, Inc.	2,886	273
Dominion Resources, Inc.	7,141	578
DTE Energy Co.	1,593	212
Duke Energy Corp.	6,330	607
Edison International	3,111	235
Entergy Corp.	1,728	203
Evergy, Inc.	2,046	136
Eversource Energy	2,812	240
Exelon Corp.	8,442	408
FirstEnergy Corp.	4,692	226
NextEra Energy, Inc.	4,247	989
NiSource, Inc.	3,244	97
NRG Energy, Inc.	2,198	87
Pinnacle West Capital Corp.	976	95
PPL Corp.	6,275	198
Public Service Enterprise Group, Inc.	4,393	273
Sempra Energy	2,385	351
The Southern Co.	9,082	561
WEC Energy Group, Inc.	2,741	261
Xcel Energy, Inc.	4,556	296
		7,706
Total Common Stocks (Cost $50,920)		214,663

Collateral for Securities Loaned^ (0.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(d)	231,951	232
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(d)	263,399	263
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(d)	7,759	8

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(d)	146,879	$147
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(d)	127,563	128
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(d)	228,056	228
Total Collateral for Securities Loaned (Cost $1,006)		1,006
Total Investments (Cost $51,926) — 100.0%		215,669
Liabilities in excess of other assets — 0.0%		(97)
NET ASSETS - 100.00%		$215,572

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(d)                   Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Future	6	12/20/19	$899,049	$893,550	$(5,499)

	Total unrealized appreciation				$—
	Total unrealized depreciation				$(5,499)
	Total net unrealized appreciation(depreciation)				$(5,499)

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Mid-Cap Core Growth Fund	September 30, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)

Communication Services (3.5%):
Live Nation Entertainment, Inc.(a)	361,144	$23,958
Twitter, Inc.(a)	479,300	19,747
		43,705
Consumer Discretionary (14.4%):
AutoZone, Inc.(a)	20,400	22,127
Chipotle Mexican Grill, Inc.(a)	19,000	15,969
D.R. Horton, Inc.	194,100	10,231
Dollar General Corp.	160,700	25,542
Five Below, Inc.(a)	69,200	8,726
Grand Canyon Education, Inc.(a)	161,500	15,859
Lithia Motors, Inc.	75,900	10,048
Marriott Vacations Worldwide Corp.	138,021	14,300
NVR, Inc.(a)	5,700	21,189
Ross Stores, Inc.	164,636	18,085
Tractor Supply Co.	116,500	10,536
YETI Holdings, Inc.(a)(b)	211,500	5,922
		178,534
Consumer Staples (1.2%):
The Hershey Co.(b)	93,700	14,523

Energy (1.6%):
Cheniere Energy, Inc.(a)	159,165	10,037
Delek US Holdings, Inc.	275,978	10,018
		20,055
Financials (10.1%):
Ally Financial, Inc.	519,600	17,230
Brown & Brown, Inc.	508,500	18,337
MSCI, Inc.	40,600	8,841
Radian Group, Inc.	926,177	21,154
Reinsurance Group of America, Inc.	93,298	14,916
SLM Corp.	1,370,943	12,099
SVB Financial Group(a)	36,608	7,649
Synchrony Financial	487,400	16,615
TD Ameritrade Holding Corp.	191,905	8,962
		125,803
Health Care (11.5%):
Agilent Technologies, Inc.	140,793	10,789
Baxter International, Inc.	271,099	23,713
Edwards Lifesciences Corp.(a)	121,000	26,609
Incyte Pharmaceuticals, Inc.(a)	171,800	12,753
Insulet Corp.(a)	54,500	8,989
IQVIA Holdings, Inc.(a)	109,400	16,342
Veeva Systems, Inc., Class A(a)	109,200	16,674
Zoetis, Inc.	218,630	27,239
		143,108
Industrials (16.0%):
A.O. Smith Corp.(b)	181,729	8,670
AerCap Holdings NV(a)	228,000	12,483
AMETEK, Inc.	190,718	17,512
Chart Industries, Inc.(a)	143,200	8,930
Copa Holdings SA(b)	127,800	12,620
HEICO Corp.(b)	146,700	18,320
Ingersoll-Rand PLC	182,100	22,437
Kratos Defense & Security Solutions, Inc.(a)	475,900	8,849
L3Harris Technologies, Inc.	162,201	33,842
Old Dominion Freight Line, Inc.	87,900	14,940
Roper Technologies, Inc.	39,103	13,944
The Middleby Corp.(a)	104,200	12,181
Verisk Analytics, Inc., Class A	90,636	14,333
		199,061

Security Description	Shares	Value
Information Technology (21.3%):
Advanced Micro Devices, Inc.(a)(b)	784,900	$22,754
Alteryx, Inc., Class A(a)(b)	56,700	6,091
Amphenol Corp., Class A	170,310	16,435
CDW Corp.	226,359	27,896
EPAM Systems, Inc.(a)	122,400	22,316
Fidelity National Information Services, Inc.	155,944	20,703
Fiserv, Inc.(a)	355,100	36,785
Global Payments, Inc.(b)	121,300	19,287
GoDaddy, Inc., Class A(a)	229,294	15,129
Microchip Technology, Inc.(b)	195,787	18,191
ON Semiconductor Corp.(a)	160,072	3,075
Palo Alto Networks, Inc.(a)	71,876	14,650
ServiceNow, Inc.(a)	33,600	8,529
SS&C Technologies Holdings, Inc.	319,179	16,461
Synopsys, Inc.(a)	67,200	9,223
Twilio, Inc., Class A(a)(b)	43,200	4,750
		262,275
Materials (6.3%):
Ball Corp.	276,859	20,158
CF Industries Holdings, Inc.	305,913	15,051
FMC Corp.	152,032	13,330
Livent Corp.(a)(b)	396,299	2,651
Packaging Corp. of America	59,100	6,271
Vulcan Materials Co.	140,272	21,215
		78,676
Real Estate (8.7%):
CBRE Group, Inc., Class A(a)	370,490	19,640
Cyrusone, Inc.	194,600	15,393
Digital Realty Trust, Inc.	152,446	19,789
SBA Communications Corp.	152,303	36,728
Sun Communities, Inc.	112,316	16,673
		108,223
Utilities (4.6%):
Atmos Energy Corp.	123,400	14,054
CenterPoint Energy, Inc.(b)	400,834	12,097
Sempra Energy	107,839	15,918
Southwest Gas Holdings, Inc.	155,000	14,111
		56,180
Total Common Stocks (Cost $923,640)		1,230,143

Exchange-Traded Funds (0.7%)
SPDR S&P MidCap 400 ETF	25,861	9,115
Total Exchange-Traded Funds (Cost $8,838)		9,115

Collateral for Securities Loaned^ (2.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(c)	7,946,641	7,947
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(c)	9,024,050	9,024
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(c)	265,825	266
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(c)	5,032,068	5,032
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(c)	4,370,298	4,370

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(c)	7,813,186	$7,813
Total Collateral for Securities Loaned (Cost $34,452)		34,452
Total Investments (Cost $966,930) — 102.7%		1,273,710
Liabilities in excess of other assets — (2.7)%		(33,850)
NET ASSETS - 100.00%		$1,239,860

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate disclosed is the daily yield on September 30, 2019.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Small Cap Growth Fund	September 30, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.2%)

Biotechnology (12.5%):
Akero Therapeutics, Inc.(a)(b)	1,608	$37
ArQule, Inc.(a)	2,402	17
Arrowhead Pharmaceuticals, Inc.(a)(b)	2,513	71
Athenex, Inc.(a)(b)	1,662	20
Aurinia Pharmaceuticals, Inc.(a)	6,904	37
Avrobio, Inc.(a)	2,901	41
Bicycle Therapeutics Ltd., ADR(a)	5,276	60
Bluebird Bio, Inc.(a)(b)	226	21
Cara Therapeutics, Inc.(a)	1,428	26
Castle Biosciences, Inc.(a)(b)	2,000	36
Cellectis SA, ADR(a)	660	7
Deciphera Pharmaceuticals, Inc.(a)	708	24
Esperion Therapeutics, Inc.(a)(b)	273	10
Gamida Cell Ltd.(a)	1,000	4
Iovance Biotherapeutics, Inc.(a)	2,461	45
Lexicon Pharmaceuticals(a)(b)	1,505	5
LogicBio Therapeutics, Inc., Class B(a)(b)	3,000	32
NextCure, Inc.(a)(b)	2,025	62
Orchard Therapeutics PLC, ADR(a)	6,720	80
Portola Pharmaceuticals, Inc.(a)(b)	1,539	41
Principia Biopharma, Inc.(a)	1,464	41
Stemline Therapeutics, Inc.(a)	1,609	17
Stoke Therapeutics, Inc.(a)(b)	2,500	54
Sutro Biopharma Inc.(a)	3,661	33
TCR2 Therapeutics, Inc.(a)	11,000	164
TG Therapeutics, Inc.(a)	2,119	12
UroGen Pharma Ltd.(a)	853	21
Viking Therapeutics, Inc.(a)(b)	5,623	39
Xencor, Inc.(a)(b)	822	28
Zai Lab Ltd., ADR(a)	984	32
		1,117
Communication Services (2.7%):
Liberty Broadband Corp., Class A(a)	959	100
Vonage Holdings Corp.(a)	12,998	147
		247
Consumer Discretionary (13.7%):
Afya Ltd., Class A(a)	3,208	82
At Home Group, Inc.(a)(b)	2,304	22
Burlington Stores, Inc.(a)	360	72
Cavco Industries, Inc.(a)(b)	330	63
Chewy, Inc.(a)	3,000	74
Dana, Inc.	2,298	33
Dave & Buster’s Entertainment, Inc.(b)	2,155	84
Five Below, Inc.(a)	396	50
Group 1 Automotive, Inc.	652	60
Legacy Housing Corp.(a)	5,799	94
Levi Strauss & Co., Class A(a)	6,726	128
Luckin Coffee, Inc., ADR(a)(b)	12,300	234
Modine Manufacturing Co.(a)	3,014	34
Planet Fitness, Inc., Class A(a)	479	28
Skyline Champion Corp.(a)	4,307	130
Stoneridge, Inc.(a)(b)	1,520	48
		1,236
Consumer Staples (1.1%):
Grocery Outlet Holding Corp.(a)	2,920	101

Energy (1.7%):
Lonestar Resources US, Inc., Class A(a)	14,914	41
Magnolia Oil & Gas Corp.(a)(b)	3,428	38
Parsley Energy, Inc., Class A	2,336	39
Talos Energy, Inc.(a)	1,644	33
		151

Security Description	Shares	Value
Financials (13.3%):
Amerant Bancorp, Inc.(a)	7,129	$149
American Business Bank(a)	728	25
Bank OZK, Class A(b)	1,311	36
Coastal Financial Corp.(a)	8,400	127
Colony Bankcorp, Inc.	2,215	34
Crawford & Co., Class A(b)	5,701	62
Customers Bancorp, Inc., Class A(a)	3,942	82
First Western Financial, Inc.(a)	9,051	155
Morningstar, Inc.	668	98
Radian Group, Inc.	4,070	93
Silvercrest Asset Management Group, Inc.	3,935	48
SLM Corp.	5,481	48
South Plains Financial, Inc.	5,120	83
Southwest Georgia Financial Corp.	1,625	33
WTB Financial Corp., Class B	360	127
		1,200
Health Care Equipment & Supplies (8.5%):
ABIOMED, Inc.(a)	205	36
Axogen, Inc.(a)	1,370	17
Brainsway Ltd., ADR(a)(b)	15,000	136
Dexcom, Inc.(a)	459	69
Insulet Corp.(a)	902	149
Merit Medical Systems, Inc.(a)	3,199	97
Neuronetics, Inc.(a)	3,996	33
Nuvectra Corp.(a)	2,334	3
SI-BONE, Inc.(a)	8,957	159
Silk Road Medical, Inc.(a)	2,110	69
		768
Health Care Providers & Services (1.5%):
Encompass Health Corp.	778	49
Guardant Health, Inc.(a)	605	39
RadNet, Inc.(a)	3,159	45
		133
Health Care Technology (0.1%):
Veeva Systems, Inc., Class A(a)	58	9

Industrials (11.2%):
ASGN, Inc.(a)	1,743	110
BWX Technologies, Inc.	1,070	61
Casella Waste Systems, Inc.(a)	2,807	121
Chart Industries, Inc.(a)	727	45
Comfort Systems USA, Inc.	1,322	58
Construction Partners, Inc.(a)	5,757	90
Headhunter Group PLC, ADR	3,514	68
Kratos Defense & Security Solutions, Inc.(a)	4,884	91
Marten Transport Ltd.	4,570	95
Owens Corning, Inc.	1,289	82
Parsons Corp.(a)	3,000	99
PGT Innovations, Inc.(a)	3,825	66
Tutor Perini Corp.(a)(b)	1,665	24
		1,010
Information Technology (22.8%):
Cambium Networks Corp.(a)	10,000	97
Cloudflare, Inc., Class A(a)	5,960	111
Datadog, Inc., Class A(a)	1,041	35
DocuSign, Inc., Class A(a)	1,508	93
Dropbox, Inc.(a)	1,247	25
Elastic NV(a)	588	48
EPAM Systems, Inc.(a)	1,043	190
Globant SA(a)	940	86
GoDaddy, Inc., Class A(a)	730	48
ID Systems, Inc.(a)	9,414	52
Lumentum Holdings, Inc.(a)	792	42

Security Description	Shares	Value
Marvell Technology Group Ltd.	1,167	$29
Napco Security Technologies, Inc.(a)(b)	5,034	128
New Relic, Inc.(a)	422	26
ON Semiconductor Corp.(a)	5,499	106
Ping Identity Holding Corp.(a)	8,406	145
Pluralsight, Inc.(a)(b)	3,382	57
Proofpoint, Inc.(a)	577	74
QAD, Inc.	3,137	145
RealPage, Inc.(a)	695	44
Smartsheet, Inc., Class A(a)	2,908	105
SS&C Technologies Holdings, Inc.	894	46
WNS Holdings Ltd., ADR(a)	3,344	196
Zendesk, Inc.(a)	591	43
Zix Corp.(a)	10,270	74
		2,045
Life Sciences Tools & Services (0.5%):
10X Genomics, Inc., Class A(a)	24	1
Adaptive Biotechnologies Corp.(a)	1,407	44
		45
Materials (2.0%):
FMC Corp.	875	77
Livent Corp.(a)(b)	818	5
Summit Materials, Inc., Class A(a)	4,441	99
		181
Pharmaceuticals (2.0%):
Collegium Pharmaceutical, Inc.(a)	1,187	14
Cymabay Therapeutics, Inc.(a)	1,278	7
Foamix Pharmaceuticals Ltd.(a)	4,125	13
Fulcrum Therapeutics, Inc.(a)	11,000	72
NGM Biopharmaceuticals, Inc.(a)(b)	1,990	27
Reata Pharmaceuticals, Inc., Class A(a)(b)	645	52
		185
Real Estate (3.6%):
Firstservice Corp.	868	89
Retail Opportunity Investments Corp.	2,745	50
Rexford Industrial Realty, Inc.	1,918	84
Sun Communities, Inc.	651	97
		320
Total Common Stocks (Cost $7,602)		8,748

Warrants (0.1%)

Health Care (0.1%):
Bionano Genomics, Inc.	8,136	5
Total Warrant (Cost $—)		5

Collateral for Securities Loaned^ (14.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(c)	297,219	297
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(c)	337,517	338
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(c)	9,942	10
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(c)	188,209	188
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(c)	163,557	164

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(c)	292,228	$292
Total Collateral for Securities Loaned (Cost $1,289)		1,289
Total Investments (Cost $8,891) — 111.6%		10,042
Liabilities in excess of other assets — (11.6)%		(1,041)
NET ASSETS - 100.00%		$9,001

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent Emerging Markets Small-Cap Fund	September 30, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.0%)

Brazil (6.3%):

Consumer Discretionary (2.5%):
Construtora Tenda SA	24,500	$146
Tupy SA	13,700	59
		205
Energy (0.6%):
Enauta Participacoes SA	19,200	51

Health Care (0.8%):
Notre Dame Intermedica Participacoes SA	4,800	63

Industrials (0.5%):
JSL SA (a)	9,800	40

Utilities (1.9%):
EDP - Energias do Brasil SA	10,100	48
Eneva SA (a)	15,100	111
		159
		518
Chile (0.4%):

Utilities (0.4%):
AES Gener SA	162,629	35

China (8.3%):

Consumer Discretionary (0.8%):
Hisense Home Appliances Group Co. Ltd., Class H	37,000	36
Tianneng Power International Ltd.	46,000	32
		68
Consumer Staples (0.5%):
China Modern Dairy Holdings Ltd. (a)	300,000	44

Energy (0.6%):
Hilong Holdings Ltd.	451,000	49

Health Care (1.6%):
Shandong Weigao Group Medical Polymer Co. Ltd., Class H (b)	56,000	58
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H (c)	14,800	72
		130
Industrials (2.0%):
China Lesso Group Holdings Ltd.	68,000	64
Sany Heavy Equipment International Holdings Co. Ltd.	75,000	32
Shenzhen Expressway Co. Ltd., Class H	52,000	68
		164
Information Technology (1.1%):
Chinasoft International Ltd.	90,000	39
Hua Hong Semiconductor Ltd. (b)(c)	24,000	48
		87
Real Estate (1.1%):
China SCE Group Holdings Ltd.	184,000	85

Utilities (0.6%):
China Tian Lun Gas Holdings Ltd.	51,000	49
		676
Cyprus (0.6%):

Financials (0.6%):
TCS Group Holding PLC, GDR	2,599	45

Egypt (1.4%):

Communication Services (0.7%):
Telecom Egypt Co.	82,361	61

Financials (0.7%):
Credit Agricole Egypt SAE	21,572	55
		116

Security Description	Shares	Value
Greece (1.6%):

Industrials (0.8%):
Mytilineos Holdings SA	6,430	$67

Utilities (0.8%):
Terna Energy SA	7,774	63
		130
Hong Kong (4.6%):

Communication Services (0.6%):
NetDragon Websoft Holdings Ltd.	23,000	53

Consumer Discretionary (0.4%):
Stella International Holdings Ltd.	21,000	33

Financials (0.5%):
Far East Horizon Ltd.	47,000	44

Industrials (0.6%):
Sinotruk Hong Kong Ltd.	30,500	45

Materials (1.0%):
China Resources Cement Holdings Ltd.	78,000	78

Real Estate (0.5%):
China Overseas Grand Oceans Group Ltd.	85,000	39

Utilities (1.0%):
Canvest Environmental Protection Group Co. Ltd.	97,000	42
China Water Affairs Group Ltd.	54,000	42
		84
		376
India (11.6%):

Consumer Discretionary (1.3%):
Crompton Greaves Consumer Electricals Ltd.	11,231	40
Trident Ltd.	81,989	68
		108
Consumer Staples (0.5%):
Kaveri Seed Co. Ltd.	6,209	44

Financials (3.1%):
City Union Bank Ltd.	15,303	47
Federal Bank Ltd.	50,455	64
Muthoot Finance Ltd.	8,220	79
Power Finance Corp. Ltd. (a)	41,894	59
		249
Health Care (2.1%):
Dishman Carbogen Amcis Ltd.	17,351	41
Granules India Ltd.	44,219	66
Ipca Laboratories Ltd.	4,888	62
		169
Industrials (0.7%):
PNC Infratech Ltd.	21,804	59

Information Technology (0.6%):
Sonata Software Ltd.	9,659	45

Materials (1.4%):
APL Apollo Tubes Ltd.	2,144	41
HeidelbergCement India Ltd.	28,139	75
		116
Real Estate (0.8%):
Sobha Ltd.	9,743	67

Utilities (1.1%):
CESC Ltd.	3,748	39
Gujarat Gas Ltd.	19,046	48
		87
		944

Security Description	Shares	Value
Indonesia (2.0%):

Communication Services (0.5%):
Media Nusantara Citra TBK PT	447,200	$39

Industrials (1.0%):
PT Wijaya Karya Persero TBK	569,300	77

Materials (0.5%):
Timah Tbk PT	633,500	43
		159
Jersey (1.1%):

Information Technology (1.1%):
WNS Holdings Ltd., ADR (a)	1,494	88

Korea, Republic of (15.1%):

Communication Services (0.5%):
AfreecaTV Co. Ltd.	856	46

Consumer Discretionary (2.3%):
Fila Korea Ltd.	850	41
GS Home Shopping, Inc.	297	39
SL Corp.	2,591	52
Youngone Corp.	1,786	53
		185
Consumer Staples (2.0%):
Maeil Dairies Co. Ltd.	1,462	113
Nongshim Co. Ltd.	231	48
		161
Financials (0.9%):
Meritz Securities Co. Ltd.	16,803	71

Health Care (2.1%):
Korea United Pharmaceuticals, Inc.	3,399	55
Osstem Implant Co. Ltd. (a)	883	31
Seegene, Inc. (a)	2,251	38
Value Added Technology Co. Ltd.	2,282	50
		174
Industrials (1.6%):
KEPCO Plant Service & Engineering Co. Ltd.	2,038	59
Posco International Corp.	4,446	71
		130
Information Technology (3.3%):
DuzonBizon Co. Ltd.	1,206	66
Iljin Materials Co. Ltd. (a)	1,318	41
Partron Co. Ltd.	6,015	64
SFA Engineering Corp.	2,738	97
		268
Materials (2.4%):
Hyosung Advanced Materials Corp. (a)	417	43
Korea Petrochemical Ind. Co., Ltd.	288	31
Songwon Industrial Co. Ltd.	2,396	37
Soulbrain Co. Ltd.	1,379	84
		195
		1,230
Luxembourg (0.9%):

Communication Services (0.4%):
Play Communications SA (c)	5,137	35

Materials (0.5%):
Ternium SA, ADR	2,189	42
		77
Malaysia (5.3%):

Communication Services (0.7%):
TIME dotCom Berhad	25,300	55

Security Description	Shares	Value
Consumer Discretionary (0.5%):
Padini Holdings Berhad	46,300	$42

Energy (1.0%):
Serba Dinamik Holdings Berhad	76,600	78

Financials (1.1%):
AEON Credit Service M Berhad	11,300	40
Syarikat Takaful Malaysia Keluarga Berhad	35,600	50
		90
Health Care (0.7%):
Supermax Corp. Berhad	156,800	60

Industrials (0.5%):
Muhibbah Engineering M Berhad	66,800	38

Information Technology (0.8%):
V.S. Industry Berhad	204,600	66
		429
Mexico (4.8%):

Consumer Staples (0.9%):
La Comer SAB de CV (a)	56,101	74

Financials (1.0%):
Banco del Bajio SA (c)	24,524	40
Credito Real Sab de CV	39,269	45
		85
Industrials (0.8%):
Grupo Aeroportuario del Centro Norte SAB de CV	10,620	63

Materials (0.6%):
Grupo Cementos de Chihuahua SAB de CV	9,293	50

Real Estate (1.5%):
Concentradora Fibra Danhos SA de CV	42,462	59
Prologis Property Mexico SA de CV	30,369	63
		122
		394
Philippines (2.6%):

Consumer Discretionary (0.5%):
Bloomberry Resorts Corp.	198,000	42

Industrials (0.6%):
Cebu Air, Inc.	28,080	49

Materials (0.6%):
Nickel Asia Corp.	562,000	43

Real Estate (0.9%):
Vista Land & Lifescapes, Inc.	498,800	74
		208
Qatar (0.6%):

Energy (0.6%):
Qatar Gas Transport Co. Ltd.	74,990	50

Russian Federation (0.5%):

Energy (0.5%):
TMK PJSC	49,120	42

Saudi Arabia (0.6%):

Consumer Discretionary (0.6%):
Leejam Sports Co. JSC	2,408	52

South Africa (3.3%):

Consumer Discretionary (0.7%):
Super Group Ltd. (a)	30,986	57

Energy (0.6%):
Exxaro Resources Ltd.	5,369	46

Security Description	Shares	Value
Materials (1.3%):
African Rainbow Minerals Ltd.	7,723	$72
Mpact Ltd.	33,764	36
		108
Real Estate (0.7%):
Vukile Property Fund Ltd.	48,699	61
		272
Taiwan (18.3%):

Consumer Discretionary (2.5%):
Cub Elecparts, Inc.	6,295	50
Makalot Industrial Co. Ltd.	13,650	72
Merida Industry Co. Ltd.	14,000	80
		202
Financials (0.6%):
King’s Town Bank Co. Ltd.	52,000	52

Health Care (0.9%):
Bioteque Corp.	19,000	77

Industrials (4.1%):
Chicony Power Technology Co. Ltd.	38,000	69
Kung Long Batteries Industrial Co. Ltd.	17,000	80
Shin Zu Shing Co. Ltd.	20,000	74
Teco Electric & Machinery Co. Ltd.	72,000	58
Wisdom Marine Lines Co. Ltd.	55,000	53
		334
Information Technology (9.4%):
Accton Technology Corp.	15,000	79
Chipbond Technology Corp.	31,000	57
Elan Microelectronics Corp.	22,200	61
King Yuan Electronics Co. Ltd.	71,000	80
Merry Electronics Co. Ltd.	10,000	49
Parade Technologies Ltd.	3,000	52
Radiant Opto-Electronics Corp.	21,000	80
Sinbon Electronics Co. Ltd.	26,000	101
Taiwan Union Technology Corp.	15,000	69
Tripod Technology Corp.	27,000	97
Unimicron Technology Corp.	29,000	41
		766
Real Estate (0.8%):
Chong Hong Construction Co. Ltd.	25,000	64
		1,495
Thailand (3.9%):

Communication Services (0.5%):
Major Cineplex Group PCL	53,700	42

Consumer Discretionary (0.5%):
Somboon Advance Technology PCL	71,300	39

Consumer Staples (0.5%):
GFPT PCL	69,200	41

Financials (1.1%):
AEON Thana Sinsap Thailand PCL	5,800	39
Thanachart Capital PCL	25,600	48
		87
Industrials (0.5%):
Gunkul Engineering PCL	430,600	44

Real Estate (0.8%):
Supalai PCL	114,500	67
		320
Turkey (3.2%):

Consumer Staples (0.8%):
Coca-Cola Icecek AS	10,968	65

Security Description	Shares	Value
Industrials (0.9%):
Tekfen Holding AS	20,770	$71

Materials (1.5%):
Anadolu Cam Sanayii AS	116,240	64
Soda Sanayii AS	61,191	65
		129
		265
Total Common Stocks (Cost $7,635)		7,921

Preferred Stocks (0.7%)

Brazil (0.7%):

Financials (0.7%):
Banco do Estado do Rio Grande do Sul SA, Class B	10,700	58
Total Preferred Stocks (Cost $50)		58

Exchange-Traded Funds (1.3%)

United States (1.3%):
iShares MSCI Emerging Markets Small-Cap ETF	2,491	105
Total Exchange-Traded Funds (Cost $103)		105

Collateral for Securities Loaned^ (0.8%)

United States (0.8%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(d)	15,090	15
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(d)	17,136	17
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(d)	505	1
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(d)	9,555	10
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(d)	8,299	8
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(d)	14,837	14
Total Collateral for Securities Loaned (Cost $65)		65
Total Investments (Cost $7,853) — 99.8%		8,149
Other assets in excess of liabilities — 0.2%		19
NET ASSETS - 100.00%		$8,168

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $195 (thousands) and amounted to 2.4% of net assets.

(d)                   Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

PCL—Public Company Limited

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent International Fund-Core Equity	September 30, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)

Australia (5.3%):

Communication Services (0.3%):
Telstra Corp. Ltd.	73,413	$174

Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd.	11,327	234

Energy (1.3%):
Beach Energy Ltd.	287,852	491
Santos Ltd.	76,147	397
		888
Financials (1.3%):
Australia & New Zealand Banking Group Ltd.	11,861	228
Macquarie Group Ltd.	5,385	477
Westpac Banking Corp.	10,289	205
		910
Industrials (0.3%):
Qantas Airways Ltd.	50,730	216

Materials (1.3%):
Rio Tinto Ltd.	14,222	891

Real Estate (0.5%):
Mirvac Group	154,288	319
		3,632
Austria (0.6%):

Financials (0.6%):
Erste Group Bank AG	6,860	226
Raiffeisen Bank International AG	9,043	210
		436
Belgium (0.6%):

Financials (0.3%):
KBC Group NV	3,396	220

Materials (0.3%):
Solvay SA, Class A	1,533	159
		379
Brazil (1.8%):

Communication Services (0.3%):
TIM Participacoes SA	73,300	210

Energy (0.4%):
Petroleo Brasileiro SA	42,400	281

Financials (0.8%):
Banco Santander Brasil SA	51,500	562

Materials (0.3%):
Vale SA (a)	16,900	194
		1,247
Canada (6.2%):

Consumer Discretionary (0.3%):
BRP, Inc.	5,982	233

Consumer Staples (0.4%):
Alimentation Couche-Tard, Inc., Class B	8,774	269

Energy (1.4%):
Encana Corp.	54,239	248
Parex Resources, Inc. (a)	26,555	407
Suncor Energy, Inc.	9,021	285
		940
Financials (2.6%):
Bank of Montreal	4,393	324
Canadian Imperial Bank of Commerce	5,841	482
iA Financial Corp., Inc.	6,234	284
Sun Life Financial, Inc.	9,557	427

Security Description	Shares	Value
The Bank of Nova Scotia	4,984	$283
		1,800
Industrials (0.6%):
Air Canada (a)	11,642	380

Materials (0.9%):
Kirkland Lake Gold Ltd.	8,689	389
Teck Resources Ltd., Class B	12,714	206
		595
		4,217
China (6.2%):

Communication Services (1.6%):
China Film Co. Ltd., Class A	91,900	199
NetEase, Inc. ADR	813	216
Tencent Holdings Ltd.	16,400	686
		1,101
Consumer Discretionary (2.0%):
Alibaba Group Holding Ltd., ADR (a)	6,043	1,010
ANTA Sports Products Ltd.	41,000	339
		1,349
Financials (1.4%):
Bank of China Ltd.	680,275	267
Industrial & Commercial Bank of China Ltd., Class H	673,250	451
Ping An Insurance Group Co. of China Ltd.	20,000	230
		948
Health Care (0.2%):
Sinopharm Group Co. Ltd.	49,200	154

Materials (0.7%):
Anhui Conch Cement Co. Ltd., Class H	80,500	478

Real Estate (0.3%):
Country Garden Holdings Co. Ltd.	196,000	248
		4,278
Denmark (0.9%):

Consumer Staples (0.4%):
Carlsberg A/S, Class B	2,019	298

Utilities (0.5%):
Orsted A/S (b)	3,589	334
		632
Faroe Islands (0.3%):

Consumer Staples (0.3%):
Bakkafrost P/F	3,393	201

Finland (0.3%):

Industrials (0.3%):
Metso Oyj	4,897	183

France (7.7%):

Communication Services (0.5%):
Vivendi SA	11,840	324

Consumer Discretionary (1.4%):
Kering SA	599	305
LVMH Moet Hennessy Louis Vuitton SE	1,588	630
		935
Consumer Staples (0.8%):
L’Oreal SA	1,223	342
Pernod Ricard SA	1,123	200
		542
Energy (0.7%):
TOTAL SA	9,565	498

Security Description	Shares	Value
Financials (0.3%):
AXA SA	7,545	$193

Health Care (0.9%):
Korian SA	5,161	212
Sanofi	4,527	419
		631
Industrials (1.6%):
Airbus SE	2,074	269
Alstom SA	4,506	187
Teleperformance SE	1,880	407
Vinci SA	2,256	243
		1,106
Information Technology (0.9%):
Alten SA	1,952	223
Capgemini SE	1,668	196
Ingenico Group SA	2,135	208
		627
Materials (0.3%):
Arkema SA	2,055	192

Real Estate (0.3%):
Nexity SA	4,453	212
		5,260
Germany (4.4%):

Consumer Discretionary (0.2%):
Hugo Boss AG	2,761	148

Financials (1.3%):
Allianz SE	2,058	479
Hannover Rueck SE	2,444	413
		892
Health Care (0.3%):
Fresenius Medical Care AG & Co. KGaA	2,550	171

Industrials (0.6%):
MTU Aero Engines Holding AG	1,559	414

Information Technology (0.5%):
SAP SE	3,193	376

Materials (0.3%):
HeidelbergCement AG	2,528	183

Real Estate (0.7%):
Alstria Office REIT AG	11,756	201
Leg Immobilien AG	2,297	263
		464
Utilities (0.5%):
E.ON SE	37,753	367
		3,015
Hong Kong (3.0%):

Communication Services (0.6%):
China Unicom Hong Kong Ltd.	184,000	195
HKT Trust & HKT Ltd.	140,000	222
		417
Energy (0.6%):
CNOOC Ltd.	160,000	245
Kunlun Energy Co. Ltd.	214,000	184
		429
Financials (0.4%):
BOC Hong Kong Holdings Ltd.	86,500	293

Industrials (0.6%):
CK Hutchison Holdings Ltd.	45,500	402

Real Estate (0.6%):
CK Asset Holdings Ltd.	25,395	172

Security Description	Shares	Value
Sun Hung Kai Properties Ltd.	14,000	$201
		373
Utilities (0.2%):
China Water Affairs Group Ltd.	186,000	145
		2,059
Hungary (0.5%):

Financials (0.5%):
OTP Bank Nyrt	7,356	307

India (1.6%):

Energy (0.4%):
Reliance Industries Ltd.	13,715	258

Financials (0.3%):
Power Finance Corp. Ltd. (a)	122,875	173

Health Care (0.3%):
Ipca Laboratories Ltd.	16,147	206

Information Technology (0.3%):
HCL Technologies Ltd.	15,825	241

Utilities (0.3%):
Power Grid Corp. of India Ltd.	81,114	228
		1,106
Indonesia (0.8%):

Industrials (0.5%):
PT Wijaya Karya Persero TBK	2,490,900	338

Utilities (0.3%):
PT Perusahaan Gas Negara TBK	1,277,000	189
		527
Ireland (1.1%):

Health Care (0.8%):
ICON PLC (a)	3,819	563

Industrials (0.3%):
DCC PLC	2,310	201
		764
Italy (1.8%):

Financials (0.4%):
Mediobanca Banca di Credito Finanziario SpA	23,670	259

Health Care (0.3%):
Recordati SpA	4,741	203

Utilities (1.1%):
ACEA SpA	12,972	259
Enel SpA	67,201	502
		761
		1,223
Japan (17.0%):

Communication Services (1.1%):
KDDI Corp.	12,200	318
Nippon Telegraph & Telephone Corp.	8,500	407
		725
Consumer Discretionary (3.4%):
Bandai Namco Holdings, Inc.	5,300	331
Sony Corp.	15,900	940
Toyota Industries Corp.	5,300	306
Toyota Motor Corp.	10,800	725
		2,302
Consumer Staples (1.0%):
Matsumotokiyoshi Holdings Co. Ltd.	6,700	246
Nippon Suisan Kaisha Ltd.	46,000	261

Security Description	Shares	Value
Toyo Suisan Kaisha Ltd.	4,400	$176
		683
Financials (2.5%):
Mizuho Financial Group, Inc.	132,300	204
ORIX Corp.	30,900	462
Shinsei Bank Ltd.	13,100	192
Sumitomo Mitsui Financial Group, Inc.	8,125	279
Sumitomo Mitsui Trust Holdings, Inc.	5,500	199
Tokio Marine Holdings, Inc.	7,700	413
		1,749
Health Care (1.8%):
Astellas Pharma, Inc.	24,100	345
Hoya Corp.	6,400	524
Shionogi & Co. Ltd.	6,900	385
		1,254
Industrials (3.6%):
Central Japan Railway Co.	2,400	495
Itochu Corp.	33,000	684
Mitsubishi Electric Corp.	19,200	256
Mitsui & Co. Ltd.	21,900	360
Obayashi Corp.	23,300	233
Seibu Holdings, Inc.	11,900	208
Taisei Corp.	5,300	206
		2,442
Information Technology (2.0%):
Advantest Corp.	8,500	379
FUJIFILM Holdings Corp.	5,500	242
Hitachi Ltd.	5,600	210
NTT Data Corp.	18,300	238
Obic Co. Ltd.	2,700	309
		1,378
Materials (0.8%):
Showa Denko KK	5,300	140
Tosoh Corp.	10,900	145
UBE Industries Ltd.	14,200	288
		573
Real Estate (0.5%):
Daiwa House Industry Co. Ltd.	10,800	351

Utilities (0.3%):
The Kansai Electric Power Co., Inc.	18,300	205
		11,662
Korea, Republic of (3.4%):

Communication Services (0.4%):
Cheil Worldwide, Inc.	12,485	259

Consumer Discretionary (0.3%):
Hyundai Motor Co.	1,920	215

Financials (0.8%):
Industrial Bank of Korea	24,646	272
Shinhan Financial Group Co. Ltd.	7,967	278
		550
Industrials (0.3%):
Samsung Engineering Co. Ltd. (a)	14,546	204

Information Technology (1.4%):
LG Innotek Co. Ltd.	3,180	303
Samsung Electronics Co. Ltd.	9,697	397
Samsung SDI Co. Ltd.	1,460	272
		972
Materials (0.2%):
POSCO	850	161
		2,361

Security Description	Shares	Value
Luxembourg (0.4%):

Materials (0.4%):
ArcelorMittal	19,114	$269

Malaysia (0.6%):

Financials (0.6%):
RHB Capital Berhad	284,900	384

Mexico (1.0%):

Consumer Discretionary (0.3%):
El Puerto de Liverpool Sab de CV	35,943	197

Consumer Staples (0.4%):
Wal-Mart de Mexico SAB de CV	97,822	290

Industrials (0.3%):
Grupo Aeroportuario del Centro Norte SAB de CV	36,785	218
		705
Netherlands (2.5%):

Consumer Staples (0.4%):
Koninklijke Ahold Delhaize NV	10,332	258

Financials (0.8%):
ING Groep NV	25,754	269
NN Group NV	7,280	258
		527
Health Care (0.3%):
Koninklijke Philips NV	5,444	252

Industrials (0.5%):
AerCap Holdings NV (a)	5,945	326

Information Technology (0.5%):
NXP Semiconductor NV	3,136	342
		1,705
Norway (0.4%):

Financials (0.4%):
DNB ASA	16,832	297

Poland (0.5%):

Consumer Staples (0.5%):
Dino Polska SA (a)(b)	8,200	321

Portugal (0.7%):

Communication Services (0.2%):
NOS SGPS SA	30,869	169

Energy (0.5%):
Galp Energia, SGPS, SA	21,016	316
		485
Russian Federation (0.9%):

Energy (0.6%):
LUKOIL PJSC, ADR	1,619	134
LUKOIL PJSC SPON ADR	3,138	260
		394
Financials (0.3%):
Sberbank of Russia PJSC	71,990	252
		252
		646
Saudi Arabia (0.4%):

Health Care (0.4%):
Mouwasat Medical Services Co.	11,643	272

Security Description	Shares	Value
Singapore (0.5%):

Financials (0.5%):
DBS Group Holdings Ltd.	17,300	$313

South Africa (0.7%):

Communication Services (0.4%):
Naspers Ltd.	1,983	300

Materials (0.3%):
Kumba Iron Ore Ltd.	8,243	204
		504
Spain (1.7%):

Communication Services (0.3%):
Masmovil Ibercom SA (a)	10,178	207

Energy (0.4%):
Repsol SA	17,426	272

Industrials (0.7%):
ACS, Actividades de Construccion y Servicios SA	11,702	467

Utilities (0.3%):
Atlantica Yield PLC	9,282	223
		1,169
Sweden (1.9%):

Communication Services (0.3%):
Tele2 AB	14,134	210

Financials (0.4%):
Skandinaviska Enskilda Banken AB, Class A	26,612	245

Industrials (0.6%):
Volvo AB, Class B	28,501	400

Materials (0.3%):
Boliden AB	8,209	189

Real Estate (0.3%):
Fastighets AB Balder (a)	5,851	221
		1,265
Switzerland (7.8%):

Consumer Staples (2.5%):
Barry Callebaut AG, Registered Shares	86	177
Coca-Cola HBC AG	6,307	206
Nestle SA, Registered Shares	12,510	1,357
		1,740
Financials (1.3%):
Partners Group Holding AG	258	198
Swiss Life Holding AG	1,455	696
		894
Health Care (3.2%):
Lonza Group AG, Registered Shares	899	304
Novartis AG	9,952	864
Roche Holding AG	3,646	1,062
		2,230
Industrials (0.3%):
Adecco Group AG, Registered Shares	3,555	197

Information Technology (0.5%):
Logitech International SA, Class R	7,639	311
		5,372
Taiwan (2.4%):

Financials (0.4%):
Chailease Holding Co. Ltd.	68,630	277

Information Technology (2.0%):
Accton Technology Corp.	65,000	342
Radiant Opto-Electronics Corp.	69,000	264

Security Description	Shares	Value
Realtek Semiconductor Corp.	55,000	$408
Taiwan Semiconductor Manufacturing Co. Ltd.	41,000	364
		1,378
		1,655
Thailand (0.3%):

Consumer Staples (0.3%):
Charoen Pokphand Foods PCL	217,500	187

Turkey (0.3%):

Consumer Staples (0.3%):
BIM Birlesik Magazalar AS (c)	26,514	231

United Kingdom (11.2%):

Communication Services (0.3%):
Cineworld Group PLC	69,391	194

Consumer Discretionary (1.2%):
Barratt Developments PLC	34,082	271
Fiat Chrysler Automobiles NV	13,981	181
JD Sports Fashion PLC	43,988	406
		858
Consumer Staples (2.4%):
British American Tobacco PLC	8,688	321
Diageo PLC	11,227	458
Imperial Brands PLC	5,603	126
Tate & Lyle PLC	28,288	256
Tesco PLC	154,315	456
		1,617
Energy (1.3%):
BP PLC	111,258	704
Cairn Energy PLC (a)	76,055	179
		883
Financials (2.1%):
3i Group PLC	50,542	723
HSBC Holdings PLC	24,165	185
Legal & General Group PLC	87,084	266
Lloyds Banking Group PLC	454,760	302
		1,476
Health Care (1.5%):
AstraZeneca PLC	3,432	306
GlaxoSmithKline PLC	19,353	415
Hikma Pharmaceuticals PLC	12,491	338
		1,059
Industrials (1.3%):
Ashtead Group PLC	20,188	562
CNH Industrial NV	31,541	321
		883
Information Technology (0.3%):
Electrocomponents PLC	23,293	184

Materials (0.8%):
Anglo American PLC	23,907	549
		7,703
Total Common Stocks (Cost $65,469)		66,972

Preferred Stocks (0.9%)

Germany (0.9%):

Consumer Discretionary (0.9%):
Volkswagen AG	3,458	588
Total Preferred Stocks (Cost $602)		588

Security Description	Shares	Value
Exchange-Traded Funds (0.5%)

United States (0.5%):
iShares Core MSCI EAFE ETF	326	$20
iShares Core MSCI Emerging Markets ETF	6,789	333
		353
Total Exchange-Traded Funds (Cost $359)		353

Collateral for Securities Loaned^ (0.2%)

United States (0.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(d)	31,660	32
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(d)	35,953	36
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(d)	1,059	1
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(d)	20,048	20
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(d)	17,412	17
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(d)	31,129	31
Total Collateral for Securities Loaned (Cost $137)		137
Total Investments (Cost $66,567) — 99.3%		68,050
Other assets in excess of liabilities — 0.7%		491
NET ASSETS - 100.00%		$68,541

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $655 (thousands) and amounted to 1.0% of net assets.

(c)                    All or a portion of this security is on loan.

(d)                   Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PCL—Public Company Limited

PLC—Public Limited Company

REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent International Small-Cap Fund	September 30, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)

Australia (5.9%):

Energy (1.2%):
Beach Energy Ltd.	12,055,998	$20,574

Financials (0.4%):
Magellan Financial Group Ltd.	219,965	7,660

Industrials (0.8%):
Downer EDI Ltd.	1,480,411	7,797
Seven Group Holdings Ltd. (a)	604,948	7,124
		14,921
Information Technology (0.4%):
Appen Ltd.	431,213	6,171

Materials (1.9%):
CSR Ltd.	2,433,701	7,019
Mineral Resources Ltd. (a)	989,957	8,950
Northern Star Resources Ltd.	1,519,786	11,293
OZ Minerals Ltd.	1,125,602	7,310
		34,572
Real Estate (1.2%):
Charter Hall Group	2,802,350	22,035
		105,933
Austria (0.3%):

Materials (0.3%):
RHI Magnesita NV	119,070	5,935

Belgium (0.6%):

Real Estate (0.6%):
Warehouses De Pauw SCA	62,579	11,487

Canada (8.4%):

Communication Services (0.7%):
Entertainment One Ltd.	913,458	6,351
IMAX Corp. (b)	288,766	6,339
		12,690
Consumer Discretionary (1.3%):
BRP, Inc. (a)	275,178	10,708
Canada Goose Holdings, Inc. (a)(b)	299,336	13,162
		23,870
Energy (1.3%):
Enerflex Ltd.	502,526	4,408
Parex Resources, Inc. (b)	860,728	13,190
Tamarack Valley Energy Ltd. (b)	3,569,385	5,470
		23,068
Financials (0.4%):
Canadian Western Bank (a)	308,057	7,735

Industrials (1.5%):
Air Canada (b)	353,124	11,518
Finning International, Inc.	403,360	7,061
TFI International, Inc.	309,380	9,473
		28,052
Materials (1.7%):
B2Gold Corp. (b)	1,822,693	5,930
Detour Gold Corp. (b)	646,803	9,497
Kirkland Lake Gold Ltd. (a)	341,203	15,287
		30,714
Real Estate (1.0%):
Canadian Apartment Properties REIT	251,534	10,343
Tricon Capital Group, Inc.	922,619	7,076
		17,419

Security Description	Shares	Value
Utilities (0.5%):
Northland Power, Inc. (a)	460,017	$8,827
		152,375
Denmark (1.6%):

Consumer Staples (0.9%):
Royal Unibrew A/S	187,317	15,436

Health Care (0.4%):
GN Store Nord A/S	194,917	7,903

Industrials (0.3%):
DFDS A/S (a)	169,768	6,159
		29,498
Faroe Islands (0.3%):

Consumer Staples (0.3%):
Bakkafrost P/F	101,623	6,008

Finland (1.8%):

Industrials (1.2%):
Adapteo Oyj (b)	423,589	4,851
Outotec OYJ (b)	1,303,857	7,638
Valmet Oyj	456,685	8,858
		21,347
Information Technology (0.3%):
Tieto OYJ	202,085	5,173

Materials (0.3%):
Kemira Oyj	393,344	5,784
		32,304
France (7.9%):

Communication Services (0.4%):
Television Francaise (a)	881,590	7,737

Consumer Discretionary (0.6%):
Faurecia SE	146,305	6,935
Fnac Darty SA (b)	66,611	4,207
		11,142
Financials (0.3%):
SCOR SE	151,619	6,259

Health Care (0.6%):
Korian SA	245,552	10,093

Industrials (3.0%):
Alstom SA	152,046	6,297
Eiffage SA	173,756	18,010
Teleperformance SE	140,763	30,496
		54,803
Information Technology (1.7%):
Alten SA	126,900	14,486
SOITEC (b)	86,981	8,590
Worldline SA (a)(b)(c)	108,827	6,855
		29,931
Materials (0.9%):
Arkema SA	164,738	15,356

Real Estate (0.4%):
Nexity SA	166,589	7,929
		143,250
Germany (5.6%):

Consumer Discretionary (0.3%):
Hugo Boss AG	91,870	4,918

Financials (0.6%):
Aurelius Equity Opportunities Se & Co. KGAA	147,414	6,087
Deutsche Pfandbriefbank AG (c)	416,226	5,074
		11,161

Security Description	Shares	Value
Health Care (1.4%):
Carl Zeiss Meditec AG	168,539	$19,207
Gerresheimer AG	95,291	6,831
		26,038
Industrials (1.5%):
Deutz AG	818,664	4,746
Fraport AG	100,743	8,537
Rheinmetall AG	108,510	13,724
		27,007
Information Technology (0.4%):
Bechtle AG	79,232	8,063

Real Estate (1.4%):
Alstria Office REIT AG	708,809	12,155
TAG Immobilien AG	558,306	12,739
		24,894
		102,081
Greece (0.3%):

Consumer Discretionary (0.3%):
Puma SE	75,226	5,820

Hong Kong (0.7%):

Consumer Discretionary (0.3%):
Melco International Development Ltd.	2,395,000	5,690

Utilities (0.4%):
Towngas China Co. Ltd.	8,206,000	6,155
		11,845
Ireland (1.3%):

Consumer Discretionary (0.3%):
Dalata Hotel Group PLC	1,073,651	5,734

Health Care (0.6%):
UDG Healthcare PLC	1,164,734	10,739

Industrials (0.4%):
Grafton Group PLC	728,534	6,802
		23,275
Israel (0.4%):

Financials (0.4%):
Israel Discount Bank Ltd., Class A	1,510,411	6,641

Italy (3.2%):

Communication Services (0.6%):
Infrastructure Wireless Italiane SpA (c)	979,352	10,160

Energy (0.3%):
Saras SpA	2,799,026	4,787

Health Care (1.3%):
Amplifon SpA (a)	625,989	15,356
Diasorin SpA	68,191	7,929
		23,285
Materials (0.4%):
Buzzi Unicem SpA	353,157	8,097

Utilities (0.6%):
ACEA SpA	549,180	10,963
		57,292
Japan (23.6%):

Communication Services (0.8%):
Capcom Co. Ltd.	258,200	6,873

Security Description	Shares	Value
DIP Corp.	351,700	$8,579
		15,452
Consumer Discretionary (3.4%):
Adastria Co. Ltd.	227,700	5,133
Paltac Corp.	218,200	10,722
Pressance Corp.	543,200	8,795
Round One Corp.	618,100	9,270
Starts Corp., Inc.	270,100	6,613
Sushiro Global Holdings Ltd.	122,800	8,268
Tomy Co. Ltd.	559,800	6,432
Toyo Tire Corp.	439,100	5,580
		60,813
Consumer Staples (1.3%):
Fuji Oil Co. Ltd.	192,900	5,612
Matsumotokiyoshi Holdings Co. Ltd.	255,400	9,374
Nippon Suisan Kaisha Ltd.	1,531,900	8,683
		23,669
Financials (1.4%):
North Pacific Bank Ltd.	2,233,400	4,761
The Shiga Bank Ltd.	344,600	7,865
Zenkoku Hosho Co. Ltd.	313,800	12,264
		24,890
Health Care (2.1%):
Japan Lifeline Co. Ltd.	394,600	6,369
JCR Pharmaceuticals Co. Ltd.	107,300	8,267
Mani, Inc.	246,000	6,498
Sawai Pharmaceutical Co. Ltd.	141,700	7,332
Ship Healthcare Holdings, Inc.	207,200	8,835
		37,301
Industrials (6.0%):
Daifuku Co. Ltd.	124,400	6,473
Daihen Corp.	193,500	5,887
Daiseki Co. Ltd.	240,800	6,196
Fullcast Holdings Co. Ltd.	263,500	5,370
Kanamotoc Co. Ltd.	251,800	6,284
Kumagai Gumi Co. Ltd.	241,100	6,893
Maeda Corp.	650,400	5,704
Makino Milling Machine Co. Ltd.	134,000	5,875
Penta-Ocean Construction Co. Ltd.	1,571,500	8,727
Sankyu, Inc.	147,200	7,675
Sanwa Holdings Corp.	678,000	7,619
Seino Holdings Co. Ltd.	592,800	7,443
Tadano Ltd.	546,900	5,243
Takasago Thermal Engineering Co. Ltd.	435,700	7,234
TODA Corp.	920,400	5,324
Tsubaki Nakashima Co. Ltd.	362,900	5,463
UT Group Co. Ltd.	252,200	5,435
		108,845
Information Technology (4.1%):
Advantest Corp.	202,000	9,006
Anritsu Corp.	379,500	7,509
Lasertec Corp.	194,900	12,318
Net One Systems Co. Ltd.	753,000	20,431
Taiyo Yuden Co. Ltd.	269,400	6,608
TIS, Inc.	323,600	18,700
		74,572
Materials (2.1%):
Denka Co. Ltd.	213,200	5,907
Rengo Co. Ltd.	783,100	5,660
Sumitomo Bakelite Co. Ltd.	139,200	5,486
Tokai Carbon Co. Ltd.	657,600	6,666
Tokyo Steel Manufacturing Co. Ltd.	996,200	7,660
Yamato Kogyo Co. Ltd.	251,800	6,278
		37,657

Security Description	Shares	Value
Real Estate (2.4%):
Invincible Investment Corp.	20,259	$12,512
Kenedix Office Investment Corp.	1,287	10,171
Nippon Accommodations Fund, Inc.	1,827	11,382
Open House Co. Ltd.	382,000	9,143
		43,208
		426,407
Korea, Republic of (3.9%):

Communication Services (0.5%):
AfreecaTV Co. Ltd.	151,243	8,116

Consumer Discretionary (0.9%):
F&F Co. Ltd.	75,960	6,139
GS Home Shopping, Inc.	38,320	4,968
SL Corp.	268,615	5,382
		16,489
Consumer Staples (0.4%):
Maeil Dairies Co. Ltd.	102,126	7,863

Financials (0.3%):
Meritz Securities Co. Ltd.	1,318,259	5,558

Health Care (0.2%):
Korea United Pharmaceuticals, Inc.	259,092	4,191

Information Technology (1.2%):
DuzonBizon Co. Ltd.	140,246	7,663
Partron Co. Ltd.	519,443	5,552
SFA Engineering Corp.	224,993	7,943
		21,158
Materials (0.4%):
Soulbrain Co. Ltd.	130,477	7,961
		71,336
Luxembourg (0.3%):

Consumer Discretionary (0.3%):
B&M European Value Retail SA	1,324,026	6,172

Netherlands (2.7%):

Financials (1.5%):
ASR Nederland NV	291,663	10,761
Euronext NV (c)	193,086	15,808
		26,569
Industrials (0.6%):
Intertrust NV (c)	330,230	6,459
TKH Group NV	107,187	5,341
		11,800
Information Technology (0.6%):
ASM International NV	120,333	11,069
		49,438
New Zealand (0.3%):

Health Care (0.3%):
Summerset Group Holdings Ltd.	1,455,740	6,031

Singapore (0.6%):

Real Estate (0.6%):
Frasers Logistics & Industrial Trust	11,172,700	10,026

Spain (2.4%):

Communication Services (0.5%):
Masmovil Ibercom SA (b)	416,323	8,451

Financials (0.2%):
Bankinter SA	672,585	4,244

Health Care (0.4%):
Almirall SA	428,672	7,498

Security Description	Shares	Value
Industrials (0.6%):
Applus Services SA	390,748	$5,067
Cia de Distribucion Integral Logista Holdings SA	327,698	6,384
		11,451
Real Estate (0.4%):
Merlin Properties Socimi SA	461,594	6,444

Utilities (0.3%):
Atlantica Yield PLC	238,357	5,742
		43,830
Sweden (3.6%):

Communication Services (0.4%):
THQ Nordic AB (b)	261,886	6,457

Consumer Discretionary (0.9%):
Dometic Group AB (c)	993,329	7,788
Evolution Gaming Group AB (c)	413,773	8,134
		15,922
Financials (0.3%):
Resurs Holdings AB (c)	920,858	5,458

Industrials (0.8%):
Loomis AB, Class B	241,841	8,494
Peab AB	700,203	6,219
		14,713
Materials (0.3%):
SSAB AB, B Shares (a)	2,388,797	5,934

Real Estate (0.9%):
Wihlborgs Fastigheter AB	987,423	16,051
		64,535
Switzerland (8.3%):

Consumer Discretionary (0.4%):
Forbo Holding AG	5,117	7,601

Consumer Staples (1.0%):
Barry Callebaut AG, Registered Shares	2,923	6,030
Coca-Cola HBC AG	377,625	12,331
		18,361
Financials (2.7%):
Cembra Money Bank AG	56,696	5,910
Helvetia Holding AG, Registered Shares	43,103	5,951
Julius Baer Group Ltd.	127,960	5,669
Swiss Life Holding AG	46,199	22,093
Vontobel Holding AG	160,673	8,703
		48,326
Health Care (0.6%):
Straumann Holding AG	12,481	10,211

Industrials (1.9%):
Adecco Group AG, Registered Shares	121,850	6,744
Bucher Industries AG (a)	19,885	6,222
Georg Fischer AG (a)	7,133	6,185
Sulzer AG	68,990	6,792
Wizz Air Holdings PLC (b)(c)	191,026	8,488
		34,431
Information Technology (1.0%):
Logitech International SA, Class R	463,213	18,829

Real Estate (0.7%):
Psp Swiss Property AG	92,769	11,781
		149,540
United Kingdom (14.3%):

Communication Services (0.9%):
Auto Trader Group PLC (c)	1,229,357	7,703

Security Description	Shares	Value
Cineworld Group PLC (a)	3,017,396	$8,446
		16,149
Consumer Discretionary (2.6%):
Bellway PLC	185,163	7,610
Coats Group PLC	4,713,810	4,310
JD Sports Fashion PLC	2,530,808	23,354
Moneysupermarket.com Group PLC	1,312,343	6,102
Redrow PLC	845,907	6,423
		47,799
Consumer Staples (1.7%):
Cranswick PLC	164,713	5,971
Nomad Foods Ltd., ADR (b)	335,792	6,884
Stock Spirits Group PLC	1,849,848	5,275
Tate & Lyle PLC	1,287,675	11,647
		29,777
Energy (0.9%):
Cairn Energy PLC (b)	2,955,698	6,960
Flex LNG Ltd. (a)(b)	515,092	4,881
Hunting PLC	703,328	3,958
		15,799
Financials (2.0%):
Ashmore Group PLC	1,663,204	10,346
Beazley PLC	1,028,541	7,859
Intermediate Capital Group PLC	593,366	10,608
Onesavings Bank PLC	1,717,849	7,806
		36,619
Health Care (1.0%):
Clinigen Group PLC	665,780	7,064
Hikma Pharmaceuticals PLC	394,684	10,668
		17,732
Industrials (1.7%):
Aggreko PLC	445,121	4,546
Keller Group PLC	543,162	3,775
Meggitt PLC	908,881	7,089
National Express Group PLC	1,707,478	9,085
Vesuvius PLC	1,097,921	6,149
		30,644
Information Technology (1.6%):
Avast PLC (c)	1,177,989	5,626
Aveva Group PLC	156,001	7,087
Computacenter PLC	502,839	7,977
Electrocomponents PLC	1,135,343	8,974
		29,664
Materials (0.2%):
Synthomer PLC	1,094,275	4,359

Real Estate (1.7%):
Londonmetric Property PLC	2,730,058	7,295
Safestore Holdings PLC	1,432,696	11,784
The Unite Group PLC	818,795	10,984
		30,063
		258,605
United States (0.6%):

Information Technology (0.6%):
Globant SA (a)(b)	114,017	10,441
Total Common Stocks (Cost $1,518,163)		1,790,105

Collateral for Securities Loaned^ (3.7%)

United States (3.7%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(d)	15,385,492	15,385

Security Description	Shares	Value
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(d)	17,471,465	$17,472
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(d)	514,664	515
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(d)	9,742,587	9,743
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(d)	8,461,334	8,461
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(d)	15,127,110	15,127
Total Collateral for Securities Loaned (Cost $66,703)		66,703
Total Investments (Cost $1,584,866) — 102.6%		1,856,808
Liabilities in excess of other assets — (2.6)%		(47,221)
NET ASSETS - 100.00%		$1,809,587

^                            Purchased with cash collateral from securities on loan.

(a)                   All or a portion of this security is on loan.

(b)                   Non-income producing security.

(c)                    Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $87,553 (thousands) and amounted to 4.8% of net assets.

(d)                   Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Total Return Bond Fund	September 30, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (2.9%)
Ameriquest Mortgage Securities, Series 2004-R12, Class M1, 2.87%(LIBOR01M+86bps), 1/25/35, Callable 10/25/19 @ 100(a)	$272	$272
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22, Callable 1/15/21 @ 100(b)	9	9
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02%, 11/15/21, Callable 12/15/20 @ 100	122	122
Home Equity Asset Trust, Series 2005-2, Class M5, 3.24%(LIBOR01M+110bps), 7/25/35, Callable 10/25/19 @ 100(a)	922	922
Park Place Securities, Inc., Series 2004-WCW2, Class M2, 2.99%(LIBOR01M+98bps), 10/25/34, Callable 10/25/19 @ 100(a)	109	109
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AV1B, 2.66%(LIBOR01M+26bps), 4/25/35, Callable 2/25/20 @ 100(a)	63	62
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100(b)	525	530
Total Asset Backed Securities (Cost $1,979)		2,026

Collateralized Mortgage Obligations (2.8%)
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.74%, 1/10/46(b)	320	331
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.84%, 1/10/45(b)(c)	500	531
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45	270	277
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.74%, 12/15/45	585	601
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.72%, 3/15/47, Callable 3/1/24 @ 100(c)	208	224
Total Collateralized Mortgage Obligations (Cost $2,002)		1,964

Corporate Bonds (33.2%)

Communication Services (2.1%):
Activision Blizzard, Inc., 2.60%, 6/15/22, Callable 5/15/22 @ 100	110	111
AT&T, Inc.
3.20%, 3/1/22, Callable 2/1/22 @ 100 (b)	158	162
4.25%, 3/1/27, Callable 12/1/26 @ 100 (b)	227	247
5.15%, 11/15/46, Callable 5/15/46 @ 100 (b)	207	240
SES Global Americas Holdings GP, 5.30%, 3/25/44	304	316
Verizon Communications, Inc.
5.15%, 9/15/23 (b)	144	161
3.38%, 2/15/25 (b)	155	164
		1,401
Consumer Discretionary (2.3%):
Best Buy Co., Inc., 4.45%, 10/1/28, Callable 7/1/28 @ 100 (b)	196	213
General Motors Co., 4.88%, 10/2/23 (b)	231	247
Hasbro, Inc., 6.35%, 3/15/40	230	270
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	460	484
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	198	226
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	160	167
		1,607
Consumer Staples (1.8%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (b)	268	287
Constellation Brands, Inc., 4.65%, 11/15/28, Callable 8/15/28 @ 100 (b)	166	189
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	105	125
Mead Johnson Nutrition Co., 4.60%, 6/1/44, Callable 12/1/43 @ 100 (b)	204	248
Reynolds American, Inc., 6.15%, 9/15/43 (b)	175	197

Security Description	Principal Amount	Value
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	$135	$164
		1,210
Energy (3.4%):
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	510	546
Continental Resources, 4.50%, 4/15/23, Callable 1/15/23 @ 100 (b)	234	243
Ecopetrol SA, 5.88%, 9/18/23 (b)	218	243
Exxon Mobil Corp., 4.11%, 3/1/46, Callable 9/1/45 @ 100	85	101
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	229	245
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100	245	245
Statoil ASA, 3.95%, 5/15/43	100	113
Valero Energy Corp.
4.00%, 4/1/29, Callable 1/1/29 @ 100 (b)	180	191
10.50%, 3/15/39	195	332
		2,259

Financials (10.7%):
Aflac, Inc.
2.88%, 10/15/26, Callable 7/15/26 @ 100	335	343
4.75%, 1/15/49, Callable 7/15/48 @ 100	35	43
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	204	236
Bank of America Corp.
2.33%(LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a)(b)	265	265
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	515	519
4.20%, 8/26/24 (b)	212	227
BB&T Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	480	487
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (b)	297	307
Cincinnati Financial Corp., 6.13%, 11/1/34	320	435
Citigroup, Inc.
2.75%, 4/25/22, Callable 3/25/22 @ 100	363	368
4.45%, 9/29/27 (b)	190	207
3.88%(LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (a)	94	103
Fifth Third Bancorp, 3.65%, 1/25/24, Callable 12/25/23 @ 100 (b)(d)	346	365
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100	425	436
5.60%, 7/15/41	87	118
Morgan Stanley
2.65%, 1/27/20 (b)	630	632
4.88%, 11/1/22 (b)	303	325
3.13%, 7/27/26, MTN	545	562
Newcrest Finance Pty Ltd., 5.75%, 11/15/41	155	186
The Goldman Sachs Group, Inc.
2.35%, 11/15/21, Callable 11/15/20 @ 100	265	265
3.50%, 1/23/25, Callable 10/23/24 @ 100	275	287
Wells Fargo & Co.
3.45%, 2/13/23	585	604
4.90%, 11/17/45 (b)	155	185
		7,505
Health Care (3.0%):
Abbott Laboratories, 2.90%, 11/30/21, Callable 10/30/21 @ 100 (b)	273	278
AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100 (b)	317	318
Amgen, Inc., 6.90%, 6/1/38	125	176
Bristol-Myers Squibb Co., 3.40%, 7/26/29, Callable 4/26/29 @ 100	455	486
Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100 (b)	660	688
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100	135	137
		2,083
Industrials (3.8%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19 (b)	890	897
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	85	88
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100	275	285
Fortive Corp., 3.15%, 6/15/26, Callable 3/15/26 @ 100 (b)	198	201
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	210	251

Security Description	Principal Amount		Value
Rockwell Automation, Inc.
3.50%, 3/1/29, Callable 12/1/28 @ 100	$165		$179
6.25%, 12/1/37	155		215
Roper Technologies, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100	102		103
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	115		133
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (b)	279		293
			2,645
Information Technology (2.2%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	117		147
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (b)	160		162
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100 (b)	177		195
Micron Technology, Inc., 4.19%, 2/15/27, Callable 12/15/26 @ 100	225		231
NetApp, Inc., 3.25%, 12/15/22, Callable 9/15/22 @ 100	150		153
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	165		165
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	160		196
Tyco Electronics Group SA, 7.13%, 10/1/37	82		118
VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100	165		167
			1,534
Materials (1.3%):
Celanese US Holdings LLC, 4.63%, 11/15/22	210		223
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (b)	243		250
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25, Callable 3/15/25 @ 100	190		204
5.20%, 11/2/40	75		97
Southern Copper Corp., 5.25%, 11/8/42 (b)	95		107
			881
Utilities (2.6%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	250		258
Consolidated Edison, Inc., 6.30%, 8/15/37	250		349
Exelon Corp., 3.95%, 6/15/25, Callable 3/15/25 @ 100 (b)	252		269
Iberdrola International BV
6.75%, 9/15/33	50		63
6.75%, 7/15/36	110		152
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100	310		315
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	190		231
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100 (b)	159		179
			1,816
Total Corporate Bonds (Cost $21,836)			22,941

Residential Mortgage Backed Securities (0.4%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 3.72%(LIBOR01M+132bps), 10/25/32, Callable 10/25/19 @ 100(a)	126		127
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 7/25/27 @ 100(b)(c)	176		178
Total Residential Mortgage Backed Securities (Cost $302)			305

U.S. Government Mortgage Backed Agencies (39.9%)
Federal Home Loan Mortgage Corp.
8.50%, 2/1/20 (b)	—	(e)	—	(e)
9.00%, 4/1/25 (b)	17		19
Series 4139, Class DA, 1.25%, 12/15/27 (b)	920		890
7.50%, 8/1/29 (b)	10		11
Series 4395, Class PA, 2.50%, 4/15/37 (b)	355		357
5.00%, 7/1/39 (b)	696		770
Series 4320, Class AP, 3.50%, 7/15/39 - 3/1/49 (b)	3,174		3,308

Security Description	Shares or Principal Amount	Value
Series 3713, Class PA, 2.00%, 2/15/40 - 3/15/40 (b)	$1,084	$1,078
Series 4444, Class CH, 3.00%, 1/15/41 - 10/1/46 (b)	1,067	1,093
Series 4049, Class AB, 2.75%, 12/15/41 (b)	174	176
Series 4494, Class JA, 3.75%, 5/15/42 (b)	683	707
4.50%, 12/1/45 (b)	1,370	1,486
		9,895
Federal National Mortgage Association
6.00%, 2/1/37 (b)	131	154
Series 2013-33, Class UD, 2.50%, 4/25/39 - 12/25/47 (b)	706	710
Series 2013-137, Class A, 3.50%, 3/25/40 - 12/25/50 (b)	4,226	4,395
Series 2011-21, Class PA, 4.50%, 5/25/40 (b)	776	805
Series 2011-101, Class LA, 3.00%, 10/25/40 - 2/25/49 (b)	4,632	4,740
Series 2013-81, Class KA, 2.75%, 9/25/42 (b)	765	772
Series 2013-44, Class PB, 1.75%, 1/25/43 (b)	171	166
Series 2015-61, Class PV, 3.50%, 5/25/44 (b)(c)	857	903
4.00%, 3/1/47 - 10/1/48 (b)	3,941	4,117
		16,762
Government National Mortgage Association
Series 2019-85, Class KG, 3.00%, 6/20/43	587	594
4.50%, 2/20/49	331	345
		939
Total U.S. Government Mortgage Backed Agencies (Cost $27,079)		27,596

U.S. Treasury Obligations (18.8%)
U.S. Treasury Bills, 2.10%, 11/14/19 (b)(f)	6,504	6,490
U.S. Treasury Bonds, 3.00%, 2/15/49	4,100	4,889
U.S. Treasury Notes
1.50%, 8/15/22,	657	656
2.38%, 2/29/24,	96	99
2.00%, 8/15/25, (b)	219	224
2.88%, 8/15/28,	216	237
2.63%, 2/15/29,	425	460
Total U.S. Treasury Obligations (Cost $12,457)		13,055

Collateral for Securities Loaned^ (0.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(g)	85,992	86
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(g)	97,651	98
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(g)	2,877	3
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(g)	54,453	54
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(g)	47,292	47
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(g)	84,548	85
Total Collateral for Securities Loaned (Cost $373)		373
Total Investments (Cost $66,028) — 98.5%		68,260
Other assets in excess of liabilities — 1.5%		1,027
NET ASSETS - 100.00%		$69,287

^	Purchased with cash collateral from securities on loan.
(a)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2019.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(c)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2019.

(d)	All or a portion of this security is on loan.
(e)	Rounds to less than $1.
(f)	Rate represents the effective yield at September 30, 2019.
(g)	Rate disclosed is the daily yield on September 30, 2019.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

ULC—Unlimited Liability Co.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note Future	44	12/19/19	$5,771,371	$5,733,750	$(37,621)
2-Year U.S. Treasury Note Future	12	12/31/19	2,590,010	2,586,000	(4,010)
5-Year U.S. Treasury Note Future	52	12/31/19	6,225,948	6,195,719	(30,229)
					$(71,860)

	Total unrealized appreciation				$—
	Total unrealized depreciation				$(71,860)
	Total net unrealized appreciation(depreciation)				$(71,860)

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

Underlying Instruments	Fixed Deal Received Rate	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)	Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 33	5.00%	12/20/24	Daily	3.49%	$2,600,000	$174,400	$174,200	$200
						$174,400	$174,200	$200

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Investment Quality Bond Fund	September 30, 2019
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (1.0%)
Santander Drive Auto Receivables Trust, Series 2017-3, Class B, 2.19%, 3/15/22, Callable 5/15/21 @ 100(a)	$107,982	$107,961
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100(a)(b)	225,000	226,987
Total Asset Backed Securities (Cost $332,962)		334,948

Collateralized Mortgage Obligations (1.8%)
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.84%, 1/10/45(a)(b)(c)	250,000	265,499
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.70%, 4/15/45	300,000	313,455
Total Collateralized Mortgage Obligations (Cost $616,616)		578,954

Corporate Bonds (33.4%)

Communication Services (2.1%):
Activision Blizzard, Inc., 2.60%, 6/15/22, Callable 5/15/22 @ 100	55,000	55,551
AT&T, Inc.
3.20%, 3/1/22, Callable 2/1/22 @ 100 (a)(d)	77,000	78,897
4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	110,000	119,884
5.15%, 11/15/46, Callable 5/15/46 @ 100 (a)	126,000	146,022
SES Global Americas Holdings GP, 5.30%, 3/25/44 (b)	135,000	140,162
Verizon Communications, Inc.
5.15%, 9/15/23 (a)	69,000	77,182
3.38%, 2/15/25 (a)(d)	74,000	78,072
		695,770
Consumer Discretionary (2.4%):
Best Buy Co., Inc., 4.45%, 10/1/28, Callable 7/1/28 @ 100 (a)	97,000	105,325
General Motors Co., 4.88%, 10/2/23 (a)	112,000	119,879
Hasbro, Inc., 6.35%, 3/15/40	115,000	135,222
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	245,000	257,345
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	100,000	114,274
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	70,000	72,967
		805,012
Consumer Staples (1.8%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	125,000	133,627
Constellation Brands, Inc., 4.65%, 11/15/28, Callable 8/15/28 @ 100 (a)	80,000	91,064
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100 (d)	52,000	61,980
Mead Johnson Nutrition Co., 4.60%, 6/1/44, Callable 12/1/43 @ 100 (a)	105,000	127,807
Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	92,000	102,616
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	70,000	84,985
		602,079
Energy (3.4%):
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	240,000	257,004
Continental Resources, 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	113,000	117,354
Ecopetrol SA, 5.88%, 9/18/23 (a)	104,000	115,770
Exxon Mobil Corp., 4.11%, 3/1/46, Callable 9/1/45 @ 100	40,000	47,300
Marathon Petroleum Corp.
6.50%, 3/1/41, Callable 9/1/40 @ 100	65,000	80,971
5.85%, 12/15/45, Callable 6/15/45 @ 100	50,000	56,363

Security Description	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100	$120,000	$119,994
Statoil ASA, 3.95%, 5/15/43	20,000	22,652
Valero Energy Corp.
4.00%, 4/1/29, Callable 1/1/29 @ 100 (a)	91,000	96,810
6.63%, 6/15/37	140,000	180,889
		1,095,107
Financials (11.8%):
Aflac, Inc.
2.88%, 10/15/26, Callable 7/15/26 @ 100	185,000	189,413
4.75%, 1/15/49, Callable 7/15/48 @ 100	20,000	24,428
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	89,000	102,970
Bank of America Corp.
2.33%(LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a)(e)	130,000	130,146
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	285,000	286,947
4.20%, 8/26/24 (a)	101,000	108,354
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN	100,000	104,027
BB&T Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	260,000	263,801
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	141,000	145,877
Cincinnati Financial Corp., 6.13%, 11/1/34	135,000	183,645
Citigroup, Inc.
2.75%, 4/25/22, Callable 3/25/22 @ 100	175,000	177,518
4.45%, 9/29/27 (a)	92,000	100,339
3.88%(LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (e)	51,000	55,615
Fifth Third Bancorp, 3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	163,000	171,761
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100	170,000	174,291
5.60%, 7/15/41	52,000	70,330
KeyBank NA, 2.25%, 3/16/20	580,000	580,511
Morgan Stanley
4.88%, 11/1/22 (a)	144,000	154,535
3.75%, 2/25/23 (a)	300,000	313,833
3.13%, 7/27/26, MTN	205,000	211,289
Newcrest Finance Pty Ltd., 5.75%, 11/15/41 (b)	95,000	113,701
The Goldman Sachs Group, Inc., 2.35%, 11/15/21, Callable 11/15/20 @ 100	115,000	115,112
Wells Fargo & Co., 4.90%, 11/17/45 (a)	80,000	95,331
		3,873,774
Health Care (3.6%):
Abbott Laboratories, 2.90%, 11/30/21, Callable 10/30/21 @ 100 (a)	130,000	132,350
AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100 (a)	152,000	152,307
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	70,000	78,744
Bristol-Myers Squibb Co., 3.40%, 7/26/29, Callable 4/26/29 @ 100 (b)	220,000	234,949
Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100 (a)	465,000	485,214
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100	65,000	66,043
		1,149,607
Industrials (2.4%):
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	60,000	62,240
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100	130,000	134,811
Fortive Corp., 3.15%, 6/15/26, Callable 3/15/26 @ 100 (a)	95,000	96,431
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	75,000	89,807
Rockwell Automation, Inc.
3.50%, 3/1/29, Callable 12/1/28 @ 100	65,000	70,452
6.25%, 12/1/37	60,000	83,306
Roper Technologies, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100	49,000	49,246

Security Description	Principal Amount	Value
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	$56,000	$64,941
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	137,000	143,973
		795,207
Information Technology (2.2%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	53,000	66,627
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (a)	77,000	77,767
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100 (a)	86,000	94,907
Micron Technology, Inc., 4.19%, 2/15/27, Callable 12/15/26 @ 100	105,000	107,896
NetApp, Inc., 3.25%, 12/15/22, Callable 9/15/22 @ 100	70,000	71,292
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	85,000	85,174
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	95,000	116,276
Tyco Electronics Group SA, 7.13%, 10/1/37	34,000	49,064
VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100	80,000	81,129
		750,132
Materials (1.1%):
Celanese US Holdings LLC, 4.63%, 11/15/22	100,000	106,204
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (a)(d)	120,000	123,619
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25, Callable 3/15/25 @ 100	80,000	85,985
5.20%, 11/2/40	50,000	64,904
		380,712
Utilities (2.6%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	120,000	123,805
Consolidated Edison, Inc., 6.30%, 8/15/37	110,000	153,727
Exelon Corp., 3.95%, 6/15/25, Callable 3/15/25 @ 100 (a)	119,000	127,319
Iberdrola International BV
6.75%, 9/15/33	35,000	44,214
6.75%, 7/15/36	28,000	38,667
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100	145,000	147,600
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	105,000	127,527
Public Service Enterprise Group, Inc., 4.00%, 6/1/44, Callable 12/1/43 @ 100	65,000	72,304
		835,163
Total Corporate Bonds (Cost $10,546,531)		10,982,563

Residential Mortgage Backed Securities (0.9%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 3.72% (LIBOR01M+132bps), 10/25/32, Callable 10/25/19 @ 100(e)	83,391	83,765
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 10/25/19 @ 100(a)	6,603	6,603
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 7/25/27 @ 100(a)(b)(c)	117,062	118,714
Residential Funding Mortgage Securities I, Inc., Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 10/25/19 @ 100(a)	4,321	4,321
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y, Class 3A1, 4.91%, 11/25/34, Callable 10/25/19 @ 100(a)(c)	82,069	82,069
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 10/25/19 @ 100(a)	1,416	1,416
Total Residential Mortgage Backed Securities (Cost $295,374)		296,888

Security Description	Principal Amount	Value
U.S. Government Mortgage Backed Agencies (43.3%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 (a)	$28,992	$29,906
Series 4139, Class DA, 1.25%, 12/15/27 (a)	434,207	420,033
Series 4395, Class PA, 2.50%, 4/15/37 (a)	148,578	149,288
5.50%, 6/1/38	49,064	55,216
7.00%, 9/1/38 (a)	11,030	13,492
Series 4320, Class AP, 3.50%, 7/15/39 - 3/1/49 (a)	2,251,982	2,338,050
Series 3713, Class PA, 2.00%, 2/15/40 - 3/15/40 (a)	527,556	524,499
4.50%, 1/1/41 - 7/1/44 (a)	606,047	655,145
Series 4444, Class CH, 3.00%, 1/15/41	142,585	145,055
Series 4049, Class AB, 2.75%, 12/15/41 (a)	84,188	84,969
Series 4494, Class JA, 3.75%, 5/15/42 (a)	293,545	303,689
		4,719,342
Federal National Mortgage Association
6.00%, 8/1/21 - 2/1/37 (a)	241,212	281,428
5.50%, 4/1/22 - 1/1/38 (a)	160,252	180,024
7.00%, 8/1/23 - 6/1/32 (a)	22,284	26,080
7.50%, 12/1/29 - 2/1/31 (a)	22,931	26,603
8.00%, 6/1/30 - 9/1/30 (a)	17,377	20,766
5.00%, 12/1/34 - 11/1/36	11,496	12,657
4.63%(LIBOR12M+166bps), 12/1/36 (a)(e)	37,901	39,161
4.50%, 12/1/38 - 5/25/40 (a)	465,417	486,837
Series 2013-33, Class UD, 2.50%, 4/25/39 - 12/25/47 (a)	335,211	337,061
Series 2013-137, Class A, 3.50%, 3/25/40 - 12/25/50 (a)	1,850,424	1,906,158
Series 2011-101, Class LA, 3.00%, 10/25/40 - 2/25/49 (a)	2,519,076	2,577,034
Series 2013-81, Class KA, 2.75%, 9/25/42 (a)	331,803	334,856
Series 2013-44, Class PB, 1.75%, 1/25/43 (a)	307,515	299,558
4.00%, 11/1/43 - 10/1/48 (a)	1,929,391	2,036,474
		8,564,697
Government National Mortgage Association
Series 2019-85, Class KG, 3.00%, 6/20/43	216,360	219,265
Series 2016-116, Class GA, 1.75%, 11/20/44 (a)	603,783	590,713
4.50%, 2/20/49	132,364	138,187
		948,165
Multi-family (0.1%):

Collateralized Mortgage Obligations (0.1%):
Government National Mortgage Association
6.00%, 12/15/33 (a)	21,267	24,563
Total U.S. Government Mortgage Backed Agencies (Cost $14,038,314)		14,256,767

U.S. Treasury Obligations (17.4%)
U.S. Treasury Bills, 2.10%, 11/14/19 (a)(f)	2,389,000	2,383,797
U.S. Treasury Bonds
3.00%, 2/15/48	$513,000	609,027
3.00%, 2/15/49	1,445,000	1,722,937
U.S. Treasury Notes
1.50%, 8/15/22	100,000	99,773
2.38%, 2/29/24	64,000	66,220
2.00%, 8/15/25 (a)	106,000	108,360
2.88%, 8/15/28	469,000	515,680
2.63%, 2/15/29	201,000	217,583
Total U.S. Treasury Obligations (Cost $5,404,520)		5,723,377

Security Description	Shares	Value
Collateral for Securities Loaned^ (0.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(g)	62,894	$62,894
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(g)	71,421	71,421
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(g)	2,104	2,104
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(g)	39,826	39,826
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(g)	34,589	34,589
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(g)	61,838	61,838
Total Collateral for Securities Loaned (Cost $272,672)		272,672
Total Investments (Cost $31,506,989) — 98.6%		32,446,169
Other assets in excess of liabilities — 1.4%		464,043
NET ASSETS - 100.00%		$32,910,212

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $1,100,012 and amounted to 3.3% of net assets.

(c)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2019.

(d)	All or a portion of this security is on loan.
(e)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2019.
(f)	Rate represents the effective yield at September 30, 2019.
(g)	Rate disclosed is the daily yield on September 30, 2019.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

ULC—Unlimited Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	14	12/19/19	$1,836,345	$1,824,375	$(11,970)
2-Year U.S. Treasury Note Future	2	12/31/19	431,023	431,000	(23)
5-Year U.S. Treasury Note Future	29	12/31/19	3,471,326	3,455,305	(16,021)
					$(28,014)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(28,014)
	Total net unrealized appreciation(depreciation)				$(28,014)

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

Underlying Instrument	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 33	5.00%	12/20/24	Quarterly	3.34%	$1,500,000	$100,987	$99,668	$1,319
						$100,987	$99,668	$1,319

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Low Duration Bond Fund	September 30, 2019
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (11.0%)
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24%, 4/8/22, Callable 1/8/21 @ 100(a)	$4,435,000	$4,432,800
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.40%, 5/18/22, Callable 8/18/21 @ 100(a)	2,715,000	2,719,830
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class D, 3.34%, 8/8/21, Callable 2/8/20 @ 100(a)	2,600,000	2,608,203
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 4/18/22 @ 100(a)	3,200,000	3,253,971
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class B, 2.22%, 5/16/22, Callable 5/15/21 @ 100(a)(b)	4,180,000	4,178,938
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22, Callable 1/15/21 @ 100(a)(b)	513,748	514,225
Drive Auto Receivables Trust, Series 2018-2, Class B, 3.22%, 4/15/22, Callable 6/15/21 @ 100(a)	1,984,271	1,985,799
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46%, 3/15/22, Callable 12/15/20 @ 100(a)	4,674,399	4,676,559
Santander Drive Auto Receivables Trust, Series 2017-3, Class B, 2.19%, 3/15/22, Callable 5/15/21 @ 100(a)	1,167,128	1,166,902
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100(a)(b)	2,400,000	2,421,194
World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.12%, 3/15/24(a)	3,155,000	3,151,940
Total Asset Backed Securities (Cost $31,051,188)		31,110,361

Collateralized Mortgage Obligations (3.7%)
Galaxy CLO Ltd., Series 2017-24A, Class A, 3.42% (LIBOR03M+112bps), 1/15/31, Callable 1/15/20 @ 100(a)(b)(c)	2,000,000	1,985,726
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.84%, 1/10/45(a)(b)(d)	3,500,000	3,716,989
Steele Creek CLO Ltd., Series 2017-1A, Class A, 3.55% (LIBOR03M+125bps), 1/15/30, Callable 1/15/20 @ 100(a)(b)(c)	2,825,000	2,824,966
Voya CLO Ltd., Series 2017-4A, Class A1, 3.43% (LIBOR03M+113bps), 10/15/30, Callable 10/15/19 @ 100(a)(b)(c)	2,000,000	1,995,000
Total Collateralized Mortgage Obligations (Cost $10,639,980)		10,522,681

Corporate Bonds (42.2%)

Communication Services (4.0%):
Activision Blizzard, Inc., 2.60%, 6/15/22, Callable 5/15/22 @ 100	455,000	459,555
AT&T, Inc.
2.45%, 6/30/20, Callable 5/30/20 @ 100 (a)	3,500,000	3,507,175
3.20%, 3/1/22, Callable 2/1/22 @ 100 (a)	509,000	521,537
4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	766,000	834,825
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100 (a)	4,185,000	4,274,977
Verizon Communications, Inc.
5.15%, 9/15/23 (a)	321,000	359,064
3.38%, 2/15/25 (a)	528,000	557,056

Security Description	Principal Amount	Value
3.26%(LIBOR03M+110bps), 5/15/25, Callable 3/15/25 @ 100 (a)(c)	$827,000	$839,587
		11,353,776
Consumer Discretionary (4.1%):
Best Buy Co., Inc.
5.50%, 3/15/21, Callable 12/15/20 @ 100 (a)(e)	3,055,000	3,175,062
4.45%, 10/1/28, Callable 7/1/28 @ 100 (a)	610,000	662,356
General Motors Co., 4.88%, 10/2/23 (a)	768,000	822,029
Hasbro, Inc., 3.15%, 5/15/21, Callable 3/15/21 @ 100 (a)	3,380,000	3,398,151
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	3,283,000	3,420,886
		11,478,484
Consumer Staples (1.7%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	924,000	987,774
Constellation Brands, Inc.
2.86%(LIBOR03M+70bps), 11/15/21, Callable 11/7/19 @ 100 (a)(c)	2,500,000	2,502,775
4.65%, 11/15/28, Callable 8/15/28 @ 100 (a)	558,000	635,171
Pernod Ricard SA, 4.25%, 7/15/22 (b)	833,000	877,274
		5,002,994
Energy (4.6%):
Continental Resources, 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	801,000	831,863
Ecopetrol SA, 5.88%, 9/18/23 (a)	738,000	821,519
LUKOIL International Finance BV, 6.13%, 11/9/20 (a)(b)	5,185,000	5,394,059
Marathon Petroleum Corp., 3.40%, 12/15/20, Callable 11/15/20 @ 100 (a)	1,850,000	1,872,274
Pioneer Natural Resource Co., 7.50%, 1/15/20 (a)	2,085,000	2,114,168
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100	1,010,000	1,009,950
Valero Energy Corp., 4.00%, 4/1/29, Callable 1/1/29 @ 100 (a)	569,000	605,331
		12,649,164
Financials (7.6%):
Bank of America Corp.
2.25%, 4/21/20, MTN (a)	2,000,000	2,001,900
2.33%(LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a)(c)	1,391,000	1,392,558
4.20%, 8/26/24 (a)	683,000	732,729
Capital One Financial Corp.
2.50%, 5/12/20, Callable 4/12/20 @ 100 (a)	615,000	616,052
3.45%, 4/30/21, Callable 3/30/21 @ 100 (a)	3,500,000	3,564,890
3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	1,019,000	1,054,247
Citigroup, Inc., 4.45%, 9/29/27 (a)	602,000	656,565
Fifth Third Bancorp, 3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	1,190,000	1,253,963
Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 11/7/19 @ 102.69 (a)	637,000	649,957
Marsh & McLennan Cos., Inc., 2.35%, 3/6/20, Callable 2/6/20 @ 100 (a)	420,000	420,155
Morgan Stanley, 4.88%, 11/1/22 (a)	1,004,000	1,077,453
Newcrest Finance Pty Ltd., 4.20%, 10/1/22 (a)(b)	2,214,000	2,313,209
SVB Financial Group, 5.38%, 9/15/20 (a)	2,573,000	2,650,009
ZB NA, 3.50%, 8/27/21 (a)	1,785,000	1,821,878
Zions Bancorp NA, 3.35%, 3/4/22, Callable 2/4/22 @ 100 (a)	1,090,000	1,114,220
		21,319,785
Health Care (5.0%):
Abbott Laboratories, 2.90%, 11/30/21, Callable 10/30/21 @ 100 (a)	1,037,000	1,055,749
AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100 (a)	1,211,000	1,213,446
Amgen, Inc., 2.20%, 5/11/20 (a)	3,301,000	3,300,505
Biogen, Inc., 2.90%, 9/15/20 (a)	3,333,000	3,357,298

Security Description	Principal Amount	Value
Celgene Corp., 2.88%, 2/19/21 (a)	$4,345,000	$4,382,583
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100	560,000	568,988
		13,878,569
Industrials (3.1%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19 (a)	2,319,000	2,334,700
Aercap Holdings NV, 4.63%, 10/30/20 (a)	2,065,000	2,113,693
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100	1,115,000	1,156,266
Fortive Corp., 3.15%, 6/15/26, Callable 3/15/26 @ 100 (a)	280,000	284,217
IDEX Corp., 4.50%, 12/15/20, Callable 9/15/20 @ 100 (a)	2,565,000	2,613,094
Roper Technologies, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100	583,000	585,927
		9,087,897
Information Technology (4.6%):
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (a)	988,000	997,840
FLIR Systems, Inc., 3.13%, 6/15/21, Callable 5/15/21 @ 100 (a)(e)	2,375,000	2,397,278
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100 (a)	747,000	824,367
Lam Research Group, 2.80%, 6/15/21, Callable 5/15/21 @ 100 (a)	3,328,000	3,367,138
NetApp, Inc., 3.38%, 6/15/21, Callable 4/15/21 @ 100 (a)	1,605,000	1,631,964
VMware, Inc., 2.30%, 8/21/20 (a)	3,820,000	3,822,063
		13,040,650
Materials (2.2%):
Anglo American Capital PLC, 4.13%, 4/15/21 (a)(b)	3,525,000	3,598,708
Celanese US Holdings LLC, 4.63%, 11/15/22	855,000	908,044
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (a)	816,000	840,611
Lyondellbasell Industries NV, 6.00%, 11/15/21, Callable 8/17/21 @ 100 (a)	800,000	853,872
		6,201,235
Real Estate (2.4%):
CubeSmart, LP, 4.80%, 7/15/22, Callable 4/15/22 @ 100 (a)	3,470,000	3,668,276
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21 @ 100 (a)	3,130,000	3,168,092
		6,836,368
Utilities (2.9%):
Eversource Energy, 2.50%, 3/15/21, Callable 2/15/21 @ 100 (a)	2,900,000	2,908,960
Exelon Corp.
3.50%, 6/1/22, Callable 5/1/22 @ 100 (a)	2,681,000	2,750,786
3.95%, 6/15/25, Callable 3/15/25 @ 100 (a)	880,000	941,521
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100	1,462,000	1,488,214
		8,089,481
Total Corporate Bonds (Cost $117,770,772)		118,938,403

Residential Mortgage Backed Securities (6.2%)
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 4.45%, 10/25/33, Callable 10/25/19 @ 100(a)(d)	1,719,733	1,719,733
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A8, 4.50%, 12/31/49(a)	13,622	14,940
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 4A1, 4.34%, 11/25/34, Callable 10/25/19 @ 100(a)(d)	1,449,077	1,449,077
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 1/25/20, Callable 10/25/31 @ 100(a)	21,286	17,924

Security Description	Principal Amount	Value
JPMorgan Mortgage Trust, Series 2017-1, Class A5, 3.50%, 1/25/47, Callable 4/25/34 @ 100(a)(b)(d)	$1,823,051	$1,847,022
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 11/25/24 @ 100(a)(b)(d)	2,202,316	2,193,757
JPMorgan Mortgage Trust, Series 2016-3, Class 1A3, 3.50%, 10/25/46, Callable 6/25/32 @ 100(a)(b)(d)	874,047	886,475
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 7/25/27 @ 100(a)(b)(d)	1,463,269	1,483,916
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 10/25/19 @ 100(a)	11,954	11,954
JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 10/25/19 @ 100(a)	44,062	44,062
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 2.98%, 10/25/29, Callable 12/25/22 @ 100(a)(b)(d)	3,790,746	3,823,839
Madison Park Funding Ltd., Series 2007-4A, Class AR, 3.46% (LIBOR03M+120bps), 7/29/30, Callable 10/29/19 @ 100(a)(b)(c)	2,250,000	2,249,914
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1, 2.30% (LIBOR01M+28bps), 11/25/35, Callable 10/25/19 @ 100(a)(c)	70,460	70,457
Residential Funding Mortgage Securities I, Inc., Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 10/25/19 @ 100(a)	15,733	15,733
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A2, 4.97%, 12/25/34, Callable 10/25/19 @ 100(a)(d)	363,865	363,865
Wells Fargo Mortgage Backed Securities Trust, Series 2004-O, Class A1, 4.88%, 8/25/34, Callable 10/25/19 @ 100(a)(d)	552,428	552,428
Wells Fargo Mortgage Backed Securities Trust, Series 2004-M, Class A7, 4.89%, 8/25/34, Callable 10/25/19 @ 100(a)(d)	892,923	892,923
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 10/25/19 @ 100(a)	2,082	2,082
Total Residential Mortgage Backed Securities (Cost $17,710,938)		17,640,101

U.S. Government Mortgage Backed Agencies (13.5%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 8/1/40 (a)	1,106,861	1,219,893
5.50%, 10/25/23 (a)	6,367	6,671
Series 4430, Class NG, 2.50%, 2/15/38 (a)	2,366,954	2,371,093
7.00%, 9/1/38 (a)	5,294	6,476
Series 4320, Class AP, 3.50%, 7/15/39 (a)	1,466,922	1,519,253
Series 3713, Class PA, 2.00%, 2/15/40 - 4/15/44 (a)	8,873,084	8,814,845
Series 4444, Class CH, 3.00%, 1/15/41	2,614,066	2,659,347
Series 4049, Class AB, 2.75%, 12/15/41 (a)	904,101	912,478
		17,510,056
Federal National Mortgage Association
6.00%, 2/1/37 (a)	1,393,770	1,635,180
Series 2013-83, Class CA, 3.50%, 10/25/37 - 3/25/44 (a)	5,786,683	5,882,171
Series 2013-33, Class UD, 2.50%, 4/25/39 (a)	1,805,731	1,818,162
Series 2011-21, Class PA, 4.50%, 5/25/40 (a)	3,899,996	4,041,282
Series 2011-101, Class LA, 3.00%, 10/25/40 (a)	1,561,537	1,581,269
5.00%, 2/1/41 - 10/1/41 (a)	4,041,160	4,442,058
		19,400,122

Security Description	Shares or Principal Amount	Value
Government National Mortgage Association
Series 2018-22, Class JA, 3.00%, 1/20/44 (a)	$1,282,631	$1,296,923
Total U.S. Government Mortgage Backed Agencies (Cost $38,213,431)		38,207,101

U.S. Treasury Obligations (20.4%)
U.S. Treasury Bills
2.10%, 11/14/19 (a)(f)	47,384,000	47,280,804
1.78%, 3/26/20 (f)	10,538,000	10,446,044
Total U.S. Treasury Obligations (Cost $57,704,397)		57,726,848

Collateral for Securities Loaned^ (0.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(g)	270,219	270,219
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(g)	306,856	306,856
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(g)	9,039	9,039
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(g)	171,112	171,112
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(g)	148,609	148,609
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(g)	265,681	265,681
Total Collateral for Securities Loaned (Cost $1,171,516)		1,171,516
Total Investments (Cost $274,262,222) — 97.4%		275,317,011
Other assets in excess of liabilities — 2.6%		7,360,987
NET ASSETS - 100.00%		$282,677,998

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $42,305,211 and amounted to 15.0% of net assets.

(c)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2019.
(d)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2019.

(e)	All or a portion of this security is on loan.
(f)	Rate represents the effective yield at September 30, 2019.
(g)	Rate disclosed is the daily yield on September 30, 2019.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Future	625	12/31/19	$134,981,780	$134,687,500	$(294,280)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(294,280)
	Total net unrealized appreciation(depreciation)				$(294,280)

Centrally Cleared

Credit Default Swap Agreements - Buy Protection(a)

Underlying Instrument	Fixed Deal Pay Rate	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 33	5.00%	12/20/24	Quarterly	3.34%	$13,300,000	$895,342	$883,885	$11,457
						$895,342	$883,885	$11,457

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Portfolios	Schedule of Portfolio Investments
Victory High Yield Fund	September 30, 2019
(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (1.0%)

Communication Services (0.7%):
AMC Networks, Inc., Class A(a)	6,000	$294,960
Cinemark Holdings, Inc.	10,000	386,400
TEGNA, Inc.	33,000	512,490
		1,193,850
Consumer Discretionary (0.3%):
Wynn Resorts Ltd.(b)	4,000	434,880
Total Common Stocks (Cost $1,652,535)		1,628,730

Senior Secured Loans (24.7%)
1011778 BC ULC, 2/17/24, Callable 11/6/19 @ 100(i)	$1,920,549	1,926,310
1199169 BC ULC, 6.10% (LIBOR03M+400bps), 4/6/26, Callable 11/6/19 @ 100(c)	349,650	351,070
Ai Ladder Luxembourg Subco Sarl, 1st Lien Term Loan B, 6.60% (LIBOR03M+450bps), 5/4/25(c)	786,268	719,679
Alphabet Holding Co., Inc., 2nd Lien Term Loan, 9.79% (LIBOR01M+775bps), 8/15/25, Callable 11/6/19 @ 100(c)	1,500,000	1,294,380
Avaya, Inc., 1st Lien Term Loan B, 6.43% (LIBOR02M+425bps), 12/15/24, Callable 11/6/19 @ 100(c)	238,625	226,248
Avaya, Inc., 1st Lien Term Loan B, 6.28% (LIBOR01M+425bps), 12/15/24(c)	400,000	379,252
Bass Pro Group LLC, Term Loan B, 7.04% (LIBOR01M+500bps), 12/16/23, Callable 11/6/19 @ 100(c)	1,977,455	1,901,324
Clear Channel Outdoor Holdings, Inc., 5.54% (LIBOR01M+350bps), 8/7/26(c)	1,750,000	1,753,745
CPM Holdings, Inc., 1st Lien Term Loan, 5.79% (LIBOR01M+375bps), 11/17/25, Callable 11/6/19 @ 100(c)	794,000	781,844
Crown Finance US, Inc., 1st Lien Term Loan B, 4.29% (LIBOR01M+225bps), 2/7/25, Callable 11/6/19 @ 100(c)	2,028,170	2,013,728
Dayco Products LLC, 6.37% (LIBOR03M+425bps), 5/19/24, Callable 11/6/19 @ 100(c)	977,500	874,863
Diamond Sports Group LLC, 5.30% (LIBOR01M+325bps), 8/24/26, Callable 11/6/19 @ 101(c)	2,000,000	2,010,000
Dynasty Acquisition Co., Inc., 6.10% (LIBOR03M+400bps), 4/6/26, Callable 11/6/19 @ 100(c)	650,350	652,990
GTT Communications, Inc., 1st Lien Term Loan B, 4.79% (LIBOR01M+275bps), 5/31/25, Callable 11/6/19 @ 100(c)	882,078	707,383
Hertz Corp., Term Loan B1, 4.80% (LIBOR01M+275bps), 6/30/23, Callable 11/6/19 @ 100(c)(d)	1,964,377	1,964,377
Holley Purchaser, Inc., 1st Lien Term Loan, 7.26% (LIBOR03M+500bps), 10/24/25, Callable 10/26/19 @ 100(c)	992,500	965,206
II-VI Inc., 1st Lien Term Loan, 5.54% (LIBOR01M+350bps), 5/8/26(c)	1,750,000	1,750,000
Leslie’s Poolmart, Inc., Term Loan B, 5.54% (LIBOR01M+350bps), 8/16/23, Callable 11/6/19 @ 100(c)	992,424	942,803
LifeScan Global Corp., 1st Lien Term Loan, 8.66% (LIBOR06M+600bps), 6/19/24, Callable 11/6/19 @ 100(c)(d)	1,947,500	1,751,543

Security Description	Principal Amount	Value
Navistar, Inc., 1st Lien Term Loan B, 5.53% (LIBOR01M+350bps), 11/2/24, Callable 11/6/19 @ 100(c)	$1,982,468	$1,970,692
Nexstar Broadcasting, Inc., 1st Lien Term Loan, 4.81% (LIBOR01M+275bps), 6/20/26(c)	1,750,000	1,757,105
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan, 10.86% (LIBOR03M+875bps), 7/1/24, Callable 11/6/19 @ 100(c)	500,000	500,000
Radiate Holdco LLC, 5.04% (LIBOR01M+300bps), 2/1/24, Callable 11/6/19 @ 100(c)	982,368	977,898
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 4.79% (LIBOR01M+275bps), 2/5/23, Callable 11/6/19 @ 100(c)	1,787,634	1,789,868
SIWF Holdings, Inc., 10.55% (LIBOR01M+850bps), 5/26/26(c)	1,000,000	942,500
Specialty Building Products Holdings LLC, 1st Lien Term Loan, 7.79% (LIBOR01M+575bps), 10/1/25, Callable 11/6/19 @ 100(c)	995,000	994,383
Sprint Communications, Inc., 1st Lien Term Loan B, 4.56% (LIBOR01M+250bps), 2/2/24, Callable 11/6/19 @ 100(c)(d)	1,984,849	1,969,346
Stars Group Holdings BV, 5.60% (LIBOR03M+350bps), 6/27/25, Callable 11/6/19 @ 100(c)	889,598	892,934
Station Casinos LLC, Term Loan B, 4.55% (LIBOR01M+250bps), 6/8/23, Callable 11/6/19 @ 100(c)	992,240	995,485
Team Health Holdings, Inc., 2/6/24, Callable 11/6/19 @ 100(d)(i)	1,500,000	1,231,245
Tenneco, Inc., 5.04% (LIBOR01M+300bps), 10/1/25(c)(d)	1,000,000	937,500
Tenneco, Inc., 1st Lien Term Loan B, 5.04% (LIBOR01M+300bps), 6/18/25, Callable 11/6/19 @ 100(c)	992,500	930,469
Univision Communications, 1st Lien Term Loan C5, 4.79% (LIBOR01M+275bps), 3/15/24, Callable 11/6/19 @ 100(c)	1,972,594	1,915,468
UTZ Quality Foods LLC, 2nd Lien Term Loan, 9.29% (LIBOR01M+725bps), 11/21/25, Callable 11/6/19 @ 101(c)	700,000	693,000
Total Senior Secured Loans (Cost $40,992,738)		41,464,638

Corporate Bonds (71.7%)

Communication Services (11.6%):
AMC Entertainment Holdings, Inc., 6.13%, 5/15/27, Callable 5/15/22 @ 103.06 (b)	2,000,000	1,818,620
AMC Networks, Inc., 4.75%, 8/1/25, Callable 8/1/21 @ 102.38	2,000,000	2,064,260
Cablevision Systems Corp., 5.88%, 9/15/22	2,000,000	2,159,199
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28, Callable 8/1/22 @ 102.5 (e)	2,000,000	2,069,420
Consolidated Communications, Inc., 6.50%, 10/1/22, Callable 11/7/19 @ 101.63 (b)	1,575,000	1,459,238
Hughes Satellite Systems Corp., 6.63%, 8/1/26 (b)	1,750,000	1,903,335
Meredith Corp., 6.88%, 2/1/26, Callable 2/1/21 @ 103.44	2,000,000	2,037,180
Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75 (e)(f)	2,000,000	2,134,900
Telesat Canada/Telesat LLC, 6.50%, 10/15/27, Callable 10/15/22 @ 103.25 (d)(e)	1,800,000	1,831,536
T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	2,000,000	2,095,680
		19,573,368
Consumer Discretionary (11.0%):
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94 (b)	2,000,000	1,940,140
Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	2,000,000	2,121,580
Eldorado Resorts, Inc., 6.00%, 9/15/26, Callable 9/15/21 @ 104.5	1,750,000	1,921,045

Security Description	Principal Amount	Value
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (e)	$1,400,000	$1,460,452
Installed Building Products, Inc., 5.75%, 2/1/28, Callable 2/1/23 @ 102.88 (e)	1,200,000	1,235,976
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	2,000,000	2,191,539
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (e)	1,750,000	1,772,120
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (e)	1,750,000	1,856,575
The Enterprise Development Authority, 12.00%, 7/15/24, Callable 7/15/21 @ 109 (e)	1,200,000	1,313,340
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/1/29, Callable 7/1/29 @ 100 (b)(e)	1,350,000	1,414,638
Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	1,000,000	950,010
		18,177,415
Consumer Staples (6.8%):
Albertsons Cos. LLC, 5.75%, 3/15/25, Callable 11/7/19 @ 104.31	2,000,000	2,063,500
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 2/15/28, Callable 8/15/22 @ 104.41 (b)(e)	875,000	927,483
B&G Foods, Inc., 5.25%, 4/1/25, Callable 4/1/20 @ 103.94 (b)	1,750,000	1,792,193
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13 (e)(f)	1,750,000	1,816,098
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 6/15/20 @ 103.63 (e)	1,750,000	1,654,065
Post Holdings, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5 (e)	1,750,000	1,816,027
Simmons Foods, Inc., 7.75%, 1/15/24, Callable 1/15/21 @ 103.88 (b)(e)	1,250,000	1,359,688
		11,429,054
Energy (0.6%):
Citgo Holding, Inc., 9.25%, 8/1/24, Callable 8/1/21 @ 104.63 (e)	875,000	929,066

Financials (9.3%):
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 2/15/24, Callable 2/15/21 @ 104.06 (e)	1,875,000	2,019,975
Capitol Investment Merger Sub 2 LLC, 10.00%, 8/1/24, Callable 8/1/21 @ 105 (e)	1,750,000	1,818,268
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26, Callable 5/1/21 @ 104 (e)(f)	1,000,000	1,062,280
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23, Callable 2/15/20 @ 107.25 (e)	1,000,000	1,058,800
Eagle Holding Co. II LLC, 7.75%, 5/15/22, Callable 11/7/19 @ 101 (e)(g)	1,750,000	1,765,855
Gray Escrow, Inc., 7.00%, 5/15/27, Callable 5/15/22 @ 105.25 (e)	2,000,000	2,196,120
Intelsat Jackson Holdings SA, 5.50%, 8/1/23, Callable 11/7/19 @ 101.83	2,000,000	1,870,200
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (e)	1,750,000	1,781,500
Resideo Funding, Inc., 6.13%, 11/1/26, Callable 11/1/21 @ 104.59 (e)	2,000,000	2,114,499
		15,687,497
Health Care (11.4%):
Air Medical Group Holdings, Inc., 6.38%, 5/15/23, Callable 11/7/19 @ 101.59 (b)(e)	1,750,000	1,528,503
Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75 (e)(f)	1,000,000	1,125,670
Bausch Health Cos., Inc., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06 (e)	2,000,000	2,075,240
BCPE Cycle Merger Sub II, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31 (e)	1,500,000	1,456,725
Endo Finance LLC, 6.00%, 2/1/25, Callable 2/1/20 @ 103 (e)	2,000,000	1,175,340
HCA, Inc., 5.38%, 2/1/25	2,000,000	2,183,379
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 11/7/19 @ 100 (e)(f)	1,750,000	1,711,203
Regional Care Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26, Callable 12/1/21 @ 104.88 (e)	2,000,000	2,142,600

Security Description	Shares or Principal Amount	Value
Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 4/15/22 @ 105 (e)	$1,750,000	$1,775,515
Tenet Healthcare Corp., 6.75%, 6/15/23 (b)(d)	2,000,000	2,101,820
Verscend Escrow Corp., 9.75%, 8/15/26, Callable 8/15/21 @ 104.88 (e)	1,750,000	1,865,273
		19,141,268
Industrials (15.7%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 11/7/19 @ 103.69 (e)	1,750,000	1,491,910
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 2/15/20 @ 105 (b)(f)	1,750,000	1,745,555
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 11/7/19 @ 102 (e)	1,750,000	1,556,993
Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5 (b)(e)	2,000,000	2,082,300
Beacon Escrow Corp., 4.88%, 11/1/25, Callable 11/1/20 @ 102.44 (b)(e)	1,530,000	1,500,395
Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (e)	2,000,000	1,988,680
Covanta Holding Corp., 5.88%, 7/1/25, Callable 7/1/20 @ 104.41	1,000,000	1,042,330
Nielsen Finance LLC /Nielsen Finance Co., 5.00%, 4/15/22, Callable 11/7/19 @ 101.25 (e)	2,000,000	2,010,460
Pisces Midco, Inc., 8.00%, 4/15/26, Callable 4/15/21 @ 104 (b)(e)	1,750,000	1,722,980
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (b)(e)(f)	1,750,000	1,784,948
TransDigm, Inc., 6.50%, 7/15/24, Callable 11/7/19 @ 103.25	2,000,000	2,063,620
Triumph Group, Inc.
4.88%, 4/1/21, Callable 10/24/19 @ 100	1,750,000	1,751,330
6.25%, 9/15/24, Callable 9/15/20 @ 103.13 (e)	1,350,000	1,403,892
United Rentals, Inc., 6.50%, 12/15/26, Callable 12/15/21 @ 103.25 (b)	2,000,000	2,180,639
XPO Logistics, Inc., 6.75%, 8/15/24, Callable 8/15/21 @ 103.38 (e)	2,000,000	2,172,380
		26,498,412
Materials (5.3%):
Ardagh Packaging Finance PLC/Holdings USA, Inc., 6.00%, 2/15/25, Callable 2/15/20 @ 104.5 (e)	2,000,000	2,090,440
Greif, Inc., 6.50%, 3/1/27, Callable 3/1/22 @ 103.25 (b)(e)	2,000,000	2,120,800
Intertape Polymer Group, Inc., 7.00%, 10/15/26, Callable 10/15/21 @ 103.5 (e)	1,330,000	1,388,254
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 10/15/20 @ 103.13 (b)(e)	1,990,000	1,661,769
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 4/15/21 @ 103.88 (b)(f)	1,750,000	1,640,520
		8,901,783
Total Corporate Bonds (Cost $117,831,902)		120,337,863

Collateral for Securities Loaned^ (15.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(h)	5,894,667	5,894,667
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(h)	6,693,870	6,693,870
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(h)	197,184	197,184
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(h)	3,732,693	3,732,693
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(h)	3,241,804	3,241,804

Security Description	Shares or Principal Amount	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(h)	5,795,673	$5,795,673
Total Collateral for Securities Loaned (Cost $25,555,891)		25,555,891
Total Investments (Cost $186,033,066) — 112.6%		188,987,122
Liabilities in excess of other assets — (12.6)%		(21,179,256)
NET ASSETS - 100.00%		$167,807,866

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2019.
(d)	Security purchased on a when-issued basis.
(e)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $77,240,951 and amounted to 46.0% of net assets.

(f)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(g)	All of the coupon is PIK.
(h)	Rate disclosed is the daily yield on September 30, 2019.
(i)

The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security
LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
PIK—Payment-in-Kind
PLC—Public Limited Company
ULC—Unlimited Liability Co.

Victory Portfolios	Schedule of Portfolio Investments
Victory Tax-Exempt Fund	September 30, 2019
(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (100.0%)

California (8.7%):
California Educational Facilities Authority Revenue Bonds, 5.00%, 5/1/49	$1,500,000	$2,322,675
Gilroy Unified School District General Obligation Bonds, 4.00%, 8/1/48, Continuously Callable @100	1,750,000	1,952,808
Golden State Tobacco Securitization Corp. Revenue Bonds, Series A2, 5.00%, 6/1/47, Continuously Callable @100	1,500,000	1,534,035
		5,809,518
Connecticut (3.6%):
Connecticut Health and Educational Facilities Authority Revenue Bonds, Series 2016 CT, 5.00%, 12/1/41, Continuously Callable @100	2,000,000	2,356,640

Florida (4.6%):
County of Broward Revenue Bonds, Series B, 1.85%, 12/1/48, Continuously Callable @100	700,000	700,000
Miami-Dade County Public Facilities Revenue & Revenue Refunding Bonds, Series 2015 A, 5.00%, 6/1/33, Continuously Callable @100	2,000,000	2,335,440
		3,035,440
Guam (1.8%):
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100	1,000,000	1,167,450

Illinois (24.5%):
Chicago Board of Education Dedicated Capital Improvement, 6.00%, 4/1/46, Continuously Callable @100(a)	2,275,000	2,742,080
Chicago General Obligation Refunding Bonds
Series A, 5.75%, 1/1/33, Continuously Callable @100	2,000,000	2,372,700
Series A, 6.00%, 1/1/38, Continuously Callable @100	1,000,000	1,195,620
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series 2014, 5.00%, 12/1/44, AGC, Continuously Callable @100	2,450,000	2,772,493
City of Chicago General Obligation Bonds, Series A, 5.50%, 1/1/49, Continuously Callable @100	1,000,000	1,165,660
City of Chicago Wastewater Transmission Revenue Bonds
Series A, 5.00%, 1/1/47, Continuously Callable @100	1,000,000	1,130,520
Series C, 5.00%, 1/1/34, Continuously Callable @100	1,000,000	1,123,920
Illinois General Obligation Bonds, Series 2013, 5.50%, 7/1/27, Continuously Callable @100	2,000,000	2,202,340
Sales Tax Securitization Corp., Series 2018 C, 5.00%, 1/1/43, Continuously Callable @100	1,500,000	1,745,730
		16,451,063
Kansas (2.3%):
Kansas Development Finance Authority Hospital Revenue Bonds
5.50%, 11/15/29, Pre-refunded 11/15/19 @ 100	35,000	35,170
5.50%, 11/15/29, Continuously Callable @100	1,465,000	1,472,091
		1,507,261
Massachusetts (1.8%):
University of Massachusetts Building Authority Project Revenue Bonds, Series 2014 1, 5.00%, 11/1/39, Continuously Callable @100	1,000,000	1,160,670

Missouri (1.8%):
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, 4.25%, 12/1/42, Continuously Callable @100(b)	1,150,000	1,201,382

Security Description	Principal Amount	Value
New Jersey (12.5%):
New Jersey Economic Development Authority Biomedical Research Facilities Bonds, Series 2016 A, 5.00%, 7/15/29, Continuously Callable @100(a)	$885,000	$1,023,432
New Jersey Economic Development Authority School Facilities Construction Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @100(a)	3,000,000	3,417,569
New Jersey Transportation Trust Fund Authority Revenue Bonds
5.00%, 6/15/28, Continuously Callable @100	1,000,000	1,177,000
Series BB, 3.50%, 6/15/46, Continuously Callable @100(c)	1,000,000	964,350
Tobacco Settlement Financing Corp., Revenue Bonds, Series 2018 A, 5.00%, 6/1/46, Continuously Callable @100	1,500,000	1,696,035
		8,278,386
New York (14.1%):
Metropolitan Transportation Authority Dedicated Tax Green Fund Bonds, Series 2016 B1, 5.00%, 11/15/56, Continuously Callable @100	1,545,000	1,841,254
New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, 5.75%, 6/1/43, Continuously Callable @100	200,000	200,550
New York Utility Debt Securitization Authority Restructuring Bonds, Series 2013 TE, 5.00%, 12/15/41, Continuously Callable @100	1,500,000	1,707,495
Port Authority of New York & New Jersey Consolidated Bonds
5.00%, 10/1/30, Continuously Callable @100	2,000,000	2,170,380
5.00%, 12/1/32, Continuously Callable @100	1,000,000	1,133,060
TSASC, Inc. Revenue Bonds, Series A, 5.00%, 6/1/41, Continuously Callable @100	2,000,000	2,234,060
		9,286,799
North Carolina (3.0%):
City of Charlotte, 4.00%, 6/1/49, Continuously Callable @100	1,770,000	1,981,515

Ohio (2.5%):
Logan Elm Local School District General Obligation Bonds, 4.00%, 11/1/55, Continuously Callable @100	1,500,000	1,644,285

Oregon (0.3%):
Oregon State Lottery Revenue Bonds, Series A, 5.25%, 4/1/30, Continuously Callable @100	205,000	216,841

Pennsylvania (3.7%):
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010 E, 5.00%, 5/15/31, Continuously Callable @100	1,000,000	1,021,750
Philadelphia School District General Obligation Bonds, Series A, 5.00%, 9/1/38, Continuously Callable @100	1,200,000	1,454,568
		2,476,318
Texas (7.3%):
Canadian River Municipal Water Authority, Subordinate Lien Contract Revenue Bonds, Series 2011, 5.00%, 2/15/26, Continuously Callable @100	1,000,000	1,047,620
Fort Worth International Airport Joint Revenue Bonds, Series A, 5.00%, 11/1/38, Pre-refunded 11/1/20 @ 100	1,000,000	1,036,720
New Hope Cultural Education Facilities Finance Corp. Revenue, 5.00%, 7/1/47, Continuously Callable @102	500,000	534,525
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Series 2009, 6.88%, 12/31/39, Continuously Callable @100(a)	2,130,000	2,158,755
		4,777,620
Utah (1.7%):
Utah Infrastructure Agency Revenue Bonds, Series A, 5.00%, 10/15/40, Continuously Callable @100	1,000,000	1,110,520

Security Description	Principal Amount	Value
Washington (4.1%):
Richland Electric Utility Revenue Bonds, 5.00%, 11/1/41, Continuously Callable @100	$2,370,000	$2,766,785

Wisconsin (1.7%):
Ashwaubenon Community Development Authority, Brown County Expo Center Project Revenue Bonds, 3.00%, 6/1/44, Continuously Callable @100	1,100,000	1,113,596
Total Municipal Bonds (Cost $61,589,675)		66,342,089
Total Investments (Cost $61,589,675) — 100.0%		66,342,089
Liabilities in excess of other assets — 0.0%		(26,825)
NET ASSETS - 100.00%		$66,315,264

(a)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $1,201,382 and amounted to 1.8% of net assets.

(c)	Security purchased on a when-issued basis.

Victory Portfolios	Schedule of Portfolio Investments
Victory High Income Municipal Bond Fund	September 30, 2019
(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (100.0%)

California (5.8%):
California Educational Facilities Authority Revenue Bonds, 5.00%, 5/1/49	$1,000,000	$1,548,450
Golden State Tobacco Securitization Corp. Revenue Bonds, Series A2, 5.00%, 6/1/47, Continuously Callable @100	1,000,000	1,022,690
		2,571,140
Colorado (4.6%):
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Series 2010, 6.00%, 1/15/34, Continuously Callable @100(a)	2,000,000	2,038,019

Delaware (3.5%):
The Delaware Municipal Electric Corp. Revenue Bonds, 5.00%, 10/1/44, Continuously Callable @100	1,290,000	1,550,606

District of Columbia (2.3%):
District of Columbia Tobacco Settlement Financing Corp., 6.50%, 5/15/33(b)	915,000	1,024,095

Florida (17.6%):
County of Broward Revenue Bonds, Series B, 1.85%, 12/1/48, Continuously Callable @100	1,310,000	1,310,000
Osceola County Expressway System Revenue Bonds, Poinciana Parkway Project, Series 2014 A, 5.38%, 10/1/47, Continuously Callable @100	1,000,000	1,083,780
Sumter County Village Community Development District No. 10 Special Assessment Revenue Bonds, Series 2014, 5.75%, 5/1/31, Continuously Callable @100	1,330,000	1,525,138
Sumter County Village Community Development District No. 8 Special Assessment Refunding Revenue Bonds, Series 2010, 6.13%, 5/1/39, Continuously Callable @100	1,865,000	1,905,582
Sumter County Village Community Development District No. 8 Special Assessment Revenue Bonds, Series 2010, 6.13%, 5/1/40, Continuously Callable @100	1,940,000	1,981,846
		7,806,346
Illinois (20.0%):
Chicago Board of Education Dedicated Capital Improvement, 6.00%, 4/1/46, Continuously Callable @100(b)	1,500,000	1,807,965
Chicago General Obligation Refunding Bonds
Series 2015 C, 5.00%, 1/1/38, Continuously Callable @100	1,000,000	1,109,540
Series A, 6.00%, 1/1/38, Continuously Callable @100	1,000,000	1,195,620
City of Chicago General Obligation Bonds, Series A, 5.50%, 1/1/49, Continuously Callable @100	1,000,000	1,165,660
Illinois General Obligation Bonds
Series June 2013, 5.50%, 7/1/25, Continuously Callable @100	1,000,000	1,105,110
Series June 2013, 5.50%, 7/1/33, Continuously Callable @100	1,000,000	1,094,720
Series June 2013, 5.50%, 7/1/38, Continuously Callable @100	1,250,000	1,362,863
		8,841,478
Massachusetts (2.9%):
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue J
Series 2011, 5.63%, 7/1/28, Continuously Callable @100(b)	350,000	370,272
Series 2011, 5.63%, 7/1/29, Continuously Callable @100(b)	705,000	745,679
Series 2011, 5.63%, 7/1/33, Continuously Callable @100(b)	175,000	184,972
		1,300,923
Mississippi (2.7%):
Mississippi Development Bank Revenue Bonds, 5.00%, 3/1/48, Continuously Callable @100	1,000,000	1,211,690

Security Description	Principal Amount	Value
Missouri (1.2%):
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, 4.25%, 12/1/42, Continuously Callable @100(c)	$500,000	$522,340

New Jersey (11.4%):
New Jersey Economic Development Authority School Facilities Construction Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @100(b)	1,000,000	1,139,190
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Revenue Bonds, Series A, 5.00%, 7/1/33, Continuously Callable @100	500,000	575,985
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.75%, 12/1/28, Continuously Callable @100	630,000	665,784
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series BB, 3.50%, 6/15/46, Continuously Callable @100(d)	1,000,000	964,350
Tobacco Settlement Financing Corp., Revenue Bonds, Series 2018 A, 5.00%, 6/1/46, Continuously Callable @100	1,500,000	1,696,035
		5,041,344
North Dakota (2.4%):
Grand Forks, North Dakota Senior Housing and Nursing Facility Revenue Bonds, 5.00%, 12/1/36, Continuously Callable @100	1,000,000	1,053,370

Ohio (2.4%):
Logan Elm Local School District General Obligation Bonds, 4.00%, 11/1/55, Continuously Callable @100	975,000	1,068,785

Oklahoma (2.8%):
Oklahoma Development Finance Authority Continuing Care Retirement Community Revenue Refunding Bonds, Series 2012, 6.00%, 1/1/32, Continuously Callable @100(a)(e)	1,885,000	1,227,635

Oregon (1.3%):
Clackamas County Hospital Facility Authority Revenue Bonds, Series A, 5.00%, 11/15/52, Continuously Callable @102	500,000	558,410

South Carolina (4.0%):
Lancaster County, Walnut Creek Improvement District Assessment Refunding Revenue Bonds, Series 2016 A-1, 5.00%, 12/1/37, Continuously Callable @100	1,675,000	1,773,272

South Dakota (1.8%):
Oglala Sioux Tribe, 5.00%, 10/1/22, Callable 11/7/19 @ 100(c)	800,000	801,056

Texas (4.7%):
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds, 5.00%, 7/1/47, Continuously Callable @102	1,000,000	911,760
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, NTE Mobility Partners Segments 3 LLC - Segments 3A & 3B Facility, Series 2013, 7.00%, 12/31/38, Continuously Callable @100	1,000,000	1,169,720
		2,081,480
Utah (4.3%):
Utah Charter School Finance Authority Revenue Bonds, 5.00%, 4/15/37, Continuously Callable @100	500,000	582,345
Utah Infrastructure Agency Revevnue Bonds, Series A, 5.38%, 10/15/40, Continuously Callable @100	1,150,000	1,321,074
		1,903,419
West Virginia (2.5%):
The Country Commission of Monongalia Country, WV Special District Excise Tax Revenue, Refunding and Improvement Bonds, Series 2017 A, 5.75%, 6/1/43, Continuously Callable @100(c)	1,000,000	1,106,600

Security Description	Principal Amount	Value
Wisconsin (1.8%):
Ashwaubenon Community Development Authority, Brown County Expo Center Project Revenue Bonds, 3.00%, 6/1/44, Continuously Callable @100	$800,000	$809,888
Total Municipal Bonds (Cost $42,339,780)		44,291,896
Total Investments (Cost $42,339,780) — 100.0%		44,291,896
Other assets in excess of liabilities — 0.0%		9,583
NET ASSETS - 100.00%		$44,301,479

(a)	Defaulted security.
(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $2,429,996 and amounted to 5.5% of net assets.

(d)	Security purchased on a when-issued basis.
(e)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, illiquid securities were 2.8% of the Fund’s net assets.

LLC—Limited Liability Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Floating Rate Fund	September 30, 2019
(Unaudited)

Security Description	Principal Amount	Value
Senior Secured Loans (86.2%)
1199169 BC ULC, 6.10% (LIBOR03M+400bps), 4/6/26, Callable 11/6/19 @ 100(a)	$1,958,042	$1,965,992
Acrisure LLC, 1st Lien Term Loan B, 6.35% (LIBOR03M+425bps), 11/22/23, Callable 11/6/19 @ 100(a)	6,813,862	6,771,275
Ai Ladder Luxembourg Subco Sarl, 1st Lien Term Loan B, 6.60% (LIBOR03M+450bps), 5/4/25(a)	5,897,007	5,397,590
Air Medical Group Holdings, Inc., 6.29% (LIBOR01M+425bps), 3/14/25, Callable 11/6/19 @ 100(a)	4,974,684	4,649,240
Air Methods Corp, 5.60% (LIBOR03M+350bps), 4/21/24(a)	3,979,644	3,216,547
Aldevron LLC, 9/20/26(e)	6,200,000	6,215,500
Alphabet Holding Co., Inc., 1st Lien Term Loan, 5.54% (LIBOR01M+350bps), 8/15/24, Callable 11/6/19 @ 100(a)	5,488,000	5,069,540
Alphabet Holding Co., Inc., 2nd Lien Term Loan, 9.79% (LIBOR01M+775bps), 8/15/25, Callable 11/6/19 @ 100(a)	4,950,000	4,271,454
American Axle & Manufacturing, Inc., 1st Lien Term Loan B, 4.53% (LIBOR03M+225bps), 4/6/24, Callable 11/6/19 @ 100(a)	1,319,089	1,290,122
American Axle & Manufacturing, Inc., 1st Lien Term Loan B, 4.27% (LIBOR01M+225bps), 4/6/24(a)	5,305,538	5,189,029
American Renal Holdings, Inc., 7.54% (LIBOR01M+550bps), 6/15/24, Callable 11/6/19 @ 100(a)	5,053,228	4,911,132
Amneal Pharmaceuticals LLC, 1st Lien Term Loan B, 5.56% (LIBOR01M+350bps), 3/23/25, Callable 11/6/19 @ 100(a)	7,898,151	6,713,428
AmWINS Group, Inc., 1/25/24, Callable 11/6/19 @ 100(e)	7,779,967	7,777,555
Apex Tool Group LLC, 7.54% (LIBOR01M+550bps), 8/19/24, Callable 11/6/19 @ 101(a)	3,975,000	3,859,049
AppLovin Corp., 1st Lien Term Loan B, 5.79% (LIBOR01M+375bps), 8/15/25(a)	5,955,000	5,950,057
Asurion LLC, 1st Lien Term Loan B7, 5.04% (LIBOR01M+300bps), 11/4/24, Callable 11/6/19 @ 100(a)	6,912,500	6,933,652
Avaya, Inc., 1st Lien Term Loan B, 6.28% (LIBOR01M+425bps), 12/15/24(a)	4,615,385	4,375,985
Avaya, Inc., 1st Lien Term Loan B, 6.43% (LIBOR02M+425bps), 12/15/24, Callable 11/6/19 @ 100(a)	2,753,365	2,610,548
Bass Pro Group LLC, Term Loan B, 7.04% (LIBOR01M+500bps), 12/16/23, Callable 11/6/19 @ 100(a)	9,329,798	8,970,600
Blount International, Inc., 1st Lien Term Loan B, 5.95% (LIBOR06M+375bps), 4/12/23, Callable 11/6/19 @ 100(a)	5,910,338	5,910,278
Boyd Gaming Corp., 4.17% (LIBOR01W+225bps), 9/15/23, Callable 11/6/19 @ 100(a)	2,130,864	2,135,957
Brand Energy & Infrastructure Services, Inc., 1st Lien Term Loan, 6/21/24, Callable 11/6/19 @ 100(e)	4,123,673	4,020,581
Brand Energy & Infrastructure Services, Inc., 1st Lien Term Loan, 6.52% (LIBOR03M+425bps), 6/21/24(a)	4,673,827	4,556,982
Builders FirstSource, Inc., 5.04% (LIBOR01M+300bps), 2/29/24, Callable 11/6/19 @ 100(a)	2,617,917	2,623,624
BW NHHC Holdco, Inc., 7.05% (LIBOR01M+500bps), 5/16/25(a)(b)(f)	4,937,500	4,098,125
BW NHHC Holdco, Inc., 11.05% (LIBOR01M+900bps), 5/15/26, Callable 11/6/19 @ 101(a)	3,000,000	2,550,000
Chassix, Inc., 7.69% (LIBOR03M+550bps), 11/10/23, Callable 11/6/19 @ 101(a)	1,913,853	1,827,729

Security Description	Principal Amount	Value
Chassix, Inc., 8.06% (LIBOR01M+550bps), 11/10/23(a)	$2,001,299	$1,911,240
CIBT Solutions, Inc., 1st Lien Term Loan, 5.85% (LIBOR03M+375bps), 6/1/24, Callable 11/6/19 @ 100(a)	3,870,102	3,734,648
CITGO Holdings, Inc., 9.04% (LIBOR01M+700bps), 8/1/23(a)	5,688,000	5,787,540
Clear Channel Outdoor Holdings, Inc., 5.54% (LIBOR01M+350bps), 8/7/26(a)	5,000,000	5,010,700
Cole-Parmer, 5.54% (LIBOR06M+350bps), 3/21/24, Callable 11/6/19 @ 100(a)	6,825,026	6,816,494
Concrete Pumping Holdings, Inc., 8.09% (LIBOR02M+600bps), 11/14/25, Callable 11/6/19 @ 101(a)	5,850,000	5,740,312
Consolidated Communications, Inc., 1st Lien Term Loan B, 5.04% (LIBOR01M+300bps), 10/5/23, Callable 11/6/19 @ 100(a)	4,911,847	4,713,065
CPM Holdings, Inc., 1st Lien Term Loan, 5.79% (LIBOR01M+375bps), 11/17/25, Callable 11/6/19 @ 100(a)	2,977,500	2,931,914
CPM Holdings, Inc., 2nd Lien Term Loan, 10.29% (LIBOR01M+825bps), 11/16/26, Callable 11/6/19 @ 102(a)	2,000,000	1,973,340
Crown Finance US, Inc., 1st Lien Term Loan B, 4.29% (LIBOR01M+225bps), 2/7/25, Callable 11/6/19 @ 100(a)	4,774,106	4,740,114
Dawn Acquisition LLC, 1st Lien Term Loan B, 5.85% (LIBOR03M+375bps), 10/25/25, Callable 11/6/19 @ 100(a)	3,473,750	3,265,325
Dayco Products LLC, 6.37% (LIBOR03M+425bps), 5/19/24, Callable 11/6/19 @ 100(a)	7,820,000	6,998,900
Diamond Sports Group LLC, 5.30% (LIBOR01M+325bps), 8/24/26, Callable 11/6/19 @ 101(a)	7,000,000	7,035,001
Dole Food Co., Inc., 3/24/24, Callable 11/6/19 @ 100(e)	6,040,000	5,955,863
Dynasty Acquisition Co., Inc., 6.10% (LIBOR03M+400bps), 4/6/26, Callable 11/6/19 @ 100(a)	3,641,958	3,656,744
Eldorado Resorts, Inc., 4.31% (LIBOR01M+225bps), 3/16/24, Callable 11/6/19 @ 100(a)	3,956,070	3,947,841
Emerald TopCo, Inc., 5.54% (LIBOR01M+350bps), 7/25/26, Callable 11/6/19 @ 101(a)	5,000,000	4,983,350
Endo International PLC, 1st Lien Term Loan B, 4/29/24, Callable 11/6/19 @ 100(e)	4,961,929	4,507,615
Engineered Machinery Holdings, Inc., 1st Lien Term Loan, 5.35% (LIBOR03M+325bps), 7/19/24, Callable 11/6/19 @ 100(a)	3,791,155	3,713,740
Forterra Finance LLC, 1st Lien Term Loan, 5.04% (LIBOR01M+300bps), 10/25/23, Callable 11/6/19 @ 100(a)	5,938,565	5,608,737
Gates Global LLC, 1st Lien Term Loan B2, 4.79% (LIBOR01M+275bps), 3/31/24, Callable 11/6/19 @ 100(a)	7,449,698	7,325,289
Gentiva Health Services, Inc., 1st Lien Term Loan, 5.81% (LIBOR01M+375bps), 7/2/25, Callable 11/6/19 @ 100(a)	5,835,490	5,864,668
Greenway Health LLC, 5.85% (LIBOR03M+375bps), 2/16/24, Callable 11/6/19 @ 100(a)	5,865,000	5,141,670
GTT Communications, Inc., 1st Lien Term Loan B, 4.79% (LIBOR01M+275bps), 5/31/25, Callable 11/6/19 @ 100(a)	5,905,051	4,735,555
Gulf Finance LLC, 1st Lien Term Loan B, 7.36% (LIBOR01M+525bps), 8/25/23, Callable 11/6/19 @ 100(a)	4,045,420	3,056,841
Hertz Corp., Term Loan B1, 4.80% (LIBOR01M+275bps), 6/30/23, Callable 11/6/19 @ 100(a)(b)(f)	7,618,127	7,618,127
Holley Purchaser, Inc., 1st Lien Term Loan, 7.26% (LIBOR03M+500bps), 10/24/25, Callable 10/26/19 @ 100(a)	4,367,000	4,246,908

Security Description	Principal Amount	Value
Hub International, Ltd., 1st Lien Term Loan B, 5.27% (LIBOR03M+300bps), 4/25/25, Callable 11/6/19 @ 100(a)	$7,406,250	$7,314,708
II-VI Inc., 1st Lien Term Loan, 5.54% (LIBOR01M+350bps), 5/8/26(a)	5,000,000	5,000,000
Infor(US), Inc., 1st Lien Term Loan B6, 4.85% (LIBOR03M+275bps), 2/1/22, Callable 11/6/19 @ 100(a)	8,493,104	8,499,729
Intelsat Jackson Holdings SA, 1st Lien Term Loan B3, 5.80% (LIBOR01M+375bps), 11/27/23, Callable 11/6/19 @ 100(a)	10,000,000	10,021,900
Janus International Group LLC, 1st Lien Term Loan, 5.79% (LIBOR01M+375bps), 2/9/25, Callable 11/6/19 @ 100(a)	5,962,500	5,902,875
Kindred Healthcare LLC, 1st Lien Term Loan B, 7.06% (LIBOR01M+500bps), 7/2/25, Callable 11/6/19 @ 100(a)	5,940,000	5,940,000
Leslie’s Poolmart, Inc., Term Loan B, 5.54% (LIBOR01M+350bps), 8/16/23, Callable 11/6/19 @ 100(a)	6,667,735	6,334,349
LifeScan Global Corp., 1st Lien Term Loan, 8.66% (LIBOR06M+600bps), 6/19/24, Callable 11/6/19 @ 100(a)(b)(f)	3,411,000	3,067,785
LifeScan Global Corp., 2nd Lien Term Loan, 12.16% (LIBOR06M+950bps), 6/19/25, Callable 11/6/19 @ 102(a)	2,250,000	1,950,008
Navicure, Inc., 1st Lien Term Loan, 5.79% (LIBOR01M+375bps), 11/1/24, Callable 11/6/19 @ 100(a)	3,930,000	3,923,869
Navicure, Inc., 2nd Lien Term Loan, 9.54% (LIBOR01M+750bps), 11/1/25, Callable 11/1/19 @ 100(a)	2,500,000	2,500,000
Navistar, Inc., 1st Lien Term Loan B, 5.53% (LIBOR01M+350bps), 11/2/24, Callable 11/6/19 @ 100(a)	7,387,500	7,343,619
NCI Building Systems, Inc., 1st Lien Term Loan B, 5.79% (LIBOR01M+375bps), 4/14/25, Callable 11/6/19 @ 100(a)	7,909,900	7,731,927
Ortho-Clinical Diagnostics SA, 1st Lien Term Loan B, 5.56% (LIBOR03M+325bps), 5/22/25, Callable 11/6/19 @ 100(a)	3,677,426	3,551,475
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan, 10.86% (LIBOR03M+875bps), 7/1/24, Callable 11/6/19 @ 100(a)	4,250,000	4,250,000
Panther BF Aggregator 2 LP, 5.54% (LIBOR01M+350bps), 4/30/26, Callable 11/6/19 @ 101(a)	7,000,000	6,925,659
Pluto Acquisition I, Inc., 7.28% (LIBOR03M+500bps), 6/18/26, Callable 11/6/19 @ 101(a)	5,500,000	5,403,750
Precyse Acquisition Corp., 6.54% (LIBOR01M+450bps), 10/20/22, Callable 11/6/19 @ 100(a)	6,705,691	6,012,791
Radiate Holdco LLC, 5.04% (LIBOR01M+300bps), 2/1/24, Callable 11/6/19 @ 100(a)	7,800,000	7,764,510
Regionalcare Hospital Partners Holdings, Inc., 6.55% (LIBOR01M+450bps), 11/16/25, Callable 11/6/19 @ 101(a)	6,451,250	6,452,281
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 4.79% (LIBOR01M+275bps), 2/5/23, Callable 11/6/19 @ 100(a)	5,994,980	6,002,474
Robertshaw US Holding Corp., 1st Lien Term Loan, 5.31% (LIBOR01M+325bps), 2/15/25, Callable 11/6/19 @ 100(a)	1,970,000	1,787,775
Robertshaw US Holding Corp., 2nd Lien Term Loan, 10.06% (LIBOR01M+800bps), 2/15/26, Callable 11/6/19 @ 101(a)	4,000,000	3,426,680
SIWF Holdings, Inc., 6.30% (LIBOR01M+425bps), 5/27/25(a)	3,950,000	3,880,875
SIWF Holdings, Inc., 10.55% (LIBOR01M+850bps), 5/26/26(a)	1,500,000	1,413,750
Specialty Building Products Holdings LLC, 1st Lien Term Loan, 7.79% (LIBOR01M+575bps), 10/1/25, Callable 11/6/19 @ 100(a)	6,965,000	6,960,682
Sprint Communications, Inc., 1st Lien Term Loan B, 5.06% (LIBOR01M+300bps), 2/3/24, Callable 11/6/19 @ 100(a)	8,436,250	8,407,229

Security Description	Principal Amount	Value
SRS Distribution, Inc., 1st Lien Term Loan B, 5.29% (LIBOR01M+325bps), 5/19/25, Callable 11/6/19 @ 100(a)	$3,960,000	$3,854,387
Station Casinos LLC, Term Loan B, 4.55% (LIBOR01M+250bps), 6/8/23, Callable 11/6/19 @ 100(a)	5,634,603	5,653,028
Tailwind Smith Cooper Intermediate Corp., 11.05% (LIBOR01M+900bps), 5/28/27, Callable 11/6/19 @ 102(a)	3,000,000	2,775,000
Tailwind Smith Cooper Intermediate Corp., 7.05% (LIBOR01M+500bps), 5/28/26, Callable 11/6/19 @ 101(a)	5,000,000	4,675,000
Team Health Holdings, Inc., 2/6/24, Callable 11/6/19 @ 100(b)(e)(f)	4,500,000	3,693,735
Tecomet, Inc., 1st Lien Term Loan B, 5.28% (LIBOR01M+325bps), 4/18/24, Callable 11/6/19 @ 100(a)	6,842,499	6,791,180
Telesat Canada, 4.61% (LIBOR03M+250bps), 11/17/23, Callable 11/6/19 @ 100(a)	4,495,136	4,498,507
Tenneco, Inc., 1st Lien Term Loan B, 5.04% (LIBOR01M+300bps), 6/18/25, Callable 11/6/19 @ 100(a)	6,451,250	6,048,047
Thor Industries, Inc., 1st Lien Term Loan B, 5.88% (LIBOR01M+375bps), 2/1/26, Callable 11/6/19 @ 101(a)	3,994,066	3,882,232
Titan Acquisition, Ltd., 5.04% (LIBOR01M+300bps), 3/28/25, Callable 11/6/19 @ 100(a)	4,905,101	4,702,226
Titan Sub LLC, 9/19/26(b)(e)(f)	5,000,000	4,987,500
Univision Communications, 1st Lien Term Loan C5, 4.79% (LIBOR01M+275bps), 3/15/24, Callable 11/6/19 @ 100(a)	6,547,508	6,357,893
US LBM Borrower LLC, 5.79% (LIBOR01M+375bps), 8/20/22, Callable 11/6/19 @ 100(a)	7,807,351	7,797,592
USI, Inc., 1st Lien Term Loan B, 5.10% (LIBOR03M+300bps), 5/16/24, Callable 11/6/19 @ 100(a)	5,827,634	5,726,874
UTZ Quality Foods LLC, 1st Lien Term Loan, 5.54% (LIBOR01M+350bps), 11/14/24, Callable 11/6/19 @ 100(a)	4,967,146	4,942,310
Verscend Holding Corp., 6.54% (LIBOR01M+450bps), 8/10/25, Callable 11/6/19 @ 100(a)	5,940,000	5,954,850
Vertex Aerospace Services Corp., 1st Lien Term Loan B, 6.54% (LIBOR01M+450bps), 6/16/25, Callable 11/6/19 @ 100(a)	2,962,500	2,968,070
WP CPP Holdings LLC, 1st Lien Term Loan B, 6.01% (LIBOR03M+375bps), 4/30/25, Callable 11/6/19 @ 100(a)	3,960,000	3,962,495
WP CPP Holdings LLC, 2nd Lien Term Loan, 10.01% (LIBOR03M+775bps), 4/30/26, Callable 11/6/19 @ 101(a)	2,000,000	1,981,660
Total Senior Secured Loans (Cost $506,052,849)		493,906,398

Corporate Bonds (12.2%)

Communication Services (1.2%):
AMC Entertainment Holdings, Inc., 6.13%, 5/15/27, Callable 5/15/22 @ 103.06	5,000,000	4,546,550
Consolidated Communications, Inc., 6.50%, 10/1/22, Callable 11/7/19 @ 101.63	2,500,000	2,316,250
		6,862,800
Consumer Discretionary (3.4%):
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (c)	7,000,000	7,302,260
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (c)	6,000,000	6,365,400

Security Description	Principal Amount	Value
The Enterprise Development Authority, 12.00%, 7/15/24, Callable 7/15/21 @ 109 (c)	$5,000,000	$5,472,250
		19,139,910
Financials (3.9%):
Capitol Investment Merger Sub 2 LLC, 10.00%, 8/1/24, Callable 8/1/21 @ 105 (c)	5,000,000	5,195,050
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26, Callable 5/1/21 @ 104 (c)	5,000,000	5,311,400
Eagle Holding Co. II LLC, 7.75%, 5/15/22, Callable 11/7/19 @ 101 (c)(d)	5,000,000	5,045,300
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (c)	6,500,000	6,617,000
		22,168,750
Health Care (1.5%):
BCPE Cycle Merger Sub II, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31 (c)	4,200,000	4,078,830
Endo Finance LLC, 6.00%, 2/1/25, Callable 2/1/20 @ 103 (c)	3,000,000	1,763,010
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 11/7/19 @ 100 (c)	3,000,000	2,933,490
		8,775,330
Industrials (1.8%):
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 2/15/20 @ 105	4,000,000	3,989,840
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 11/7/19 @ 102 (c)	4,000,000	3,558,840
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (c)	3,000,000	3,059,910
		10,608,590
Materials (0.4%):
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 4/15/21 @ 103.88	2,500,000	2,343,600
Total Corporate Bonds (Cost $68,684,533)		69,898,980
Total Investments (Cost $574,737,382) — 98.4%		563,805,378
Other assets in excess of liabilities — 1.6%		9,313,671
NET ASSETS - 100.00%		$573,119,049

(a)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2019.
(b)	Security purchased on a when-issued basis.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $53,769,250 and amounted to 9.3% of net assets.

(d)	All of the coupon is PIK.
(e)

The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(f)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LIBOR01W—1 Week US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

PIK—Payment-in-Kind

PLC—Public Limited Company

ULC—Unlimited Liability Co.

Victory Portfolios	Schedule of Portfolio Investments
Victory Strategic Income Fund	September 30, 2019
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (11.2%)
Ally Auto Receivables Trust, Series 2018-2, Class A3, 2.92%, 11/15/22, Callable 8/15/21 @ 100	$250,000	$251,745
Ally Master Owner Trust, Series 2017-3, Class A1, 2.46% (LIBOR01M+43bps), 6/15/22(a)(b)	250,000	250,262
AmeriCredit Automobile, Series 2017-3, Class A3, 1.90%, 3/18/22, Callable 11/18/21 @ 100(b)	196,266	195,982
Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/7/49, Callable 6/5/22 @ 100(c)	500,000	511,217
Capital Automotive REIT, Series 2016-A1, Class A, 4.55%, 2/15/46(b)(c)	719,553	754,139
Chesapeake Funding II LLC, Series 2018-A1, Class A1, 3.04%, 4/15/30(c)	249,838	252,882
Enterprise Fleet Financing LLC, Series 2019-1, Class A2, 2.98%, 10/22/24(c)	200,000	202,220
Focus Brands Funding LLC, Series 2017-1A, Class A2I, 3.86%, 4/30/47, Callable 4/30/20 @ 100(b)(c)	977,500	980,169
Honda Auto Receivables Owner Trust, Series 2018-3, Class A3, 2.95%, 8/22/22, Callable 12/21/21 @ 100	200,000	202,310
Mercedes-Benz Master Owner Trust, Series 2017-BA, Class A, 2.45% (LIBOR01M+42bps), 5/16/22(a)(c)	500,000	500,581
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46%, 3/15/22, Callable 12/15/20 @ 100(b)	341,946	342,104
Verizon Owner Trust, Series 2017-3A, Class B, 2.38%, 4/20/22, Callable 12/20/20 @ 100(b)(c)	500,000	501,511
Verizon Owner Trust, Series 2018-1, Class A1B, 2.30% (LIBOR01M+26bps), 9/20/22, Callable 5/20/21 @ 100(a)(c)	465,000	464,987
World Omni Auto Receivables Trust, Series 2017-A, Class A4, 2.24%, 6/15/23, Callable 3/15/21 @ 100	400,000	401,271
Total Asset Backed Securities (Cost $5,795,131)		5,811,380

Collateralized Mortgage Obligations (2.4%)
COMM Mortgage Trust, Series 2015-PC1, Class A5, 3.90%, 7/10/50	250,000	269,543
Four Times Square Trust, Series 2006-4TS, Class A, 5.40%, 12/13/28(c)	466,990	481,325
Hilton USA Trust, Series 2016-SFP, Class A, 2.83%, 11/5/35(c)	500,000	501,466
Total Collateralized Mortgage Obligations (Cost $1,235,379)		1,252,334

Corporate Bonds (52.5%)

Communication Services (6.8%):
AT&T, Inc., 4.50%, 3/9/48, Callable 9/9/47 @ 100	250,000	268,783
Charter Communications Operating LLC/Capital, 4.20%, 3/15/28, Callable 12/15/27 @ 100 (b)	200,000	209,904
Comcast Corp.
4.15%, 10/15/28, Callable 7/15/28 @ 100 (b)	850,000	952,705
3.97%, 11/1/47, Callable 5/1/47 @ 100	300,000	330,294

Security Description	Principal Amount	Value
Verizon Communications, Inc.
5.15%, 9/15/23 (b)	$500,000	$559,289
4.52%, 9/15/48 (b)	250,000	294,178
Vodafone Group PLC, 4.38%, 5/30/28 (b)	800,000	883,944
		3,499,097
Consumer Discretionary (3.0%):
McDonald’s Corp., 2.63%, 9/1/29, MTN, Callable 6/1/29 @ 100 (d)	530,000	528,797
Newell Brands, Inc., 4.20%, 4/1/26, Callable 1/1/26 @ 100	250,000	261,158
Target Corp., 3.50%, 7/1/24	750,000	802,613
		1,592,568
Consumer Staples (4.3%):
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 7/15/22	500,000	506,985
4.75%, 1/23/29, Callable 10/23/28 @ 100 (b)	450,000	523,431
5.55%, 1/23/49, Callable 7/23/48 @ 100	500,000	653,824
Bacardi, Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100 (c)	250,000	272,300
Constellation Brands, Inc., 4.10%, 2/15/48, Callable 8/15/47 @ 100 (d)	250,000	268,393
		2,224,933
Energy (12.5%):
Boardwalk Pipelines LP, 4.80%, 5/3/29, Callable 2/3/29 @ 100	500,000	532,035
Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100 (b)(d)	300,000	312,351
Energy Transfer Partners, 6.00%, 6/15/48, Callable 12/15/47 @ 100 (b)	450,000	529,848
Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 (d)	250,000	260,885
Marathon Petroleum Corp., 3.80%, 4/1/28, Callable 1/1/28 @ 100	500,000	520,860
MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100 (b)(d)	1,000,000	1,066,340
Newfield Exploration Co., 5.38%, 1/1/26, Callable 10/1/25 @ 100 (d)	300,000	326,256
Noble Energy, Inc., 3.85%, 1/15/28, Callable 10/15/27 @ 100 (d)	575,000	596,476
Occidental Petroleum Corp., 2.70%, 2/15/23, Callable 11/15/22 @ 100	500,000	502,655
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100 (c)	200,000	199,746
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27, Callable 9/15/26 @ 100 (b)	1,000,000	1,102,769
Williams Partners LP, 4.00%, 11/15/21, Callable 8/15/21 @ 100 (b)	500,000	513,495
		6,463,716
Financials (11.5%):
Apollo Management Holdings LP, 4.87%, 2/15/29, Callable 11/15/28 @ 100 (c)	250,000	277,958
Banco Santander SA, 3.13%, 2/23/23 (b)	1,000,000	1,016,840
Citigroup, Inc., 4.08%(LIBOR03M+119bps), 4/23/29, Callable 4/23/28 @ 100 (a)(b)	750,000	817,965
Credit Suisse Group AG, 3.87%(LIBOR03M+141bps), 1/12/29, Callable 1/12/28 @ 100 (a)(c)	750,000	789,420
Jefferies GRP LLC/Capital, 4.85%, 1/15/27	500,000	529,309
John Deere Capital Corp., 3.65%, 10/12/23 (b)	500,000	531,465
Morgan Stanley, 3.13%, 1/23/23 (b)	750,000	769,252
New York Life Insurance Co., 4.45%, 5/15/69, Callable 11/15/68 @ 100 (c)	100,000	116,580
NXP BV / NXP Funding LLC, 4.88%, 3/1/24, Callable 2/1/24 @ 100 (b)(c)	700,000	758,268
PartnerRe Finance B LLC, 3.70%, 7/2/29, Callable 4/2/29 @ 100	350,000	365,344
		5,972,401
Health Care (5.5%):
Abbvie, Inc., 4.88%, 11/14/48, Callable 5/14/48 @ 100	100,000	110,312
Becton Dickinson and Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100 (b)	850,000	885,437
Celgene Corp., 3.90%, 2/20/28, Callable 11/20/27 @ 100 (d)	1,000,000	1,090,250

Security Description	Principal Amount	Value
CVS Health Corp., 3.35%, 3/9/21	$750,000	$762,158
		2,848,157
Industrials (3.0%):
United Technologies Corp.
3.65%, 8/16/23, Callable 7/16/23 @ 100	500,000	529,040
4.13%, 11/16/28, Callable 8/16/28 @ 100 (b)	350,000	395,934
Waste Connections, Inc., 3.50%, 5/1/29, Callable 2/1/29 @ 100	600,000	638,364
		1,563,338
Information Technology (0.5%):
Fiserv, Inc., 3.80%, 10/1/23, Callable 9/1/23 @ 100 (d)	250,000	264,503

Materials (2.3%):
DuPont de Nemours, Inc., 4.21%, 11/15/23, Callable 10/15/23 @ 100 (b)	500,000	535,865
WRKCo, Inc., 4.90%, 3/15/29, Callable 12/15/28 @ 100 (d)	600,000	678,948
		1,214,813
Real Estate (1.5%):
Alexandria Real Estate Equities, Inc., 3.38%, 8/15/31, Callable 5/15/31 @ 100	250,000	261,338
Simon Property Group, LP, 3.75%, 2/1/24, Callable 11/1/23 @ 100	500,000	530,130
		791,468
Utilities (1.6%):
Avangrid, Inc., 3.80%, 6/1/29, Callable 3/1/29 @ 100	750,000	805,950
Total Corporate Bonds (Cost $25,948,431)		27,240,944

Residential Mortgage Backed Securities (1.4%)
Bank of America Funding Corp., Series 2004-2, Class 1CB1, 5.75%, 9/20/34, Callable 10/20/22 @ 100(b)	84,005	91,672
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 4.45%, 10/25/33, Callable 10/25/19 @ 100(b)(e)	137,417	137,418
Countrywide Home Loans, Inc., Series 2004-5, Class 2A9, 5.25%, 5/25/34, Callable 10/25/19 @ 100(b)	109,720	109,720
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 1/25/20, Callable 10/25/31 @ 100(b)	2,205	1,857
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 10/25/19 @ 100(b)	2,337	2,337
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 4.68%, 2/25/35, Callable 10/25/19 @ 100(b)(e)	33,497	33,497
Prime Mortgage Trust, Series 2004-2, Class A2, 4.75%, 11/25/19, Callable 10/25/19 @ 100(b)	2,276	2,276
Residential Funding Mortgage Securities I, Inc., Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 10/25/19 @ 100(b)	888	888
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A1, 4.95%, 12/25/34, Callable 10/25/19 @ 100(b)(e)	67,429	67,429
Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class A9, 4.84%, 11/25/34, Callable 10/25/19 @ 100(b)(e)	64,532	64,532
Wells Fargo Mortgage Backed Securities Trust, Series 2004-R, Class 2A1, 4.74%, 9/25/34, Callable 10/25/19 @ 100(b)(e)	64,246	64,246
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y, Class 3A1, 4.91%, 11/25/34, Callable 10/25/19 @ 100(b)(e)	94,473	94,473

Security Description	Shares or Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 10/25/19 @ 100(b)	$1,061	$1,061
Wells Fargo Mortgage Backed Securities Trust, Series 2005-6, Class A4, 5.50%, 8/25/35, Callable 10/25/19 @ 100(b)	33,835	33,835
Total Residential Mortgage Backed Securities (Cost $703,795)		705,241

U.S. Government Mortgage Backed Agencies (0.3%)
Federal National Mortgage Association
Series 2018-M1, Class A2, 3.08%, 12/25/27	65,000	68,675
3.50%, 7/1/43 (b)	86,666	90,723
		159,398
Total U.S. Government Mortgage Backed Agencies (Cost $150,928)		159,398

U.S. Treasury Obligations (30.6%)
U.S. Treasury Bonds
2.75%, 11/15/47 (b)	1,200,000	1,359,188
3.00%, 2/15/48	140,000	166,206
2.25%, 8/15/49	175,000	180,004
U.S. Treasury Notes
1.25%, 1/31/20	150,000	149,672
2.25%, 3/31/20 (b)	400,000	400,719
2.13%, 5/31/21 (b)	1,000,000	1,006,797
1.75%, 7/31/21 (b)	500,000	500,742
2.38%, 1/31/23	805,000	825,502
2.63%, 2/28/23 (b)	460,000	475,884
2.88%, 11/30/23 (b)	3,000,000	3,157,265
1.75%, 7/31/24 (b)	1,500,000	1,513,477
1.25%, 8/31/24	100,000	98,609
2.50%, 1/31/25	1,650,000	1,727,215
1.88%, 7/31/26	2,100,000	2,134,781
1.63%, 8/15/29	2,175,000	2,165,145
Total U.S. Treasury Obligations (Cost $15,319,631)		15,861,206

Collateral for Securities Loaned^ (5.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(f)	690,067	690,067
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(f)	783,627	783,627
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(f)	23,084	23,084
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(f)	436,973	436,973
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(f)	379,506	379,506
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(f)	678,479	678,479
Total Collateral for Securities Loaned (Cost $2,991,736)		2,991,736
Total Investments (Cost $52,145,031) — 104.2%		54,022,239
Liabilities in excess of other assets — (4.2)%		(2,200,244)
NET ASSETS - 100.00%		$51,821,995

^	Purchased with cash collateral from securities on loan.
(a)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2019.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $7,564,769 and amounted to 14.6% of net assets.

(d)	All or a portion of this security is on loan.
(e)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2019.

(f)	Rate disclosed is the daily yield on September 30, 2019.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

REIT—Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Future	20	12/31/19	$4,320,231	$4,310,000	$(10,231)
30-Year U.S. Treasury Bond Future	15	12/19/19	2,464,744	2,434,688	(30,056)
Ultra Long Term U.S. Treasury Bond Future	10	12/19/19	1,952,147	1,919,063	(33,084)
					$(73,371)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	15	12/19/19	1,971,506	1,954,687	16,819
10-Year U.S. Treasury Note Future	32	12/19/19	4,608,880	4,557,000	51,880
5-Year U.S. Treasury Note Future	25	12/31/19	2,994,438	2,978,711	15,727
					$84,426

	Total unrealized appreciation				$84,426
	Total unrealized depreciation				(73,371)
	Total net unrealized appreciation(depreciation)				$11,055

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Small Cap Growth Fund	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)

Biotechnology (14.0%):
Aimmune Therapeutics, Inc.(a)(b)	631,710	$13,228,007
Allakos, Inc.(a)(b)	164,360	12,923,627
Amicus Therapeutics, Inc.(a)	1,913,395	15,345,428
Apellis Pharmaceuticals, Inc.(a)(b)	745,100	17,949,459
Arena Pharmaceuticals, Inc.(a)(b)	353,010	16,157,268
Ascendis Pharma A/S, ADR(a)	199,700	19,235,104
Audentes Therapeutics, Inc.(a)	499,967	14,044,073
Bluebird Bio, Inc.(a)(b)	309,149	28,386,060
Blueprint Medicines Corp.(a)(b)	286,828	21,073,252
Bridgebio Pharma, Inc.(a)(b)	432,480	9,285,346
Celyad SA, ADR(a)(b)(c)	384,891	3,883,550
CytomX Therapeutics, Inc., Class A(a)	1,086,750	8,020,215
Epizyme, Inc.(a)(b)	971,700	10,023,086
Equillium, Inc.(a)(b)(c)	703,610	2,673,718
Fate Therapeutics, Inc.(a)	1,332,810	20,698,539
Gossamer Bio, Inc.(a)(b)	576,150	9,673,559
Invitae Corp.(a)(b)	750,780	14,467,531
Iovance Biotherapeutics, Inc.(a)(b)	1,045,145	19,021,639
Kura Oncology, Inc.(a)	844,050	12,804,239
Ligand Pharmaceuticals, Inc.(a)(b)	51,645	5,140,743
Mirati Therapeutics, Inc.(a)(b)	147,040	11,455,886
Myovant Sciences Ltd.(a)	1,274,790	6,628,908
		292,119,237
Communication Services (1.8%):
Bandwidth, Inc., Class A(a)(b)	348,750	22,707,113
QuinStreet, Inc.(a)(b)	1,200,340	15,112,281
		37,819,394
Communications Equipment (1.5%):
Acacia Communications, Inc.(a)	477,590	31,234,386

Consumer Discretionary (10.9%):
Arco Platform Ltd., ADR, Class A(a)	537,660	27,253,985
Dineequity, Inc.(b)	471,720	35,784,679
Eldorado Resorts, Inc.(a)(b)	511,270	20,384,335
Frontdoor, Inc.(a)	380,340	18,473,114
Monro, Inc(b)	381,520	30,143,895
Planet Fitness, Inc., Class A(a)	339,860	19,667,698
Regis Corp.(a)	498,330	10,076,233
Steven Madden Ltd.(b)	727,617	26,041,412
Strategic Education, Inc.	242,670	32,973,999
		220,799,350
Consumer Staples (5.5%):
BJ’s Wholesale Club Holdings, Inc.(a)(b)	1,194,010	30,889,039
Freshpet, Inc.(a)(b)	516,650	25,713,671
Hostess Brands, Inc.(a)	814,400	11,389,384
Nomad Foods Ltd., ADR(a)	2,149,240	44,059,420
		112,051,514
Electronic Equipment, Instruments & Components (1.9%):
Itron, Inc.(a)	203,460	15,047,902
Littelfuse, Inc.	138,616	24,578,003
		39,625,905
Energy (1.3%):
Matador Resources Co.(a)(b)	407,400	6,734,322

Security Description	Shares	Value
Newpark Resources, Inc.(a)(b)	2,607,850	$19,871,817
		26,606,139
Financials (5.7%):
eHealth, Inc.(a)	249,370	16,655,422
Essent Group Ltd.	633,160	30,182,737
FirstCash, Inc., Class A	424,030	38,870,830
Kemper Corp.	133,580	10,412,561
LendingTree, Inc.(a)(b)	65,800	20,426,294
		116,547,844
Health Care Equipment & Supplies (5.5%):
Cryoport, Inc.(a)(b)	651,610	10,657,082
Glaukos Corp.(a)(b)	266,420	16,653,914
Insulet Corp.(a)(b)	115,500	19,049,415
Irhythm Technologies, Inc.(a)(b)	264,360	19,591,720
Masimo Corp.(a)	230,640	34,316,925
Silk Road Medical, Inc.(a)(b)	385,290	12,533,484
		112,802,540
Health Care Providers & Services (3.1%):
Hanger, Inc.(a)	787,650	16,052,307
HealthEquity, Inc.(a)	301,350	17,220,646
LHC Group, Inc.(a)	270,900	30,763,404
		64,036,357
Health Care Technology (1.6%):
Health Catalyst, Inc.(a)(b)	507,690	16,063,312
Inspire Medical System, Inc.(a)(b)	267,200	16,304,544
		32,367,856
Industrials (15.2%):
Albany International Corp.	312,700	28,193,032
Armstrong World Industries, Inc.(b)	192,630	18,627,321
Axon Enterprise, Inc.(a)(b)	498,900	28,327,542
Azul SA, ADR(a)(b)	658,690	23,594,276
ESCO Technologies, Inc.	274,640	21,850,358
FTI Consulting, Inc.(a)	126,340	13,390,777
Generac Holdings, Inc.(a)(b)	518,070	40,585,604
Mercury Systems, Inc.(a)	314,590	25,535,270
Simpson Manufacturing Co., Inc.	253,160	17,561,709
Siteone Landscape Supply, Inc.(a)(b)	555,780	41,138,836
Trex Co., Inc.(a)(b)	275,510	25,052,125
Watts Water Technologies, Inc., Class A	302,200	28,325,206
		312,182,056
IT Services (10.4%):
Euronet Worldwide, Inc.(a)	298,346	43,648,020
Evo Payments, Inc.(a)	1,129,770	31,769,132
InterXion Holding NV, ADR(a)	655,823	53,423,342
Liveramp Holdings, Inc.(a)(b)	393,550	16,906,908
Wix.com Ltd., ADR(a)	374,930	43,769,328
WNS Holdings Ltd., ADR(a)	435,167	25,566,061
		215,082,791
Materials (1.8%):
Ashland Global Holdings, Inc.	217,640	16,769,162
Ingevity Corp.(a)	247,850	21,027,594
		37,796,756

Security Description	Shares	Value
Pharmaceuticals (0.9%):
GW Pharmaceuticals PLC, ADR(a)(b)	159,937	$18,397,553

Semiconductors & Semiconductor Equipment (5.9%):
Advanced Energy Industries, Inc.(a)(b)	435,260	24,988,277
Cabot Microelectronics Corp.(b)	213,620	30,165,280
Inphi Corp.(a)	279,170	17,043,329
Monolithic Power Systems, Inc.(b)	113,891	17,724,856
Silicon Laboratories, Inc.(a)	287,520	32,015,351
		121,937,093
Software (11.4%):
ACI Worldwide, Inc.(a)(b)	1,115,410	34,940,218
Cornerstone OnDemand, Inc.(a)	811,948	44,510,989
Coupa Software, Inc.(a)	173,830	22,523,153
Envestnet, Inc.(a)(b)	386,276	21,901,849
Everbridge, Inc.(a)(b)	335,890	20,727,772
Q2 Holdings, Inc.(a)(b)	179,610	14,165,841
RingCentral, Inc., Class A(a)	394,028	49,513,558
Varonis Systems, Inc.(a)(b)	459,800	27,486,844
		235,770,224
Total Common Stocks (Cost $1,713,631,130)		2,027,176,995

Collateral for Securities Loaned^ (13.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(d)	65,020,665	65,020,665
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(d)	73,836,202	73,836,202
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(d)	2,175,024	2,175,024
Goldman Sachs Financial Square Prime Obligations Fund, InstitutionalClass 2.06%(d)	41,173,171	41,173,171
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(d)	35,758,465	35,758,465
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(d)	63,928,714	63,928,714
Total Collateral for Securities Loaned (Cost $281,892,241)		281,892,241
Total Investments (Cost $1,995,523,371) — 112.1%		2,309,069,236
Liabilities in excess of other assets — (12.1)%		(250,025,499)
NET ASSETS - 100.00%		$2,059,043,737

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Illiquid
(d)	Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Select Growth Fund	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)

Communication Services (4.3%):
Boingo Wireless, Inc.(a)(b)	264,800	$2,939,280
Live Nation Entertainment, Inc.(a)(b)	47,580	3,156,457
Take-Two Interactive Software, Inc.(a)	29,090	3,646,141
		9,741,878
Communications Equipment (0.8%):
Viavi Solutions, Inc.(a)	133,480	1,869,387

Consumer Discretionary (10.1%):
Bright Horizons Family Solutions, Inc.(a)	30,820	4,700,050
Burlington Stores, Inc.(a)	22,580	4,511,936
Frontdoor, Inc.(a)	53,150	2,581,496
Planet Fitness, Inc., Class A(a)	40,930	2,368,619
Strategic Education, Inc.	30,750	4,178,310
Vail Resorts, Inc.	19,320	4,396,459
		22,736,870
Consumer Staples (3.4%):
Hostess Brands, Inc.(a)	302,060	4,224,309
Post Holdings, Inc.(a)	32,080	3,395,347
		7,619,656
Electronic Equipment, Instruments & Components (3.4%):
Fabrinet(a)	37,570	1,964,911
Littelfuse, Inc.	16,971	3,009,128
Rogers Corp.(a)	19,680	2,690,453
		7,664,492
Energy (0.8%):
Diamondback Energy, Inc.	20,826	1,872,466

Financials (4.4%):
FirstCash, Inc., Class A	55,440	5,082,185
LendingTree, Inc.(a)(b)	9,930	3,082,570
LPL Financial Holdings, Inc.	19,220	1,574,118
		9,738,873
Health Care (22.7%):
Dexcom, Inc.(a)	25,420	3,793,681
Exact Sciences Corp.(a)	58,830	5,316,467
GW Pharmaceuticals PLC, ADR(a)(b)	38,960	4,481,569
HealthEquity, Inc.(a)	46,390	2,650,957
Horizon Therapeutics PLC(a)	127,790	3,479,722
LHC Group, Inc.(a)(b)	28,910	3,283,019
Ligand Pharmaceuticals, Inc.(a)(b)	48,310	4,808,777
Masimo Corp.(a)	26,970	4,012,866
Neurocrine Biosciences, Inc.(a)(b)	64,320	5,795,876
The Cooper Co., Inc.	16,460	4,888,619
Veeva Systems, Inc., Class A(a)	30,600	4,672,314
West Pharmaceutical Services, Inc.	27,336	3,876,792
		51,060,659
Industrials (17.6%):
Armstrong World Industries, Inc.	24,740	2,392,358
Azul SA, ADR(a)(b)	102,770	3,681,221
Clean Harbors, Inc.(a)	42,730	3,298,756
Forward Air Corp.	55,850	3,558,762
FTI Consulting, Inc.(a)	17,650	1,870,724
HEICO Corp., Class A	41,313	4,020,168

Security Description	Shares	Value
Hexcel Corp.	46,902	$3,852,061
IDEX Corp.	21,260	3,484,089
Mercury Systems, Inc.(a)	35,430	2,875,853
Siteone Landscape Supply, Inc.(a)(b)	54,860	4,060,737
Teledyne Technologies, Inc.(a)	10,910	3,512,911
Trex Co., Inc.(a)(b)	36,340	3,304,396
		39,912,036
IT Services (11.9%):
Black Knight, Inc.(a)	108,079	6,599,303
Euronet Worldwide, Inc.(a)	55,142	8,067,274
GoDaddy, Inc., Class A(a)	61,867	4,081,985
InterXion Holding NV, ADR(a)	65,700	5,351,922
WEX, Inc.(a)	13,030	2,632,972
		26,733,456
Materials (1.2%):
Ashland Global Holdings, Inc.	36,210	2,789,981

Semiconductors & Semiconductor Equipment (4.1%):
MKS Instruments, Inc.	31,770	2,931,736
Monolithic Power Systems, Inc.	22,115	3,441,757
Silicon Laboratories, Inc.(a)	26,190	2,916,257
		9,289,750
Software (14.0%):
ACI Worldwide, Inc.(a)	152,660	4,782,075
Coupa Software, Inc.(a)	23,020	2,982,701
DocuSign, Inc., Class A(a)	62,280	3,856,378
Fair Isaac Corp.(a)	15,650	4,750,088
Paycom Software, Inc.(a)	22,885	4,794,179
Proofpoint, Inc.(a)	20,320	2,622,296
RingCentral, Inc., Class A(a)	61,590	7,739,398
		31,527,115
Total Common Stocks (Cost $162,597,825)		222,556,619

Collateral for Securities Loaned^ (8.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(c)	4,311,387	4,311,387
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(c)	4,895,928	4,895,928
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(c)	144,221	144,221
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(c)	2,730,109	2,730,109
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(c)	2,371,071	2,371,071
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(c)	4,238,982	4,238,982
Total Collateral for Securities Loaned (Cost $18,691,698)		18,691,698
Total Investments (Cost $181,289,523) — 107.0%		241,248,317
Liabilities in excess of other assets — (7.0)%		(15,811,457)
NET ASSETS - 100.00%		$225,436,860

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Mid Cap Growth Fund	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)

Communication Services (6.3%):
InterActive Corp., Class A(a)	31,320	$6,826,820
Live Nation Entertainment, Inc.(a)(b)	138,390	9,180,792
Take-Two Interactive Software, Inc.(a)	52,670	6,601,658
Twitter, Inc.(a)	208,090	8,573,308
		31,182,578
Consumer Discretionary (13.3%):
Burlington Stores, Inc.(a)	30,420	6,078,524
Dollar General Corp.	44,340	7,047,400
Grand Canyon Education, Inc.(a)(b)	78,790	7,737,178
Hasbro, Inc.	81,400	9,661,366
Hilton Worldwide Holdings, Inc.	86,630	8,066,119
O’Reilly Automotive, Inc.(a)	18,540	7,388,376
Tractor Supply Co.	60,260	5,449,914
Under Armour, Inc., Class C(a)	372,430	6,752,156
Vail Resorts, Inc.	31,680	7,209,101
		65,390,134
Consumer Staples (4.3%):
Church & Dwight Co., Inc.	51,810	3,898,184
Post Holdings, Inc.(a)	83,790	8,868,334
Tyson Foods, Inc., Class A	99,250	8,549,395
		21,315,913
Electronic Equipment, Instruments & Components (2.3%):
Amphenol Corp., Class A	60,420	5,830,530
Trimble Navigation Ltd.(a)	143,810	5,581,266
		11,411,796
Energy (0.9%):
Diamondback Energy, Inc.	50,330	4,525,170

Financials (2.4%):
LendingTree, Inc.(a)(b)	13,330	4,138,032
LPL Financial Holdings, Inc.	42,020	3,441,438
MSCI, Inc.	21,600	4,703,400
		12,282,870
Health Care (14.3%):
10X Genomics, Inc., Class A(a)	57,800	2,913,120
Bluebird Bio, Inc.(a)(b)	76,620	7,035,248
Dexcom, Inc.(a)	43,990	6,565,068
Exact Sciences Corp.(a)(b)	90,550	8,183,003
GW Pharmaceuticals PLC, ADR(a)(b)	47,240	5,434,017
Insulet Corp.(a)(b)	28,600	4,716,998
Intuitive Surgical, Inc.(a)	10,110	5,458,692
IQVIA Holdings, Inc.(a)	62,770	9,376,583
Sage Therapeutics, Inc.(a)(b)	42,650	5,983,369
The Cooper Co., Inc.(b)	30,010	8,912,970
WellCare Health Plans, Inc.(a)	23,050	5,973,869
		70,552,937
Industrials (17.1%):
AMETEK, Inc.	74,880	6,875,482
Clean Harbors, Inc.(a)	92,520	7,142,544
HEICO Corp., Class A	92,220	8,973,929
Hexcel Corp.	102,080	8,383,830
IDEX Corp.	45,800	7,505,704
IHS Markit Ltd.(a)	85,400	5,711,552

Security Description	Shares	Value
Ingersoll-Rand PLC	87,150	$10,737,752
Roper Technologies, Inc.	21,330	7,606,278
Teledyne Technologies, Inc.(a)	18,960	6,104,930
TransUnion	62,760	5,090,464
Verisk Analytics, Inc., Class A	34,700	5,487,458
Woodward, Inc.	51,800	5,585,594
		85,205,517
IT Services (17.2%):
Black Knight, Inc.(a)	215,414	13,153,179
Euronet Worldwide, Inc.(a)	123,661	18,091,604
FleetCor Technologies, Inc.(a)	16,880	4,840,846
Global Payments, Inc.	78,963	12,555,117
GoDaddy, Inc., Class A(a)	99,130	6,540,597
Okta, Inc.(a)	39,420	3,881,293
Square, Inc., Class A(a)	56,490	3,499,556
Twilio, Inc., Class A(a)(b)	102,620	11,284,095
WEX, Inc.(a)	19,720	3,984,820
Wix.com Ltd., ADR(a)	60,440	7,055,766
		84,886,873
Real Estate (0.7%):
Cyrusone, Inc.	44,630	3,530,233

Semiconductors & Semiconductor Equipment (7.4%):
KLA Corp.	43,410	6,921,725
Lam Research Corp.	33,940	7,843,873
Marvell Technology Group Ltd.	360,340	8,997,690
Microchip Technology, Inc.(b)	79,360	7,373,338
Monolithic Power Systems, Inc.(b)	37,070	5,769,204
		36,905,830
Software (11.8%):
DocuSign, Inc., Class A(a)	105,060	6,505,315
Dropbox, Inc.(a)	436,233	8,798,820
Fair Isaac Corp.(a)	34,050	10,334,856
Proofpoint, Inc.(a)	76,520	9,874,906
RingCentral, Inc., Class A(a)	95,740	12,030,687
ServiceNow, Inc.(a)	19,460	4,939,921
Zendesk, Inc.(a)	77,820	5,671,522
		58,156,027
Total Common Stocks (Cost $413,179,776)		485,345,878

Collateral for Securities Loaned^ (7.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(c)	8,579,588	8,579,588
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(c)	9,742,813	9,742,813
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(c)	286,998	286,998
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(c)	5,432,871	5,432,871
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(c)	4,718,391	4,718,391

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(c)	8,435,504	$8,435,504
Total Collateral for Securities Loaned (Cost $37,196,165)		37,196,165
Total Investments (Cost $450,375,941) — 105.5%		522,542,043
Liabilities in excess of other assets — (5.5)%		(27,278,280)
NET ASSETS - 100.00%		$495,263,763

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Growth Fund	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)

Communication Services (12.1%):
Alphabet, Inc., Class C(a)	8,431	$10,277,389
Facebook, Inc., Class A(a)	47,260	8,416,061
InterActive Corp., Class A(a)	14,590	3,180,182
The Walt Disney Co.	18,700	2,436,984
Twitter, Inc.(a)	129,390	5,330,868
		29,641,484
Consumer Discretionary (14.9%):
Amazon.com, Inc.(a)	8,640	14,998,262
Hilton Worldwide Holdings, Inc.	46,360	4,316,580
Nike, Inc., Class B	26,030	2,444,738
The Home Depot, Inc.	27,425	6,363,148
The TJX Cos., Inc.	98,720	5,502,653
Vail Resorts, Inc.	13,620	3,099,367
		36,724,748
Consumer Staples (3.3%):
Church & Dwight Co., Inc.	38,350	2,885,454
Tyson Foods, Inc., Class A	60,750	5,233,005
		8,118,459
Electronic Equipment, Instruments & Components (1.3%):
Amphenol Corp., Class A	32,720	3,157,480

Energy (0.5%):
EOG Resources, Inc.	15,405	1,143,359

Health Care (13.6%):
BeiGene Ltd., ADR(a)(b)	1,200	146,952
Bluebird Bio, Inc.(a)(b)	24,260	2,227,553
Exact Sciences Corp.(a)(b)	32,980	2,980,403
Illumina, Inc.(a)	9,550	2,905,301
Intuitive Surgical, Inc.(a)	7,680	4,146,662
IQVIA Holdings, Inc.(a)	32,720	4,887,714
Merck & Co., Inc.	89,350	7,521,483
Sage Therapeutics, Inc.(a)(b)	17,400	2,441,046
The Cooper Co., Inc.	10,450	3,103,650
UnitedHealth Group, Inc.	12,490	2,714,327
		33,075,091
Industrials (11.4%):
AMETEK, Inc.	51,220	4,703,020
IHS Markit Ltd.(a)(b)	51,560	3,448,333
Ingersoll-Rand PLC	83,650	10,306,517
Roper Technologies, Inc.	15,380	5,484,508
Woodward, Inc.	38,640	4,166,551
		28,108,929
IT Services (13.0%):
Black Knight, Inc.(a)	114,690	7,002,971
Euronet Worldwide, Inc.(a)	20,090	2,939,167
PayPal Holdings, Inc.(a)	35,830	3,711,630
Twilio, Inc., Class A(a)(b)	54,830	6,029,107
Visa, Inc., Class A	71,117	12,232,835
		31,915,710
Semiconductors & Semiconductor Equipment (8.8%):
Broadcom, Inc.	16,410	4,530,309
KLA Corp.	27,730	4,421,549

Security Description	Shares	Value
Lam Research Corp.	13,390	$3,094,563
Marvell Technology Group Ltd.	143,350	3,579,449
Microchip Technology, Inc.(b)	27,730	2,576,394
Nvidia Corp.	19,520	3,397,846
		21,600,110
Software (15.2%):
Fair Isaac Corp.(a)	17,980	5,457,290
Microsoft Corp.	114,770	15,956,472
Salesforce.com, Inc.(a)	32,880	4,880,707
ServiceNow, Inc.(a)	27,790	7,054,492
Workday, Inc.(a)	23,580	4,007,657
		37,356,618
Technology Hardware, Storage & Peripherals (5.2%):
Apple, Inc.	56,947	12,754,420
Total Common Stocks (Cost $178,171,242)		243,596,408

Collateral for Securities Loaned^ (6.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(c)	3,460,883	3,460,883
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(c)	3,930,112	3,930,112
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(c)	115,771	115,771
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(c)	2,191,542	2,191,542
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(c)	1,903,332	1,903,332
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(c)	3,402,762	3,402,762
Total Collateral for Securities Loaned (Cost $15,004,402)		15,004,402
Total Investments (Cost $193,175,644) — 105.4%		258,600,810
Liabilities in excess of other assets — (5.4)%		(13,197,171)
NET ASSETS - 100.00%		$245,403,639

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Science and Technology Fund	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.8%)

Biotechnology (25.4%):
Adverum Biotechnologies, Inc.(a)	99,680	$543,256
Aimmune Therapeutics, Inc.(a)(b)	78,100	1,635,414
Albireo Pharma, Inc.(a)	29,810	596,200
Allakos, Inc.(a)(b)	29,990	2,358,114
Alpine Immune Sciences, Inc.(a)(b)(c)	65,297	255,964
Amicus Therapeutics, Inc.(a)	88,970	713,539
Apellis Pharmaceuticals, Inc.(a)(b)	100,313	2,416,540
Arena Pharmaceuticals, Inc.(a)	26,390	1,207,870
Ascendis Pharma A/S, ADR(a)	16,460	1,585,427
Atreca, Inc., Class A(a)(b)	53,272	652,049
Audentes Therapeutics, Inc.(a)	48,410	1,359,837
Autolus Therapeutics PLC, ADR(a)(b)	51,590	640,748
Avrobio, Inc.(a)	81,740	1,154,169
BeiGene Ltd., ADR(a)(b)	13,290	1,627,493
Bicycle Therapeutics Ltd., ADR(a)(c)	72,270	823,155
Bluebird Bio, Inc.(a)(b)	66,040	6,063,793
Blueprint Medicines Corp.(a)	25,130	1,846,301
Botanix Pharmaceuticals Ltd.(a)	6,100,441	1,029,145
Bridgebio Pharma, Inc.(a)(b)	50,960	1,094,111
Celyad SA, ADR(a)(b)(c)	57,900	584,211
Crinetics Pharmaceuticals, Inc.(a)(b)	35,990	541,290
CytomX Therapeutics, Inc., Class A(a)	155,400	1,146,852
Dermtech, Inc.(a)(c)	307,693	1,680,001
Editas Medicine, Inc.(a)(b)	34,750	790,215
Eidos Therapeutics, Inc.(a)(b)	47,570	1,711,093
Epizyme, Inc.(a)(b)	93,030	959,604
Equillium, Inc.(a)(c)	227,690	865,222
Evelo Biosciences, Inc., Class B(a)(b)	29,449	179,639
Exact Sciences Corp.(a)	24,810	2,242,080
Fate Therapeutics, Inc.(a)	253,100	3,930,643
Galapagos NV, ADR(a)(b)	7,820	1,193,801
Gossamer Bio, Inc.(a)	42,830	719,116
Gritstone Oncology, Inc.(a)(b)	150,580	1,300,258
Homology Medicines, Inc.(a)(b)	64,390	1,165,459
Ideaya Biosciences, Inc.(a)(c)	77,440	696,960
Invitae Corp.(a)(b)	70,465	1,357,861
Iovance Biotherapeutics, Inc.(a)(b)	97,280	1,770,496
Kezar Life Sciences, Inc.(a)	243,176	797,617
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	39,469	335,881
Kura Oncology, Inc.(a)	158,770	2,408,541
Ligand Pharmaceuticals, Inc.(a)(b)	3,130	311,560
MacroGenics, Inc.(a)	54,620	696,951
Matinas BioPharma Holdings, Inc.(a)(b)	855,910	539,651
Mirati Therapeutics, Inc.(a)	19,670	1,532,490
Myovant Sciences Ltd.(a)	156,160	812,032
Neurocrine Biosciences, Inc.(a)	7,770	700,155
Precision BioSciences, Inc.(a)(b)	71,200	597,368
Replimune Group, Inc.(a)(b)	89,220	1,240,158
Sage Therapeutics, Inc.(a)(b)	16,450	2,307,771
Scholar Rock Holding Corp.(a)(b)	50,980	456,271
SpringWorks Therapeutics, Inc.(a)	31,830	690,074
Surface Oncology, Inc.(a)	226,500	321,630
Twist Bioscience Corp.(a)(b)	69,840	1,667,779
Zymeworks, Inc.(a)(b)	34,770	862,296
		66,716,151
Communication Services (9.9%):
Boingo Wireless, Inc.(a)(b)	310,690	3,448,659

Security Description	Shares	Value
Facebook, Inc., Class A(a)	45,540	$8,109,762
Match Group, Inc.(b)	41,090	2,935,470
Netflix, Inc.(a)	18,910	5,060,694
Take-Two Interactive Software, Inc.(a)	21,490	2,693,557
Twitter, Inc.(a)	72,110	2,970,932
Yelp, Inc.(a)	18,670	648,783
		25,867,857
Communications Equipment (2.1%):
Lumentum Holdings, Inc.(a)(b)	48,300	2,586,948
Viavi Solutions, Inc.(a)	212,990	2,982,925
		5,569,873
Consumer Discretionary (4.3%):
Amazon.com, Inc.(a)	4,930	8,558,036
Arco Platform Ltd., ADR, Class A(a)	52,910	2,682,008
Waitr Holdings, Inc.(a)(b)	146,030	187,649
		11,427,693
Electronic Equipment, Instruments & Components (4.4%):
Airgain, Inc.(a)(b)	97,370	1,144,098
Fabrinet(a)(b)	59,630	3,118,649
Flextronics International Ltd.(a)	275,990	2,888,235
Keysight Technologies, Inc.(a)(b)	25,210	2,451,672
Rogers Corp.(a)	14,460	1,976,827
		11,579,481
Financials (0.8%):
LendingTree, Inc.(a)(b)	6,720	2,086,090

Health Care Equipment & Supplies (1.5%):
Cryoport, Inc.(a)(b)	182,310	2,981,680
Quotient Ltd.(a)(b)	121,440	943,589
		3,925,269
Health Care Providers & Services (0.5%):
Exagen, Inc.(a)(b)	89,430	1,385,271

Health Care Technology (1.1%):
Veeva Systems, Inc., Class A(a)	19,120	2,919,433

IT Services (8.7%):
Euronet Worldwide, Inc.(a)	16,530	2,418,339
Global Payments, Inc.	16,620	2,642,580
GoDaddy, Inc., Class A(a)	47,560	3,138,009
Twilio, Inc., Class A(a)(b)	43,630	4,797,555
Visa, Inc., Class A	31,310	5,385,633
Wix.com Ltd., ADR(a)	37,990	4,434,953
		22,817,069
Life Sciences Tools & Services (2.1%):
10X Genomics, Inc., Class A(a)	31,260	1,575,505
Adaptive Biotechnologies Corp.(a)	32,790	1,013,211
Genfit, ADR(a)(b)	34,240	596,118
Illumina, Inc.(a)	4,270	1,299,019
NeoGenomics, Inc.(a)	59,760	1,142,611
		5,626,464
Pharmaceuticals (1.6%):
GW Pharmaceuticals PLC, ADR(a)(b)	19,410	2,232,732
Kaleido Biosciences, Inc.(a)(b)	49,780	374,843
MyoKardia, Inc.(a)(b)	16,180	843,787

Security Description	Shares	Value
NGM Biopharmaceuticals, Inc.(a)(b)	51,727	$716,419
		4,167,781
Semiconductors & Semiconductor Equipment (17.7%):
Broadcom, Inc.	14,560	4,019,579
Cohu, Inc.	226,510	3,059,018
Inphi Corp.(a)	34,730	2,120,267
KLA Corp.	30,210	4,816,985
Lam Research Corp.	19,310	4,462,734
Lattice Semiconductor Corp.(a)	195,800	3,580,203
MACOM Technology Solutions Holdings, Inc.(a)(b)	265,120	5,698,754
Marvell Technology Group Ltd.	250,740	6,260,978
MKS Instruments, Inc.	36,610	3,378,371
Monolithic Power Systems, Inc.	20,690	3,219,985
Nvidia Corp.	15,460	2,691,122
Semtech Corp.(a)	21,830	1,061,156
Ultra Clean Holdings, Inc.(a)	139,610	2,043,192
		46,412,344
Software (17.7%):
Anaplan, Inc.(a)(b)	24,360	1,144,920
Cornerstone OnDemand, Inc.(a)	86,490	4,741,382
Coupa Software, Inc.(a)	26,340	3,412,874
DocuSign, Inc., Class A(a)	55,180	3,416,746
Domo, Inc.(a)(b)	95,950	1,533,281
Dropbox, Inc.(a)	117,930	2,378,648
Fair Isaac Corp.(a)	8,020	2,434,230
Paycom Software, Inc.(a)	19,290	4,041,062
Proofpoint, Inc.(a)	29,709	3,833,946
RingCentral, Inc., Class A(a)	78,760	9,896,981
ServiceNow, Inc.(a)	19,460	4,939,921
Slack Technologies, Inc., Class A(a)	65,110	1,545,060
Zendesk, Inc.(a)	40,850	2,977,148
		46,296,199
Total Common Stocks (Cost $212,235,875)		256,796,975

Collateral for Securities Loaned^ (18.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(d)	11,427,878	11,427,878
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(d)	12,977,275	12,977,275
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(d)	382,277	382,277
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(d)	7,236,499	7,236,499
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(d)	6,284,823	6,284,823
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(d)	11,235,959	11,235,959
Total Collateral for Securities Loaned (Cost $49,544,711)		49,544,711
Total Investments (Cost $261,780,586) — 116.7%		306,341,686
Liabilities in excess of other assets — (16.7)%		(43,829,436)
NET ASSETS - 100.00%		$262,512,250

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Illiquid
(d)	Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Small Cap Equity Fund	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)

Biotechnology (14.1%):
Aimmune Therapeutics, Inc.(a)(b)	20,190	$422,779
Allakos, Inc.(a)(b)	5,170	406,517
Amicus Therapeutics, Inc.(a)	60,214	482,916
Apellis Pharmaceuticals, Inc.(a)	23,370	562,983
Arena Pharmaceuticals, Inc.(a)	11,160	510,793
Ascendis Pharma A/S, ADR(a)	6,350	611,632
Audentes Therapeutics, Inc.(a)	15,680	440,451
Bluebird Bio, Inc.(a)(b)	9,717	892,214
Blueprint Medicines Corp.(a)	9,058	665,491
Bridgebio Pharma, Inc.(a)(b)	13,710	294,354
Celyad SA, ADR(a)(b)(c)	10,936	110,344
CytomX Therapeutics, Inc., Class A(a)	34,430	254,093
Epizyme, Inc.(a)(b)	31,040	320,178
Equillium, Inc.(a)(c)	23,647	89,859
Fate Therapeutics, Inc.(a)	41,890	650,552
Gossamer Bio, Inc.(a)	18,540	311,287
Invitae Corp.(a)(b)	23,620	455,157
Iovance Biotherapeutics, Inc.(a)(b)	32,771	596,432
Kura Oncology, Inc.(a)	26,460	401,398
Ligand Pharmaceuticals, Inc.(a)(b)	1,663	165,535
Mirati Therapeutics, Inc.(a)	4,680	364,619
Myovant Sciences Ltd.(a)(b)	40,400	210,080
		9,219,664
Communication Services (1.8%):
Bandwidth, Inc., Class A(a)	11,070	720,768
QuinStreet, Inc.(a)	37,817	476,116
		1,196,884
Communications Equipment (1.5%):
Acacia Communications, Inc.(a)	15,170	992,118

Consumer Discretionary (10.9%):
Arco Platform Ltd., ADR, Class A(a)	17,203	872,020
Dineequity, Inc.	14,780	1,121,211
Eldorado Resorts, Inc.(a)	16,200	645,894
Frontdoor, Inc.(a)	11,940	579,926
Monro, Inc	12,400	979,724
Planet Fitness, Inc., Class A(a)	10,830	626,732
Regis Corp.(a)	15,640	316,241
Steven Madden Ltd.	22,999	823,134
Strategic Education, Inc.	7,660	1,040,840
		7,005,722
Consumer Staples (5.5%):
BJ’s Wholesale Club Holdings, Inc.(a)	37,800	977,886
Freshpet, Inc.(a)	16,260	809,260
Hostess Brands, Inc.(a)(b)	25,460	356,058
Nomad Foods Ltd., ADR(a)	68,060	1,395,230
		3,538,434
Electronic Equipment, Instruments & Components (1.9%):
Itron, Inc.(a)	6,410	474,084
Littelfuse, Inc.	4,317	765,447
		1,239,531
Energy (1.3%):
Matador Resources Co.(a)(b)	12,740	210,592

Security Description	Shares	Value
Newpark Resources, Inc.(a)(b)	81,480	$620,878
		831,470
Financials (5.6%):
eHealth, Inc.(a)	7,891	527,040
Essent Group Ltd.	19,930	950,063
FirstCash, Inc., Class A	13,270	1,216,461
Kemper Corp.	4,200	327,390
LendingTree, Inc.(a)(b)	2,050	636,382
		3,657,336
Health Care Equipment & Supplies (5.5%):
Cryoport, Inc.(a)	20,640	337,567
Glaukos Corp.(a)(b)	8,400	525,084
Insulet Corp.(a)(b)	3,600	593,748
Irhythm Technologies, Inc.(a)	8,370	620,301
Masimo Corp.(a)	7,285	1,083,935
Silk Road Medical, Inc.(a)	12,120	394,264
		3,554,899
Health Care Providers & Services (3.1%):
Hanger, Inc.(a)	25,020	509,908
HealthEquity, Inc.(a)	9,490	542,306
LHC Group, Inc.(a)	8,540	969,802
		2,022,016
Health Care Technology (1.6%):
Health Catalyst, Inc.(a)(b)	16,076	508,645
Inspire Medical System, Inc.(a)	8,380	511,347
		1,019,992
Industrials (14.9%):
Albany International Corp.	9,780	881,765
Armstrong World Industries, Inc.	6,030	583,101
Axon Enterprise, Inc.(a)(b)	15,877	901,496
Azul SA, ADR(a)	20,650	739,683
ESCO Technologies, Inc.	8,630	686,603
FTI Consulting, Inc.(a)	3,930	416,541
Generac Holdings, Inc.(a)	16,260	1,273,808
Mercury Systems, Inc.(a)	9,830	797,901
Simpson Manufacturing Co., Inc.	7,970	552,879
Siteone Landscape Supply, Inc.(a)(b)	15,980	1,182,840
Trex Co., Inc.(a)	8,600	781,998
Watts Water Technologies, Inc., Class A	9,440	884,811
		9,683,426
IT Services (10.5%):
Euronet Worldwide, Inc.(a)	9,317	1,363,077
Evo Payments, Inc.(a)	35,560	999,947
InterXion Holding NV, ADR(a)	20,764	1,691,435
Liveramp Holdings, Inc.(a)	12,312	528,924
Wix.com Ltd., ADR(a)	11,900	1,389,206
WNS Holdings Ltd., ADR(a)	13,985	821,619
		6,794,208
Materials (1.8%):
Ashland Global Holdings, Inc.	6,810	524,711
Ingevity Corp.(a)	7,830	664,297
		1,189,008

Security Description	Shares	Value
Pharmaceuticals (0.9%):
GW Pharmaceuticals PLC, ADR(a)(b)	5,030	$578,601

Semiconductors & Semiconductor Equipment (5.9%):
Advanced Energy Industries, Inc.(a)(b)	13,670	784,795
Cabot Microelectronics Corp.	6,720	948,931
Inphi Corp.(a)	8,740	533,577
Monolithic Power Systems, Inc.	3,538	550,619
Silicon Laboratories, Inc.(a)	9,130	1,016,625
		3,834,547
Software (11.5%):
ACI Worldwide, Inc.(a)	34,970	1,095,435
Cornerstone OnDemand, Inc.(a)	25,972	1,423,785
Coupa Software, Inc.(a)	5,470	708,748
Envestnet, Inc.(a)	12,140	688,338
Everbridge, Inc.(a)(b)	10,630	655,977
Q2 Holdings, Inc.(a)	5,640	444,827
RingCentral, Inc., Class A(a)	12,469	1,566,855
Varonis Systems, Inc.(a)	14,378	859,517
		7,443,482
Total Common Stocks (Cost $55,925,945)		63,801,338

Collateral for Securities Loaned^ (9.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(d)	1,468,390	1,468,390
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(d)	1,667,475	1,667,475
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(d)	49,120	49,120
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(d)	929,832	929,832
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(d)	807,549	807,549
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(d)	1,443,730	1,443,730
Total Collateral for Securities Loaned (Cost $6,366,096)		6,366,096
Total Investments (Cost $62,292,041) — 108.1%		70,167,434
Liabilities in excess of other assets — (8.1)%		(5,279,936)
NET ASSETS - 100.00%		$64,887,498

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Illiquid
(d)	Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS International Fund	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.5%)

Australia (6.0%):

Financials (1.3%):
Macquarie Group Ltd.	20,858	$1,848,488

Health Care (1.5%):
CSL Ltd.	13,288	2,100,525

Materials (1.4%):
BHP Group Ltd.	76,948	1,901,006

Real Estate (1.8%):
Scentre Group	916,860	2,431,935
		8,281,954
Belgium (0.6%):

Information Technology (0.6%):
Melexis NV	11,931	827,377

China (2.2%):

Communication Services (1.3%):
Tencent Holdings Ltd.	42,700	1,786,098

Financials (0.9%):
China Merchants Bank Co. Ltd., Class H	278,500	1,324,624
		3,110,722
Denmark (1.3%):

Consumer Staples (1.3%):
Royal Unibrew A/S	21,329	1,757,617

France (8.4%):

Consumer Discretionary (3.2%):
Cie Generale des Etablissements Michelin SCA	12,822	1,427,443
LVMH Moet Hennessy Louis Vuitton SE	7,510	2,979,255
		4,406,698
Energy (1.5%):
TOTAL SA	38,715	2,015,485

Financials (1.2%):
AXA SA	67,357	1,719,642

Information Technology (1.6%):
Capgemini SE	19,405	2,284,645

Materials (0.9%):
Arkema SA	12,955	1,207,584
		11,634,054
Germany (7.1%):

Financials (1.8%):
Allianz SE	10,628	2,473,559

Health Care (0.7%):
Bayer AG, Registered Shares	13,310	937,601

Industrials (1.5%):
Siemens AG	14,203	1,520,152
Washtec AG	11,541	594,085
		2,114,237
Information Technology (1.9%):
SAP SE	22,086	2,598,575

Real Estate (1.2%):
Vonovia SE	32,331	1,640,093
		9,764,065

Security Description	Shares	Value
Hong Kong (2.6%):

Financials (0.7%):
AIA Group Ltd.	111,600	$1,052,532

Real Estate (1.2%):
CK Asset Holdings Ltd.	248,000	1,680,266

Utilities (0.7%):
HK Electric Investments & HK Electric Investments Ltd.	974,000	928,264
		3,661,062
Ireland (1.0%):

Industrials (1.0%):
Experian PLC	45,017	1,439,314

Italy (4.5%):

Financials (1.0%):
Banca Generali SpA	47,142	1,453,697

Health Care (1.0%):
Recordati SpA	31,214	1,338,545

Utilities (2.5%):
Enel SpA	457,905	3,419,756
		6,211,998
Japan (22.6%):

Communication Services (1.1%):
Nippon Telegraph & Telephone Corp.	30,900	1,478,576

Consumer Discretionary (4.4%):
Hikari Tsushin, Inc.	5,500	1,193,355
Toyota Motor Corp.	55,900	3,754,779
United Arrows Ltd.	39,700	1,162,487
		6,110,621
Consumer Staples (1.1%):
Matsumotokiyoshi Holdings Co. Ltd.	42,000	1,541,475

Financials (3.1%):
Jafco Co. Ltd.	24,400	927,937
Mitsubishi UFJ Financial Group, Inc.	406,400	2,070,026
Tokio Marine Holdings, Inc.	22,700	1,217,959
		4,215,922
Health Care (2.4%):
Hoya Corp.	24,500	2,006,900
Shionogi & Co. Ltd.	23,800	1,327,107
		3,334,007
Industrials (6.5%):
EN-japan, Inc.	36,300	1,402,449
Fuji Electric Co. Ltd.	62,000	1,911,947
Hitachi Construction Machinery Co. Ltd.	60,800	1,477,042
Itochu Corp.	61,400	1,271,993
Kyowa Exeo Corp.	15,800	385,123
OKUMA Corp.	21,500	1,172,829
Sanwa Holdings Corp.	120,900	1,358,696
		8,980,079
Information Technology (1.9%):
Fujitsu Ltd.	13,500	1,085,149
Oracle Corp. Japan	9,800	854,445
Ulvac, Inc.	17,000	688,545
		2,628,139

Security Description	Shares	Value
Materials (0.2%):
DIC Corp.	9,400	$262,638

Real Estate (0.8%):
Sumitomo Realty & Development Co. Ltd.	28,100	1,072,896

Utilities (1.1%):
Chubu Electric Power Co., Inc.	107,800	1,563,925
		31,188,278
Macau (1.2%):

Consumer Discretionary (1.2%):
Wynn Macau Ltd.	863,200	1,682,136

Netherlands (5.5%):

Communication Services (2.0%):
Koninklijke KPN NV	871,923	2,716,921

Financials (1.6%):
ING Groep NV	209,244	2,185,614

Industrials (1.9%):
Wolters Kluwer NV	36,591	2,669,494
		7,572,029
Norway (1.4%):

Energy (0.6%):
Aker BP ASA	29,596	788,878

Financials (0.8%):
SpareBank 1 SMN	103,295	1,119,294
		1,908,172
Russian Federation (0.5%):

Materials (0.5%):
Evraz PLC	113,252	651,699

Spain (2.9%):

Communication Services (1.9%):
Telefonica SA	348,742	2,664,420

Financials (1.0%):
Banco Santander SA (a)	328,729	1,337,355
		4,001,775
Sweden (2.5%):

Industrials (2.5%):
Atlas Copco AB, Class B	99,922	2,706,578
Epiroc AB, Class B	70,002	722,601
		3,429,179
Switzerland (11.2%):

Consumer Staples (3.8%):
Nestle SA, Registered Shares	48,854	5,299,766

Financials (1.7%):
Cembra Money Bank AG	11,610	1,210,232
UBS Group AG, Registered Shares	96,835	1,099,783
		2,310,015
Health Care (5.7%):
Novartis AG	41,019	3,560,807
Roche Holding AG	14,557	4,239,547
		7,800,354
		15,410,135

Security Description	Shares	Value
United Kingdom (15.0%):

Consumer Discretionary (1.1%):
Next PLC	19,528	$1,484,130

Consumer Staples (3.8%):
Britvic PLC	115,075	1,390,073
Diageo PLC	51,147	2,088,950
Unilever PLC	29,460	1,770,246
		5,249,269
Energy (3.0%):
BP PLC	213,890	1,353,814
Royal Dutch Shell PLC, Class A	97,957	2,872,299
		4,226,113
Financials (2.9%):
Close Brothers Group PLC	40,026	692,804
HSBC Holdings PLC	214,082	1,640,021
Legal & General Group PLC	534,159	1,630,096
		3,962,921
Health Care (0.9%):
Smith & Nephew PLC	51,107	1,230,506

Industrials (1.2%):
RELX PLC	68,094	1,616,887

Materials (2.1%):
Croda International PLC	14,391	859,486
Rio Tinto PLC	39,316	2,043,335
		2,902,821
		20,672,647
Total Common Stocks (Cost $130,617,068)		133,204,213

Preferred Stocks (0.3%)

Japan (0.3%):

Consumer Staples (0.3%):
Ito En Ltd.	22,000	448,095
Total Preferred Stocks (Cost $469,419)		448,095

Exchange-Traded Funds (0.5%)

United States (0.5%):
iShares MSCI EAFE ETF	10,487	683,857
Total Exchange-Traded Funds (Cost $661,994)		683,857

Collateral for Securities Loaned^ (0.0%)(b)

United States (0.0%):(b)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04% (c)	4,960	4,960
Fidelity Investments Money Market Government Portfolio, Class I, 1.87% (c)	5,631	5,631
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98% (c)	166	166
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06% (c)	3,141	3,141
JPMorgan Prime Money Market Fund, Capital Class, 2.04% (c)	2,728	2,728
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04% (c)	4,876	4,876
Total Collateral for Securities Loaned (Cost $21,502)		21,502

Total Investments (Cost $131,769,984) — 97.3%		134,357,667

Security Description	Shares	Value
Other assets in excess of liabilities — 2.7%		3,734,523
NET ASSETS - 100.00%		$138,092,190

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rate disclosed is the daily yield on September 30, 2019.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Global Fund	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.5%)

Australia (2.2%):

Financials (0.8%):
Macquarie Group Ltd.	5,961	$528,279

Health Care (1.4%):
CSL Ltd.	5,476	865,628
		1,393,907
Belgium (0.4%):

Information Technology (0.4%):
Melexis NV	3,871	268,441

Bermuda (0.6%):

Industrials (0.6%):
Triton International Ltd.	10,688	361,682

Canada (2.4%):

Energy (0.7%):
Parex Resources, Inc. (a)	27,760	425,400

Industrials (1.0%):
Canadian Pacific Railway Ltd.	2,932	651,649

Materials (0.7%):
Kirkland Lake Gold Ltd. (b)	9,642	431,987
		1,509,036
China (2.7%):

Communication Services (1.3%):
Tencent Holdings Ltd.	20,200	844,946

Consumer Staples (0.7%):
Foshan Haitan Flavouring	26,941	415,458

Financials (0.7%):
Industrial & Commercial Bank of China Ltd., Class H	681,000	456,238
		1,716,642
Denmark (0.9%):

Consumer Staples (0.9%):
Royal Unibrew A/S	6,998	576,671

France (5.1%):

Consumer Discretionary (1.9%):
Cie Generale des Etablissements Michelin SCA	3,054	339,995
LVMH Moet Hennessy Louis Vuitton SE	2,185	866,800
		1,206,795
Energy (1.0%):
TOTAL SA	12,137	631,846

Financials (1.3%):
BNP Paribas SA	18,180	883,733

Materials (0.9%):
Arkema SA	6,165	574,663
		3,297,037
Germany (0.4%):

Industrials (0.4%):
Washtec AG	5,124	263,763

Security Description	Shares	Value
Hong Kong (0.7%):

Energy (0.7%):
CNOOC Ltd.	295,957	$453,160

India (0.9%):

Consumer Staples (0.9%):
Nestle India Ltd.	2,830	554,957

Indonesia (0.7%):

Communication Services (0.7%):
PT Telekomunikasi Indonesia Persero TBK	1,442,300	435,715

Ireland (1.0%):

Industrials (1.0%):
Eaton Corp. PLC, ADR	7,521	625,371

Italy (3.4%):

Financials (1.0%):
Banca Generali SpA	20,473	631,317

Health Care (0.7%):
Recordati SpA	10,312	442,208

Utilities (1.7%):
Enel SpA	146,882	1,096,954
		2,170,479
Japan (7.9%):

Consumer Discretionary (2.0%):
Hikari Tsushin, Inc.	1,600	347,158
Toyota Motor Corp.	11,000	738,865
United Arrows Ltd.	7,000	204,973
		1,290,996
Financials (1.5%):
Jafco Co. Ltd.	9,100	346,074
Resona Holdings, Inc.	135,296	582,279
		928,353
Health Care (1.6%):
As One Corp.	5,979	496,357
Hoya Corp.	6,500	532,443
		1,028,800
Industrials (1.8%):
EN-japan, Inc.	7,200	278,172
Hitachi Construction Machinery Co. Ltd.	20,700	502,874
Kyowa Exeo Corp.	5,300	129,187
OKUMA Corp.	4,900	267,296
		1,177,529
Information Technology (0.5%):
Ulvac, Inc.	7,500	303,770

Materials (0.5%):
DIC Corp.	11,300	315,724
		5,045,172
Korea, Republic Of (0.9%):

Information Technology (0.9%):
Samsung Electronics Co. Ltd.	13,705	561,209

Macau (0.7%):

Consumer Discretionary (0.7%):
Wynn Macau Ltd.	248,400	484,062

Security Description	Shares	Value
Mexico (0.4%):

Industrials (0.4%):
Promotora y Operadora de Infraestructura SAB de CV	27,674	$248,170

Netherlands (1.0%):

Industrials (1.0%):
Wolters Kluwer NV	9,256	675,271

Norway (1.6%):

Energy (0.6%):
Aker BP ASA	14,384	383,404

Financials (1.0%):
SpareBank 1 SMN	57,950	627,940
		1,011,344
Russian Federation (0.5%):

Materials (0.5%):
Evraz PLC	59,238	340,880

Singapore (1.7%):

Financials (1.7%):
Singapore Exchange Ltd.	173,100	1,062,244

Sweden (1.6%):

Industrials (1.6%):
Atlas Copco AB, Class B	28,698	777,340
Nolato AB, Class B	4,825	257,523
		1,034,863
Switzerland (1.9%):

Health Care (1.9%):
Roche Holding AG	4,138	1,205,141

Taiwan (0.7%):

Financials (0.7%):
Cathay Financial Holding Co. Ltd.	346,000	456,069

United Kingdom (5.2%):

Consumer Discretionary (0.7%):
Next PLC	5,941	451,517

Consumer Staples (1.6%):
Britvic PLC	26,449	319,496
Diageo PLC	8,500	347,158
Unilever PLC	6,050	363,543
		1,030,197
Financials (0.8%):
Close Brothers Group PLC	9,865	170,752
HSBC Holdings PLC	43,682	334,635
		505,387
Industrials (0.5%):
RELX PLC	15,193	360,757

Materials (1.6%):
Croda International PLC	4,430	264,576
Rio Tinto PLC	14,202	738,108
		1,002,684
		3,350,542

Security Description	Shares	Value
United States (51.0%):

Communication Services (5.4%):
Alphabet, Inc., Class C (a)	1,003	$1,222,657
Facebook, Inc., Class A (a)	5,869	1,045,152
Verizon Communications, Inc.	20,117	1,214,262
		3,482,071
Consumer Discretionary (5.9%):
Amazon.com, Inc. (a)	700	1,215,137
McDonald’s Corp.	4,365	937,209
Ross Stores, Inc.	6,271	688,869
The TJX Cos., Inc.	17,175	957,335
		3,798,550
Consumer Staples (5.2%):
Colgate-Palmolive Co.	13,769	1,012,159
PepsiCo, Inc.	9,473	1,298,748
The Estee Lauder Cos., Inc., Class A	5,093	1,013,253
		3,324,160
Energy (1.7%):
ConocoPhillips	8,137	463,646
Phillips 66	6,296	644,711
		1,108,357
Financials (8.8%):
Bank of America Corp.	41,228	1,202,621
CME Group, Inc.	1,801	380,623
JPMorgan Chase & Co.	13,085	1,539,973
MSCI, Inc.	3,609	785,860
The PNC Financial Services Group, Inc.	5,925	830,448
The Progressive Corp.	11,495	887,989
		5,627,514
Health Care (6.1%):
Amedisys, Inc. (a)	4,417	578,671
Amgen, Inc.	3,991	772,298
CVS Health Corp.	12,076	761,633
Eli Lilly & Co.	5,873	656,778
Johnson & Johnson	8,683	1,123,407
		3,892,787
Industrials (3.7%):
3M Co. (b)	3,031	498,296
HD Supply Holdings, Inc. (a)	14,101	552,407
Honeywell International, Inc.	7,628	1,290,658
		2,341,361
Information Technology (11.8%):
Apple, Inc.	7,949	1,780,337
Cisco Systems, Inc.	18,595	918,779
Mastercard, Inc., Class A	5,086	1,381,205
Microsoft Corp.	16,835	2,340,570
Texas Instruments, Inc.	8,798	1,137,053
		7,557,945
Real Estate (1.1%):
Liberty Property Trust	13,307	683,048

Utilities (1.3%):
MGE Energy, Inc.	10,599	846,542
		32,662,335
Total Common Stocks (Cost $50,647,433)		61,764,162

Security Description	Shares	Value
Preferred Stocks (0.6%)

Brazil (0.6%):

Financials (0.6%):
Itau Unibanco Holding S.A.	47,815	$403,158
Total Preferred Stocks (Cost $343,090)		403,158

Exchange-Traded Funds (0.5%)

United States (0.5%):
iShares MSCI ACWI ETF (b)	4,300	317,125
Total Exchange-Traded Funds (Cost $315,898)		317,125

Collateral for Securities Loaned^ (1.5%)

United States (1.5%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04% (c)	224,273	224,273
Fidelity Investments Money Market Government Portfolio, Class I, 1.87% (c)	254,679	254,679
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98% (c)	7,502	7,502
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06% (c)	142,016	142,016
JPMorgan Prime Money Market Fund, Capital Class, 2.04% (c)	123,339	123,339
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04% (c)	220,505	220,505
Total Collateral for Securities Loaned (Cost $972,314)		972,314
Total Investments (Cost $52,278,735) — 99.1%		63,456,759
Other assets in excess of liabilities — 0.9%		575,584
NET ASSETS - 100.00%		$64,032,343

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Sophus Emerging Markets Fund	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.2%)

Australia (0.6%):

Materials (0.6%):
BHP Billiton Ltd. ADR (a)	43,283	$2,137,315

Brazil (5.7%):

Consumer Discretionary (0.7%):
Grupo SBF SA (b)	452,700	2,459,308

Energy (1.8%):
Cosan Ltd., Class A (b)	179,476	2,674,192
Petroleo Brasileiro SA, ADR	258,532	3,740,958
		6,415,150
Financials (0.6%):
Banco Bradesco SA, ADR	268,109	2,182,407

Health Care (0.8%):
Qualicorp SA	394,600	2,953,849

Industrials (0.5%):
Companhia de Locacao das Americas	140,900	1,719,451

Real Estate (0.6%):
Aliansce Sonae Shopping Centers SA (b)	240,154	2,282,694

Utilities (0.7%):
Eneva SA (b)	335,800	2,478,936
		20,491,795
Chile (1.3%):

Financials (0.6%):
Banco de Credito e Inversiones SA	30,749	1,937,293

Real Estate (0.7%):
Parque Arauco SA	915,842	2,614,245
		4,551,538
China (26.3%):

Communication Services (6.3%):
Momo, Inc., ADR	61,866	1,916,609
Tencent Holdings Ltd.	428,615	17,928,532
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,002,300	2,533,390
		22,378,531
Consumer Discretionary (7.1%):
Alibaba Group Holding Ltd., ADR (b)	111,440	18,636,111
Baozun, Inc., ADR (a)(b)	53,659	2,291,240
JD.com, Inc., ADR (b)	85,087	2,400,304
Tongcheng-Elong Holdings Ltd. (b)	1,292,000	1,981,376
		25,309,031
Consumer Staples (2.0%):
China Mengniu Dairy Co. Ltd.	676,000	2,530,517
Wuliangye Yibin Co. Ltd., Class A	143,350	2,609,087
Yihai International Holding Ltd.	334,000	1,985,360
		7,124,964
Energy (1.4%):
China Oilfield Services Ltd., Class H	2,384,000	2,850,800
PetroChina Co. Ltd., Class H	4,594,000	2,356,562
		5,207,362
Financials (5.8%):
China Construction Bank Corp., Class H	9,538,857	7,268,406
China Galaxy Securities Co. Ltd.	3,772,500	2,008,417

Security Description	Shares	Value
China Merchants Bank Co. Ltd., Class H	671,500	3,193,843
Ping An Insurance Group Co. of China Ltd.	712,500	$8,189,482
		20,660,148
Industrials (0.8%):
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	4,430,000	3,000,446

Information Technology (1.1%):
Beijing Sinnet Technology Co. Ltd., Class A	915,600	2,383,657
Kingdee International Software Group Co. Ltd.	1,434,000	1,510,154
		3,893,811
Materials (0.7%):
Anhui Conch Cement Co. Ltd., Class H	455,500	2,703,160

Real Estate (1.1%):
China SCE Group Holdings Ltd.	3,894,000	1,794,581
Sunac China Holdings Ltd.	499,000	2,005,874
		3,800,455
		94,077,908
Cyprus (0.6%):

Financials (0.6%):
TCS Group Holding PLC, GDR	112,142	1,960,806

Greece (1.0%):

Communication Services (0.6%):
Hellenic Telecommunications Organization SA	171,144	2,357,582

Industrials (0.4%):
Mytilineos Holdings SA	131,782	1,376,099
		3,733,681
Hong Kong (4.2%):

Consumer Discretionary (0.5%):
Xinyi Glass Holdings Ltd.	1,574,000	1,733,819

Energy (0.6%):
Kunlun Energy Co. Ltd.	2,634,000	2,269,715

Health Care (1.2%):
CSPC Pharmaceutical Group Ltd.	2,074,000	4,162,257

Industrials (0.4%):
CIMC Enric Holdings Ltd.	2,300,000	1,325,535

Information Technology (0.6%):
Kingboard Laminates Holdings Ltd.	2,289,500	2,064,963

Real Estate (0.9%):
Shimao Property Holdings Ltd.	1,162,000	3,393,677
		14,949,966
India (9.6%):

Consumer Discretionary (0.8%):
Aditya Birla Fashion and Retail Ltd. (b)	454,953	1,358,036
The Indian Hotels Co. Ltd.	598,202	1,349,844
		2,707,880
Energy (2.1%):
Petronet LNG Ltd.	537,435	1,972,563
Reliance Industries Ltd.	300,183	5,652,618
		7,625,181
Financials (2.9%):
Axis Bank Ltd.	284,699	2,755,410
Cholamandalam Investment and Finance Co. Ltd.	480,235	2,087,880
Housing Development Finance Corp. Ltd.	152,153	4,247,386

Security Description	Shares	Value
REC Ltd.	697,280	$1,213,350
		10,304,026
Industrials (0.9%):
Adani Ports & Special Economic Zone Ltd.	529,952	3,098,958

Information Technology (1.8%):
HCL Technologies Ltd.	139,429	2,126,618
Infosys Ltd., ADR	385,534	4,383,521
		6,510,139
Materials (1.1%):
Ultra Tech Cement Ltd.	38,542	2,363,226
UPL Ltd.	203,765	1,737,635
		4,100,861
		34,347,045
Indonesia (1.9%):

Financials (0.9%):
PT Bank Negara Indonesia Persero TBK	5,875,200	3,041,441

Industrials (0.5%):
PT Wijaya Karya Persero TBK	13,688,000	1,856,520

Materials (0.5%):
PT Indocement Tunggal Prakarsa TBK	1,455,900	1,919,324
		6,817,285
Korea, Republic Of (13.5%):

Communication Services (0.4%):
Innocean Worldwide, Inc.	23,902	1,329,213

Consumer Discretionary (2.0%):
Fila Korea Ltd.	31,028	1,501,315
Hyundai Mobis Co. Ltd.	20,253	4,262,637
Kia Motors Corp.	39,230	1,495,915
		7,259,867
Consumer Staples (0.5%):
NeoPharm Co. Ltd.	39,714	1,730,160

Energy (0.9%):
SK Innovation Co. Ltd.	22,551	3,123,085

Financials (1.0%):
Hana Financial Group, Inc.	117,951	3,472,556

Industrials (0.5%):
Samsung Engineering Co. Ltd. (b)	140,004	1,964,197

Information Technology (7.5%):
DuzonBizon Co. Ltd.	32,196	1,759,072
Samsung Electro-Mechanics Co. Ltd.	56,341	4,848,743
Samsung Electronics Co. Ltd.	353,857	14,490,158
SK Hynix, Inc.	84,039	5,772,550
		26,870,523
Materials (0.7%):
Ssangyong Cement Industrial Co. Ltd.	473,113	2,414,223
		48,163,824
Malaysia (0.5%):

Financials (0.5%):
AMMB Holdings Berhad	1,706,800	1,687,817

Mexico (2.4%):

Communication Services (0.6%):
America Movil, Series L, ADR (a)	155,763	2,314,638

Security Description	Shares	Value
Consumer Staples (0.3%):
Grupo Lala SAB de CV	989,293	$1,134,646

Financials (0.5%):
Gentera SAB de CV	1,980,392	1,634,017

Industrials (0.5%):
Controladora Vuela Compania de Aviacion, ADR (b)	161,069	1,612,301

Real Estate (0.5%):
Corporacion Inmobiliaria Vesta SAB de CV	1,217,878	1,870,857
		8,566,459
Netherlands (0.5%):

Consumer Discretionary (0.5%):
Prosus NV (b)	24,211	1,777,039

Peru (1.1%):

Financials (1.1%):
Credicorp Ltd.	19,044	3,969,531

Philippines (0.9%):

Financials (0.9%):
BDO Unibank, Inc.	1,222,650	3,374,499

Poland (1.2%):

Communication Services (0.7%):
CD Projekt SA	42,729	2,600,864

Energy (0.5%):
Grupa Lotos SA	81,786	1,807,344
		4,408,208
Russian Federation (3.8%):

Energy (1.7%):
LUKOIL PJSC, ADR	38,221	3,157,142
LUKOIL PJSC ADR	34,292	2,836,977
		5,994,119
Financials (1.4%):
Sberbank of Russia PJSC, ADR	360,245	5,109,500

Materials (0.7%):
MMC Norilsk Nickel PJSC, ADR	94,612	2,421,121
		13,524,740
Saudi Arabia (0.3%):

Consumer Discretionary (0.3%):
Leejam Sports Co. JSC	55,699	1,210,326

South Africa (4.2%):

Communication Services (1.0%):
Naspers Ltd.	24,211	3,667,585

Consumer Staples (0.8%):
The SPAR Group Ltd.	207,340	2,617,979

Financials (1.6%):
Liberty Holdings Ltd.	455,054	3,377,475
Nedbank Group Ltd. (a)	162,871	2,441,698
		5,819,173
Materials (0.8%):
AngloGold Ashanti Ltd.	152,469	2,820,741
		14,925,478

Security Description	Shares	Value
Taiwan (9.9%):

Consumer Discretionary (0.6%):
Giant Manufacturing Co. Ltd.	294,000	$1,999,924

Financials (2.3%):
Chailease Holding Co. Ltd.	556,200	2,246,363
Fubon Financial Holding Co. Ltd.	1,722,000	2,472,424
Yuanta Financial Holding Co. Ltd.	6,013,000	3,588,101
		8,306,888
Industrials (0.7%):
Far Eastern New Century Corp.	2,669,000	2,461,489

Information Technology (6.3%):
Globalwafers Co. Ltd.	431,000	4,346,974
Nanya Technology Corp.	1,233,000	3,202,732
Phison Electronics Corp.	150,000	1,334,077
Taiwan Semiconductor Manufacturing Co. Ltd.	1,543,998	13,713,735
		22,597,518
		35,365,819
Thailand (4.0%):

Communication Services (0.1%):
Major Cineplex Group PCL	397,200	310,569

Consumer Discretionary (0.8%):
Com7 PCL (a)	3,375,200	2,693,155

Consumer Staples (0.4%):
CP All PCL	515,600	1,368,725

Energy (1.0%):
PTT Exploration & Production PCL	885,100	3,503,975

Financials (0.6%):
Siam Commercial Bank PCL	560,800	2,164,765

Industrials (0.5%):
Gunkul Engineering PCL	19,056,400	1,932,658

Materials (0.6%):
Tipco Asphalt PCL	3,169,200	2,187,905
		14,161,752
Turkey (1.3%):

Consumer Staples (0.8%):
BIM Birlesik Magazalar AS (a)	318,865	2,779,286

Energy (0.5%):
Tupras Turkiye Petrol Rafinerileri AS	78,129	1,986,816
		4,766,102
United Arab Emirates (0.5%):

Real Estate (0.5%):
Aldar Properties PJSC	3,243,710	1,848,224

United Kingdom (1.3%):

Communication Services (0.3%):
Airtel Africa PLC (b)(c)	1,888,060	1,167,766

Materials (1.0%):
Anglo American PLC	61,435	1,411,613
Antofagasta PLC	198,141	2,186,948
		3,598,561
		4,766,327

Security Description	Shares	Value
United States (0.6%):

Industrials (0.6%):
Bizlink Holding, Inc.	289,000	$1,998,351
Total Common Stocks (Cost $327,287,397)		347,581,835

Preferred Stocks (2.0%)

Brazil (2.0%):

Financials (1.6%):
Itau Unibanco Holding S.A.	670,100	5,650,027

Industrials (0.4%):
Randon SA Implementos e Participacoes	628,200	1,450,065
		7,100,092
Total Preferred Stocks (Cost $6,903,707)		7,100,092

Collateral for Securities Loaned^ (1.8%)

United States (1.8%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04% (d)	1,497,630	1,497,630
Fidelity Investments Money Market Government Portfolio, Class I, 1.87% (d)	1,700,680	1,700,680
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98% (d)	50,098	50,098
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06% (d)	948,348	948,348
JPMorgan Prime Money Market Fund, Capital Class, 2.04% (d)	823,630	823,630
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04% (d)	1,472,479	1,472,479
Total Collateral for Securities Loaned (Cost $6,492,865)		6,492,865
Total Investments (Cost $340,683,969) — 101.0%		361,174,792
Liabilities in excess of other assets — (1.0)%		(3,739,053)
NET ASSETS - 100.00%		$357,435,739

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $1,167,766 and amounted to 0.3% of net assets.

(d)	Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

GDR—Global Depository Receipt

PCL—Public Company Limited

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Sophus Emerging Markets Small Cap Fund	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.7%)

Brazil (5.1%):

Consumer Discretionary (1.0%):
Grupo SBF SA (a)	9,000	$48,893

Energy (0.5%):
Cosan Ltd., Class A (a)	1,587	23,646

Financials (0.7%):
Banco ABC Brasil SA	8,408	36,226

Health Care (0.8%):
Qualicorp SA	5,800	43,417

Industrials (0.6%):
Companhia de Locacao das Americas	2,400	29,288

Real Estate (0.8%):
Aliansce Sonae Shopping Centers SA (a)	4,414	41,955

Utilities (0.7%):
Eneva SA (a)	4,900	36,173
		259,598
Canada (0.7%):

Energy (0.7%):
Parex Resources, Inc. (a)	2,187	33,514

Chile (0.8%):

Real Estate (0.8%):
Parque Arauco SA	13,645	38,949

China (11.5%):

Communication Services (0.8%):
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	16,194	40,931

Consumer Discretionary (1.2%):
Baozun, Inc., ADR (a)(b)	738	31,513
Tongcheng-Elong Holdings Ltd. (a)	17,200	26,377
		57,890
Consumer Staples (1.2%):
Anhui Kouzi Distillery Co. Ltd., Class A	4,100	32,073
Ausnutria Dairy Corp. Ltd.	23,000	30,028
		62,101
Energy (0.8%):
China Suntien Green Energy Corp., Ltd.	141,000	38,688

Health Care (2.0%):
Livzon Pharmaceutical Group, Inc.	11,310	29,000
Luye Pharma Group Ltd. (c)	46,000	32,815
Shandong Weigao Group Medical Polymer Co. Ltd., Class H (b)	40,000	41,193
		103,008
Industrials (1.2%):
Shenzhen Expressway Co. Ltd., Class H	24,000	31,301
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	43,200	29,260
		60,561
Information Technology (1.6%):
Beijing Sinnet Technology Co. Ltd., Class A	13,700	35,666
Kingdee International Software Group Co. Ltd.	42,000	44,231
		79,897
Materials (0.8%):
West China Cement Ltd.	242,000	39,556

Security Description	Shares	Value
Real Estate (1.9%):
China SCE Group Holdings Ltd.	90,000	$41,477
Times Property Holdings Ltd.	20,000	31,153
Yuzhou Properties Co. Ltd.	63,000	25,083
		97,713
		580,345
Cyprus (0.8%):

Financials (0.8%):
TCS Group Holding PLC, GDR	2,468	43,153

Egypt (0.8%):

Health Care (0.8%):
Cleopatra Hospital (a)	109,599	40,860

Greece (2.0%):

Industrials (1.1%):
Mytilineos Holdings SA	5,393	56,315

Utilities (0.9%):
Terna Energy SA	5,311	42,930
		99,245
Hong Kong (1.9%):

Communication Services (0.6%):
CITIC Telecom International Holdings Ltd.	87,000	31,619

Consumer Discretionary (0.5%):
Stella International Holdings Ltd.	15,000	23,357

Information Technology (0.8%):
Kingboard Laminates Holdings Ltd.	46,500	41,940
		96,916
India (14.0%):

Consumer Discretionary (2.4%):
Aditya Birla Fashion and Retail Ltd. (a)	19,881	59,345
The Indian Hotels Co. Ltd.	28,036	63,263
		122,608
Energy (1.0%):
Petronet LNG Ltd.	13,893	50,992

Financials (3.7%):
Cholamandalam Investment and Finance Co. Ltd.	12,730	55,345
Federal Bank Ltd.	23,013	29,395
Manappuram Finance Ltd.	32,600	65,036
REC Ltd.	21,302	37,068
		186,844
Health Care (1.1%):
Alkem Laboratories Ltd.	1,966	52,854

Industrials (2.5%):
Engineers India Ltd.	38,150	63,233
PNC Infratech Ltd.	23,539	63,482
		126,715
Information Technology (1.8%):
NIIT Technologies Ltd. (a)	2,313	45,551
Zensar Technologies Ltd.	14,460	44,797
		90,348
Materials (0.4%):
JK Lakshmi Cement Ltd.	5,100	21,836

Security Description	Shares	Value
Utilities (1.1%):
CESC Ltd.	5,041	$53,110
		705,307
Indonesia (3.9%):

Consumer Discretionary (1.0%):
PT Mitra Adiperkasa TBK	707,200	51,311

Industrials (0.7%):
PT Wijaya Karya Persero TBK	245,200	33,257

Materials (1.5%):
Merdeka Copper Gold Tbk PT (a)	97,000	42,566
PT Indocement Tunggal Prakarsa TBK	26,700	35,199
		77,765
Real Estate (0.7%):
Bekasi Fajar Industrial Estate Tbk PT	2,031,400	36,629
		198,962
Korea, Republic Of (14.9%):

Communication Services (1.7%):
AfreecaTV Co. Ltd.	807	43,305
Innocean Worldwide, Inc.	784	43,599
		86,904
Consumer Discretionary (1.5%):
Fila Korea Ltd.	749	36,241
Hyosung Tnc Co., Ltd.	329	43,461
		79,702
Consumer Staples (0.8%):
NeoPharm Co. Ltd.	858	37,379

Financials (0.8%):
DGB Financial Group, Inc.	6,638	41,327

Health Care (3.5%):
Caregen Co. Ltd. (d)(f)	571	32,871
Dong-A ST Co. Ltd.	459	32,230
Hanall Biopharma Co. Ltd. (a)	1,347	29,349
I-Sens, Inc.	1,876	43,115
Seegene, Inc. (a)	2,393	40,868
		178,433
Industrials (0.8%):
Samsung Engineering Co. Ltd. (a)	2,881	40,419

Information Technology (4.0%):
DuzonBizon Co. Ltd.	813	44,419
HyVision System, Inc.	4,986	33,525
Tes Co. Ltd.	2,551	40,535
Tokai Carbon Korea Co. Ltd.	584	26,276
Unitest, Inc.	4,678	54,939
		199,694
Materials (1.8%):
Hansol Chemical Co. Ltd.	672	44,711
Ssangyong Cement Industrial Co. Ltd.	8,767	44,737
		89,448
		753,306
Malaysia (1.7%):

Consumer Discretionary (0.7%):
Bermaz Auto BHD	70,100	38,194

Financials (1.0%):
RHB Capital Berhad	36,400	49,063
		87,257

Security Description	Shares	Value
Mexico (3.3%):

Consumer Staples (0.6%):
Grupo Lala SAB de CV	27,652	$31,715

Financials (1.0%):
Gentera SAB de CV	58,326	48,125

Industrials (0.9%):
Controladora Vuela Compania de Aviacion, ADR (a)	4,684	46,887

Real Estate (0.8%):
Macquarie Mexico Real Estate Management SA de CV (c)	33,112	41,635
		168,362
Peru (1.3%):

Financials (0.7%):
Intercorp Financial Services, Inc.	882	36,162

Industrials (0.6%):
Ferreycorp SAA	51,229	32,096
		68,258
Philippines (1.9%):

Consumer Discretionary (1.0%):
Bloomberry Resorts Corp.	246,000	51,537

Industrials (0.9%):
Cebu Air, Inc.	25,220	43,810
		95,347
Poland (1.7%):

Communication Services (1.0%):
CD Projekt SA	795	48,391

Energy (0.7%):
Grupa Lotos SA	1,666	36,816
		85,207
Saudi Arabia (1.5%):

Consumer Discretionary (0.8%):
Leejam Sports Co. JSC	1,979	43,003

Financials (0.7%):
Bupa Arabia for Cooperative Insurance Co.	1,231	34,954
		77,957
South Africa (3.2%):

Consumer Staples (0.8%):
The SPAR Group Ltd.	3,206	40,481

Financials (0.7%):
Liberty Holdings Ltd.	4,862	36,086

Materials (1.7%):
African Rainbow Minerals Ltd.	5,454	50,753
AngloGold Ashanti Ltd.	1,799	33,282
		84,035
		160,602
Taiwan (14.6%):

Consumer Discretionary (3.4%):
Giant Manufacturing Co. Ltd.	5,000	34,012
Power Wind Health Industry, Inc.	6,692	51,744
Poya Co. Ltd.	4,000	56,756
Topkey Corp.	7,000	31,257
		173,769

Security Description	Shares	Value
Financials (1.9%):
Chailease Holding Co. Ltd.	11,330	$45,759
China Life Insurance Co. Ltd. (a)	62,000	49,157
		94,916
Health Care (1.2%):
Bioteque Corp.	15,000	61,310

Industrials (1.0%):
Taiwan Secom Co., Ltd.	18,000	51,047

Information Technology (6.1%):
First Hi-Tec Enterprise Co. Ltd.	33,000	43,860
Flexium Interconnect, Inc.	18,000	54,811
Phison Electronics Corp.	4,000	35,575
Sino-American Silicon Products, Inc.	23,000	60,771
Taiwan Union Technology Corp.	14,000	63,952
Wistron Corp.	60,000	48,424
		307,393
Materials (1.0%):
Shinkong Synthetic Fibers Corp.	130,000	47,705
		736,140
Taiwan, Province Of China (1.5%):

Information Technology (1.5%):
Holy Stone Enterprise Co. Ltd.	12,000	35,272
Supreme Electronics Co., Ltd.	41,000	38,318
		73,590
Thailand (4.9%):

Communication Services (0.6%):
Major Cineplex Group PCL	37,200	29,086

Consumer Discretionary (1.6%):
Com7 PCL	56,500	45,083
Somboon Advance Technology PCL	68,100	37,452
		82,535
Financials (1.0%):
Kiatnakin Bank PCL	24,000	51,789

Industrials (0.9%):
Gunkul Engineering PCL	415,800	42,170

Materials (0.8%):
Tipco Asphalt PCL	58,700	40,524
		246,104
Turkey (2.5%):

Consumer Discretionary (0.9%):
Kordsa Teknik Tekstil AS	19,545	43,998

Consumer Staples (0.9%):
BIM Birlesik Magazalar AS	5,110	44,540

Energy (0.7%):
Tupras Turkiye Petrol Rafinerileri AS	1,531	38,933
		127,471
United Arab Emirates (0.7%):

Real Estate (0.7%):
Aldar Properties PJSC	58,267	33,200

United Kingdom (0.5%):

Communication Services (0.5%):
Airtel Africa PLC (a)(c)	39,560	24,468

Security Description	Shares	Value
United States (1.0%):

Industrials (1.0%):
Bizlink Holding, Inc.	7,000	$48,404
Total Common Stocks (Cost $4,701,219)		4,882,522

Preferred Stocks (0.8%)

Brazil (0.8%):

Industrials (0.8%):
Randon SA Implementos e Participacoes	17,400	40,164
Total Preferred Stocks (Cost $33,027)		40,164

Collateral for Securities Loaned^ (0.8%)

United States (0.8%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04% (e)	9,337	9,337
Fidelity Investments Money Market Government Portfolio, Class I, 1.87% (e)	10,603	10,602
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98% (e)	312	312
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06% (e)	5,912	5,912
JPMorgan Prime Money Market Fund, Capital Class, 2.04% (e)	5,135	5,135
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04% (e)	9,180	9,180
Total Collateral for Securities Loaned (Cost $40,478)		40,478
Total Investments (Cost $4,774,724) — 98.3%		4,963,164
Other assets in excess of liabilities — 1.7%		86,180
NET ASSETS - 100.00%		$5,049,344

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $98,918 and amounted to 2.0% of net assets.

(d)	Security was fair valued using significant unobservable inputs as of March 31, 2019.
(e)	Rate disclosed is the daily yield on September 30, 2019.
(f)	Illiquid

ADR—American Depositary Receipt

GDR—Global Depository Receipt

PCL—Public Company Limited

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Partners Fund	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (95.3%)

Banks (10.9%):
Associated Bancorp, Class A	303,267	$6,141,157
Atlantic Union Bankshares Corp.	128,030	4,768,477
Columbia Banking System, Inc.(a)	129,146	4,765,487
First Hawaiian, Inc.	429,410	11,465,246
Synovus Financial Corp.	107,189	3,833,079
TCF Financial Corp.	160,985	6,128,699
UMB Financial Corp.	100,262	6,474,920
Veritex Holdings, Inc.	97,160	2,357,587
		45,934,652
Capital Markets (2.3%):
Federated Investors, Inc., Class B(a)	155,750	5,047,858
PJT Partners, Inc.	106,520	4,335,364
		9,383,222
Consumer Discretionary (5.2%):
Dineequity, Inc.	35,570	2,698,340
Expedia, Inc.	30,992	4,165,635
Penske Automotive Group, Inc.(a)	220,351	10,418,195
Wolverine World Wide, Inc.(a)	159,310	4,502,101
		21,784,271
Consumer Staples (7.8%):
Hostess Brands, Inc.(a)(b)	932,671	13,043,403
Nomad Foods Ltd., ADR(b)	262,670	5,384,735
Performance Food Group Co.(b)	73,495	3,381,505
Primo Water Corp.(a)(b)	146,040	1,793,371
TreeHouse Foods, Inc.(a)(b)	159,650	8,852,593
		32,455,607
Energy (5.6%):
Delek US Holdings, Inc.(a)	36,840	1,337,292
Kosmos Energy Ltd.	1,143,047	7,132,614
Magnolia Oil & Gas Corp.(a)(b)	525,050	5,828,055
RPC, Inc.(a)	624,350	3,502,604
SRC Energy, Inc.(b)	1,182,640	5,511,102
		23,311,667
Health Care (0.4%):
NuVasive, Inc.(b)	23,570	1,493,867

Industrials (10.8%):
American Woodmark Corp.(b)	48,390	4,302,355
Atkore International Group, Inc.(a)(b)	281,410	8,540,794
Kennametal, Inc.	114,930	3,532,948
Regal Beloit Corp.	46,818	3,410,691
Rexnord Corp.(b)	128,700	3,481,335
Rush Enterprises, Inc., Class A	187,210	7,222,562
SkyWest, Inc.	160,930	9,237,382
The Timken Co.	82,960	3,609,590
Welbilt, Inc.(b)	107,130	1,806,212
		45,143,869
Information Technology (8.5%):
Euronet Worldwide, Inc.(b)	90,260	13,205,038
NCR Corp.(b)	185,060	5,840,494
Verint Systems, Inc.(b)	376,400	16,102,392
		35,147,924

Security Description	Shares	Value
Insurance (18.5%):
Argo Group International Holdings Ltd.	82,930	$5,825,003
Axis Capital Holdings Ltd., Class A	273,170	18,225,903
Globe Life, Inc.	108,130	10,354,529
Mercury General Corp.	76,820	4,292,702
Primerica, Inc.	52,963	6,738,482
ProAssurance Corp.	148,540	5,981,706
Stewart Information Services	151,220	5,865,824
The Hanover Insurance Group, Inc.	50,030	6,781,066
White Mountains Insurance Group Ltd.	12,310	13,294,800
		77,360,015
Materials (5.5%):
Crown Holdings, Inc.(b)	102,030	6,740,102
Graphic Packaging Holding Co.	752,580	11,100,555
Summit Materials, Inc., Class A(b)	229,967	5,105,267
		22,945,924
Mortgage Real Estate Investment Trusts (1.0%):
Redwood Trust, Inc.(a)	249,930	4,101,351

Real Estate (10.0%):
American Assets Trust, Inc.	108,090	5,052,127
Equity Commonwealth	487,411	16,693,827
Kennedy-Wilson Holdings, Inc.	371,370	8,140,430
Spirit Realty Capital, Inc.(a)	155,106	7,423,373
Washington Real Estate Investment Trust(a)	153,940	4,211,798
		41,521,555
Thrifts & Mortgage Finance (5.4%):
Kearny Financial Corp.	623,490	8,130,310
PCSB Financial Corp.	141,140	2,821,389
TFS Financial Corp.(a)	647,800	11,673,355
		22,625,054
Utilities (3.4%):
Black Hills Corp.	71,325	5,472,767
NorthWestern Corp.	42,540	3,192,627
South Jersey Industries, Inc.	165,530	5,447,592
		14,112,986
Total Common Stocks (Cost $336,529,251)		397,321,964

Preferred Stocks (0.3%)

Health Care (0.3%):
WellDoc, Inc.(c)(e)	1,587,483	1,165,689
Total Preferred Stock (Cost $1,942,920)		1,165,689

Collateral for Securities Loaned^ (6.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(d)	6,024,990	6,024,990
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(d)	6,841,862	6,841,862

Security Description	Shares	Value
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(e)	201,543	$201,543
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(d)	3,815,217	3,815,217
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(d)	3,313,476	3,313,476
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(d)	5,923,807	5,923,807
Total Collateral for Securities Loaned (Cost $26,120,895)		26,120,895
Total Investments (Cost $364,593,066) — 101.9%		424,608,548
Liabilities in excess of other assets — (1.9)%		(8,020,038)
NET ASSETS - 100.00%		$416,588,510

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security was fair valued using significant unobservable inputs as of September 30, 2019.
(d)	Rate disclosed is the daily yield on September 30, 2019.
(e)	Illiquid

ADR—American Depositary Receipt

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Value Fund	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.1%)

Consumer Discretionary (10.2%):
Aramark	161,615	$7,043,182
Expedia, Inc.	106,800	14,354,988
LKQ Corp.(a)(b)	508,890	16,004,591
Penske Automotive Group, Inc.(b)	42,640	2,016,019
		39,418,780
Consumer Staples (6.5%):
Hostess Brands, Inc.(a)(b)	607,230	8,492,112
Keurig Dr Pepper, Inc.(b)	141,620	3,869,058
Nomad Foods Ltd., ADR(a)	236,970	4,857,885
Post Holdings, Inc.(a)(b)	54,710	5,790,506
TreeHouse Foods, Inc.(a)	42,360	2,348,862
		25,358,423
Energy (5.0%):
Diamondback Energy, Inc.	57,150	5,138,357
Magnolia Oil & Gas Corp.(a)(b)	402,160	4,463,976
Noble Energy, Inc.(b)	274,215	6,158,868
RPC, Inc.(b)	599,330	3,362,241
		19,123,442
Financials (23.6%):
Aflac, Inc.	234,170	12,251,775
Axis Capital Holdings Ltd., Class A	69,730	4,652,386
Brown & Brown, Inc.	222,850	8,035,971
CBOE Holdings, Inc.	93,120	10,700,419
E*TRADE Financial Corp.	260,840	11,396,100
First American Financial Corp.	76,030	4,486,530
First Hawaiian, Inc.	382,740	10,219,158
Kearny Financial Corp.	419,000	5,463,760
RenaissanceRe Holdings Ltd., ADR	62,120	12,017,114
SunTrust Banks, Inc.	59,750	4,110,800
Voya Financial, Inc.	145,010	7,894,344
		91,228,357
Health Care (4.9%):
Bio-Rad Laboratories, Inc., Class A(a)	6,690	2,226,031
Humana, Inc.	22,020	5,629,853
Zimmer Biomet Holdings, Inc.	79,170	10,867,666
		18,723,550
Industrials (7.0%):
Crane Co.	108,960	8,785,445
Huntington Ingalls Industries, Inc.(b)	18,320	3,879,993
Kennametal, Inc.	97,380	2,993,461
Sensata Technologies Holding PLC, ADR(a)	58,840	2,945,530
SkyWest, Inc.	42,930	2,464,182
The Timken Co.	132,650	5,771,602
		26,840,213
Information Technology (10.6%):
Euronet Worldwide, Inc.(a)	83,243	12,178,451
FleetCor Technologies, Inc.(a)	30,530	8,755,393
NCR Corp.(a)	172,050	5,429,898
Verint Systems, Inc.(a)	342,880	14,668,406
		41,032,148

Security Description	Shares	Value
Materials (9.5%):
Crown Holdings, Inc.(a)	82,365	$5,441,032
Freeport-McMoRan, Inc.	554,470	5,306,278
Graphic Packaging Holding Co.	728,390	10,743,752
Huntsman Corp.	47,970	1,115,782
Sealed Air Corp.	219,300	9,103,143
Summit Materials, Inc., Class A(a)	197,420	4,382,724
		36,092,711
Real Estate (10.5%):
Equity Commonwealth	293,323	10,046,313
Healthcare Trust of America, Inc., Class A	169,060	4,966,983
Invitation Homes, Inc.	348,000	10,304,279
MGM Growth Properties LLC, Series A	263,800	7,927,190
Spirit Realty Capital, Inc.(b)	143,688	6,876,908
		40,121,673
Utilities (8.3%):
AES Corp.	327,210	5,346,611
Atmos Energy Corp.	27,949	3,183,112
FirstEnergy Corp.	174,270	8,405,042
Vistra Energy Corp.	561,040	14,996,600
		31,931,365
Total Common Stocks (Cost $324,459,506)		369,870,662

Collateral for Securities Loaned^ (7.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(c)	6,695,804	6,695,804
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(c)	7,603,625	7,603,625
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(c)	223,983	223,983
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(c)	4,239,998	4,239,998
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(c)	3,682,393	3,682,393
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(c)	6,583,355	6,583,355
Total Collateral for Securities Loaned (Cost $29,029,158)		29,029,158
Total Investments (Cost $353,488,664) — 103.6%		398,899,820
Liabilities in excess of other assets — (3.6)%		(13,694,865)
NET ASSETS - 100.00%		$385,204,955

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

LLC—Limited Liability Company

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Large Cap Alpha Fund	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.3%)

Banks (12.6%):
Citigroup, Inc.	266,180	$18,387,714
JPMorgan Chase & Co.	114,980	13,531,996
The PNC Financial Services Group, Inc.	101,240	14,189,798
U.S. Bancorp	218,070	12,067,994
Wells Fargo & Co.	197,430	9,958,369
		68,135,871
Capital Markets (5.5%):
CBOE Holdings, Inc.	153,958	17,691,314
E*TRADE Financial Corp.	273,820	11,963,196
		29,654,510
Communication Services (9.5%):
Alphabet, Inc., Class A(a)	19,940	24,349,532
Facebook, Inc., Class A(a)	151,630	27,002,269
		51,351,801
Consumer Discretionary (6.6%):
Aramark	240,800	10,494,064
Expedia, Inc.(b)	95,070	12,778,359
LKQ Corp.(a)	397,410	12,498,545
		35,770,968
Consumer Staples (4.9%):
Keurig Dr Pepper, Inc.(b)	295,680	8,077,978
Mondelez International, Inc., Class A	331,270	18,325,856
		26,403,834
Energy (8.4%):
Chevron Corp.	113,445	13,454,577
Diamondback Energy, Inc.	96,860	8,708,683
Enterprise Products Partners LP	547,360	15,643,549
Noble Energy, Inc.(b)	338,994	7,613,805
		45,420,614
Health Care (9.4%):
CVS Health Corp.(b)	100,395	6,331,913
Humana, Inc.	34,480	8,815,502
Johnson & Johnson	65,740	8,505,442
Pfizer, Inc.	200,610	7,207,917
UnitedHealth Group, Inc.	29,345	6,377,255
Zimmer Biomet Holdings, Inc.	96,590	13,258,909
		50,496,938
Industrials (6.4%):
Air Canada(a)	239,680	7,818,051
Eaton Corp. PLC, ADR	156,930	13,048,730
Parker-Hannifin Corp.	51,640	9,326,700
Union Pacific Corp.	31,050	5,029,479
		35,222,960
Information Technology (5.8%):
FleetCor Technologies, Inc.(a)	50,290	14,422,166
Visa, Inc., Class A	98,630	16,965,347
		31,387,513
Insurance (11.1%):
Aflac, Inc.	339,800	17,778,335
Brown & Brown, Inc.	470,030	16,949,282

Security Description	Shares	Value
Cincinnati Financial Corp.	117,900	$13,755,393
RenaissanceRe Holdings Ltd., ADR	58,410	11,299,415
		59,782,425
Materials (3.8%):
Freeport-McMoRan, Inc.	923,630	8,839,139
Sealed Air Corp.	293,220	12,171,562
		21,010,701
Real Estate (5.3%):
Equity Commonwealth	371,660	12,729,355
Invitation Homes, Inc.	534,770	15,834,540
		28,563,895
Utilities (7.0%):
Exelon Corp.	161,780	7,815,592
FirstEnergy Corp.	284,180	13,706,001
Vistra Energy Corp.	615,470	16,451,513
		37,973,106
Total Common Stocks (Cost $423,504,385)		521,175,136

Collateral for Securities Loaned^ (3.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(c)	3,744,691	3,744,691
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(c)	4,252,398	4,252,398
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(c)	125,264	125,264
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(c)	2,371,258	2,371,258
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(c)	2,059,413	2,059,413
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(c)	3,681,803	3,681,803
Total Collateral for Securities Loaned (Cost $16,234,827)		16,234,827
Total Investments (Cost $439,739,212) — 99.3%		537,409,963
Other assets in excess of liabilities — 0.7%		3,595,672
NET ASSETS - 100.00%		$541,005,635

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

LP—Limited Partnership

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Investors Fund	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.2%)

Banks (4.5%):
Citigroup, Inc.	7,500	$518,100
First Hawaiian, Inc.	49,040	1,309,368
		1,827,468
Capital Markets (6.5%):
CBOE Holdings, Inc.	12,000	1,378,920
E*TRADE Financial Corp.	28,615	1,250,189
		2,629,109
Communication Services (9.4%):
Alphabet, Inc., Class A(a)	1,612	1,968,478
Facebook, Inc., Class A(a)	10,240	1,823,539
		3,792,017
Consumer Discretionary (11.7%):
Expedia, Inc.	16,331	2,195,050
LKQ Corp.(a)	81,140	2,551,853
		4,746,903
Consumer Staples (10.5%):
Hostess Brands, Inc.(a)	106,330	1,487,024
Mondelez International, Inc., Class A	18,320	1,013,462
Post Holdings, Inc.(a)	7,200	762,048
TreeHouse Foods, Inc.(a)(b)	17,900	992,555
		4,255,089
Energy (7.0%):
Diamondback Energy, Inc.	12,941	1,163,525
Kosmos Energy Ltd.	131,120	818,189
Noble Energy, Inc.	36,962	830,167
		2,811,881
Industrials (2.6%):
SkyWest, Inc.	18,410	1,056,734

Information Technology (9.1%):
Euronet Worldwide, Inc.(a)	9,800	1,433,740
NCR Corp.(a)	11,780	371,777
Verint Systems, Inc.(a)	43,100	1,843,818
		3,649,335
Insurance (14.3%):
Aflac, Inc.	31,500	1,648,080
Brown & Brown, Inc.	45,250	1,631,715
Mercury General Corp.	13,960	780,085
RenaissanceRe Holdings Ltd., ADR	8,830	1,708,164
		5,768,044
Materials (10.0%):
Crown Holdings, Inc.(a)	11,970	790,738
Freeport-McMoRan, Inc.	65,940	631,046
Graphic Packaging Holding Co.	97,690	1,440,927
Sealed Air Corp.	27,760	1,152,318
		4,015,029
Real Estate (3.6%):
Equity Commonwealth	42,120	1,442,610

Security Description	Shares	Value
Thrifts & Mortgage Finance (2.5%):
Kearny Financial Corp.	76,100	$992,344

Utilities (5.5%):
Vistra Energy Corp.	82,420	2,203,087
Total Common Stocks (Cost $33,180,375)		39,189,650

Collateral for Securities Loaned^ (2.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(c)	199,302	199,302
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(c)	226,324	226,324
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(c)	6,667	6,667
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(c)	126,205	126,205
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(c)	109,607	109,607
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(c)	195,956	195,956
Total Collateral for Securities Loaned (Cost $864,061)		864,061
Total Investments (Cost $34,044,436) — 99.3%		40,053,711
Other assets in excess of liabilities — 0.7%		262,681
NET ASSETS - 100.00%		$40,316,392

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

Victory Portfolios	Schedule of Portfolio Investments
Victory Global Natural Resources Fund	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (94.2%)

Energy Equipment & Services (2.5%):
Covia Holdings Corp.(a)(b)	1,995,757	$4,031,429

Metals & Mining (32.0%):
Antofagasta PLC	447,661	4,947,290
First Quantum Minerals Ltd.	2,032,439	17,076,354
Newmont Goldcorp Corp.	149,812	5,680,871
Rio Tinto PLC, ADR(b)	97,939	5,101,643
Turquoise Hill Resources Ltd.(a)	40,305,411	19,153,131
		51,959,289
Oil, Gas & Consumable Fuels (59.7%):
Antero Resources Corp.(a)	2,309,278	6,974,020
ARC Resources Ltd.(b)	819,970	3,905,798
Berry Petroleum Corp.	381,078	3,566,890
Centennial Resource Development, Inc., Class A(a)(b)	1,091,543	4,928,317
Cheniere Energy, Inc.(a)	71,062	4,481,170
Concho Resources, Inc.(b)	111,065	7,541,314
EOG Resources, Inc.	52,928	3,928,316
Laredo Petroleum, Inc.(a)	3,134,155	7,553,314
Noble Energy, Inc.(b)	176,859	3,972,253
Peyto Exploration & Development Corp.	1,557,515	3,927,002
Range Resources Corp.	6,163,106	23,543,064
SRC Energy, Inc.(a)	1,699,884	7,921,459
Tourmaline Oil Corp.	398,615	3,944,925
Whitecap Resources, Inc.	3,156,295	10,960,186
		97,148,028
Total Common Stocks (Cost $443,931,280)		153,138,746

Collateral for Securities Loaned^ (7.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(c)	2,980,136	2,980,136
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(c)	3,384,184	3,384,184
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(c)	99,689	99,689
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(c)	1,887,117	1,887,117
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(c)	1,638,942	1,638,942
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(c)	2,930,088	2,930,088
Total Collateral for Securities Loaned (Cost $12,920,156)		12,920,156
Total Investments (Cost $456,851,436) — 102.1%		166,058,902
Liabilities in excess of other assets — (2.1)%		(3,413,611)
NET ASSETS - 100.00%		$162,645,291

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company